JOHN HANCOCK VARIABLE INSURANCE TRUST
601 Congress Street, Boston, Massachusetts 02210

John Hancock Variable Insurance Trust (“JHVIT” or the “Trust”), formerly John Hancock Trust, is an open-end management investment company, commonly known as a mutual fund. Shares of JHVIT are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable annuity and variable life insurance contracts (“variable contracts”). JHVIT provides a range of investment objectives through separate investment portfolios or funds (each a “fund,” collectively the “funds”). The following funds are described in this Prospectus:

Ticker
Fund Name	Series I	Series NAV

500 Index Trust	JEINX
500 Index Trust B
Active Bond Trust	JEABX
All Cap Core Trust	JEACX
All Cap Value Trust
Alpha Opportunities Trust		JAPNX
American Asset Allocation Trust	JAAOX
American Blue Chip Income And Growth Trust	JACHX
American Bond Trust	JEBTX
American Fundamental Holdings Trust	JFHOX
American Global Diversification Trust	JGDOX
American Global Growth Trust
American Global Small Capitalization Trust
American Growth Trust	JEGRX
American Growth-Income Trust	JEGFX
American High-Income Bond Trust
American International Trust	JEILX
American New World Trust	JANOX
Balanced Trust		JBLNX
Blue Chip Growth Trust
Capital Appreciation Trust
Capital Appreciation Value Trust
Core Allocation Plus Trust		JGANX
Core Bond Trust
Core Diversified Growth & Income Trust		JADNX
Core Strategy Trust		JIANX
Disciplined Diversification Trust		JGBNX
Emerging Markets Value Trust		JEMAX
Equity-Income Trust
Financial Services Trust
Franklin Templeton Founding Allocation Trust		JFANX
Fundamental Value Trust
Global Trust	JEFGX
Global Bond Trust
Health Sciences Trust
High Yield Trust
International Core Trust
International Equity Index Trust A	JEIEX
International Equity Index Trust B
International Opportunities Trust
International Small Company Trust
International Value Trust
Investment Quality Bond Trust
Large Cap Trust
Lifestyle Aggressive Trust	JELAX
Lifestyle Balanced Trust	JELBX
Lifestyle Conservative Trust	JELCX
Lifestyle Growth Trust	JELGX
Lifestyle Moderate Trust	JELMX
Mid Cap Index Trust	JECIX
Mid Cap Stock Trust
Mid Value Trust	JEMUX
Money Market Trust	JHOXX
Money Market Trust B
Natural Resources Trust
Optimized All Cap Trust	JEQAX
Optimized Value Trust
Real Estate Securities Trust
Real Return Bond Trust
Science & Technology Trust
Short Term Government Income Trust	JSTOX
Small Cap Growth Trust	JESGX
Small Cap Index Trust	JESIX
Small Cap Opportunities Trust
Small Cap Value Trust	JESVX
Small Company Value Trust
Smaller Company Growth Trust		JSGNX
Strategic Income Opportunities Trust
Total Bond Market Trust B
Total Return Trust
Total Stock Market Index Trust	JETSX
Ultra Short Term Bond Trust		JUSNX
Utilities Trust	JEUTX
Value Trust	JEVLX

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. No person, including any dealer or salesperson, has been authorized to give any information or to make any representations, unless the information or representation is set forth in this Prospectus. If any such unauthorized information or representation is given, it should not be relied upon as having been authorized by JHVIT, the adviser or any subadvisers to JHVIT or the principal underwriter of the shares. This Prospectus is not an offer to sell shares of JHVIT in any state where such offer or sale would be prohibited.

Prospectus dated May 2, 2011

JOHN HANCOCK TRUST

500 INDEX TRUST

Investment Objective

To approximate the aggregate total return of a broad-based U.S. domestic equity market index.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.46%	0.05%	0.02%	0.53%

Series NAV	0.46%	0.00%	0.02%	0.48%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$54	$170	$296	$665

Series NAV	$49	$154	$269	$604

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that the fund’s investments in certain instruments, such as index futures, total return swaps and exchanged-traded funds (“ETFs”) have similar economic characteristics as securities that are in the S&P 500 Index. As of February 28, 2011, the market capitalizations of companies included in the S&P 500 Index ranged from $1.5 billion to $425.9 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

Use of Hedging and Other Strategic Transactions. The fund may invest in futures contracts and Depositary Receipts. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

S&P 500 Index risk  An investment in the fund involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

-12.37%	-22.53%	28.01%	10.26%	4.29%	15.26%	4.90%	-37.21%	25.74%	14.58%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	15.89% (Quarter ended 6/30/2009) Worst Quarter: −22.00% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	14.58%	1.81%	0.89%	5/1/2000
Series NAV	14.64%	1.59%	0.79%	10/31/2005
S&P 500 Index	15.06%	2.29%	1.41%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Carson Jen. Vice President and Senior Portfolio Manager; managed fund since 2000. Narayan Ramani. Assistant Vice President and Senior Portfolio Manager; managed fund since 2000.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

500 INDEX TRUST B

Investment Objective

To approximate the aggregate total return of a broad-based U.S. domestic equity market index.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total		Net
		Distribution		fund	Contractual	fund
	Management	and service (12b-1)	Other	operating	expense	operating
Share Class	fee	fees	Expenses	expenses	reimbursement[1]	expenses
Series NAV	0.47%	0.00%	0.02%	0.49%	-0.24%	0.25%

1JHVIT sells shares of the fund only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company (U.S.A.) and its affiliates. As reflected in the table, the fund is subject to an expense cap pursuant to an agreement between JHVIT and the Adviser as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund’s annual operating expenses do not exceed its “Net Operating Expenses” as shown in the table above. A fund’s “Total Operating Expenses” includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the Fund not incurred in the ordinary course of the fund’s business. Under the agreement, the Adviser’s obligation to provide the expense cap will remain in effect until April 30, 2012 and will terminate after that date only if JHVIT, without the prior written consent of the Adviser, sells shares of the fund to (or has shares of the fund held by) any person other than the separate accounts and other persons specified in the agreement.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series NAV	$26	$133	$250	$593

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that the fund’s investments in certain instruments, such as index futures, total return swaps and exchanged-traded funds (“ETFs”) have similar economic characteristics as securities that are in the S&P 500 Index. As of February 28, 2011, the market capitalizations of companies included in the S&P 500 Index ranged from $1.5 billion to $425.9 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

Use of Hedging and Other Strategic Transactions. The fund may invest in futures contracts and Depositary Receipts. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

S&P 500 Index risk  An investment in the fund involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund’s predecessor fund. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series NAV:

-11.98%	-22.31%	28.42%	10.70%	4.65%	15.56%	5.25%	-37.19%	26.35%	14.86%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	15.85% (Quarter ended 6/30/2009) Worst Quarter: −22.11% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAV	14.86%	2.08%	1.21%	4/29/2005
S&P 500 Index	15.06%	2.29%	1.41%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Carson Jen. Vice President and Senior Portfolio Manager; managed fund since 1996. Narayan Ramani. Assistant Vice President and Senior Portfolio Manager; managed fund since 1996.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

ACTIVE BOND TRUST

Investment Objective

To seek income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.60%	0.05%	0.04%	0.69%

Series NAV	0.60%	0.00%	0.04%	0.64%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$70	$221	$384	$859

Series NAV	$65	$205	$357	$798

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments. The fund seeks to invest its assets in debt securities and instruments with an average duration of between 4 to 6 years, however, there is no limit on the fund’s average maturity.

Eligible investments include, but are not limited to:

•	U.S. Treasury and agency securities;
•	Asset-backed securities and mortgage-backed securities both investment grade and non-investment grade, including mortgage pass-through securities, commercial mortgage-backed securities (“CMBS”) and collateralized mortgage obligations (“CMOs”);
•	Corporate bonds, both U.S. and foreign; and without any limit on credit quality; and
•	Foreign government and agency securities.

Each subadviser uses proprietary research and economic and industry analysis to identify specific bonds, bond sectors and industries that are attractively priced. Due to this process, the fund may have a higher than average portfolio turnover ratio and may affect performance results.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.

The fund employs a multi-manager approach with two subadvisers, Declaration Management & Research LLC (“Declaration”) and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“John Hancock Asset

Management”), each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced periodically so that the subadvisers manage the following portions of the fund:

50%* Declaration

50%* John Hancock Asset Management

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadviser will vary.

This allocation methodology may change in the future.

Declaration

Declaration uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based upon market fundamentals and technical factors. Declaration opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

This portion of the fund normally has no more than 10% of its total assets in high yield bonds (“junk bonds”) and normally invests in foreign securities only if U.S. dollar-denominated. This portion of the fund normally has an average credit rating of “A” or “AA.”

John Hancock Asset Management

John Hancock Asset Management uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. John Hancock Asset Management tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months.

This portion of the fund normally has no more than 25% of its total assets in high yield bonds (sometimes referred to as “junk bonds”) and may invest in both U.S. dollar-denominated and foreign currency-denominated foreign securities. This portion of the fund normally has an average credit rating of “A” or “AA.”

The fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody’s). Under normal circumstances, no more than 15% of the total assets of the portion of the fund managed by John Hancock Asset Management will be invested in asset-backed securities rated lower than A by both rating agencies.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information about the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including entering into futures contracts, options, swaps, swaptions, and TBA mortgage contracts.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Swaptions  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaptions.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Inverse interest-only securities  Inverse interest-only securities that are mortgage-backed securities are subject to the same risks as other mortgage-backed securities. In addition, the coupon on an inverse interest-only security can be extremely sensitive to changes in prevailing interest rates.

TBA mortgage contracts  TBA mortgage contracts involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception of the fund, performance shown for each share class is the actual performance of the sole share class of the fund’s predecessor fund. This pre-inception performance for each of the Series I and Series II share classes has not been adjusted to reflect the Rule 12b−1 fees of that class and would be lower if it did. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

7.48%	7.25%	6.48%	4.78%	2.54%	4.42%	4.05%	-10.54%	24.80%	13.85%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	9.92% (Quarter ended 9/30/2009) Worst Quarter: −5.96% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	13.85%	6.67%	6.18%	4/29/2005
Series NAV	13.91%	6.73%	6.21%	4/29/2005
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Declaration Management & Research LLC	Peter Farley, CFA. Senior Vice President; managed fund since 2005. Joshua Kuhnert, CFA. Vice President; managed fund since 2009.
John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Barry H. Evans. President; managed fund since 2005. Jeffrey N. Given. Vice President; managed fund since 2006. Howard C. Greene. Senior Vice President; managed fund since 2005.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

ALL CAP CORE TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.78%	0.05%	0.03%	0.01%	0.87%

Series NAV	0.78%	0.00%	0.03%	0.01%	0.82%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$89	$278	$482	$1,073

Series NAV	$84	$262	$455	$1,014

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 219% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in common stocks and other equity securities within all asset classes (small-, mid- and large-cap) of those included in the Russell 3000 Index ($5 million to $425.9 billion as of February 28, 2011).

The fund may invest in all types of equity securities including common stocks, preferred stocks, convertible securities and depositary receipts for such securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. The fund may also invest in U.S. government securities.

The subadviser pursues an actively managed, quantitative investment process. The subadviser’s investment philosophy is based on three central tenets:

•	Securities have an intrinsic value from which they deviate over time. The subadviser believes that the best way to measure a security’s fair value is relative to its peers within its own industry.
•	Finding attractive companies with long-term potential requires a consideration of both growth and value attributes. Technical analysis further enhances the stock selection process, helping to identify timely market opportunities.

•	Quantitative investment models provide an improved framework for selecting mis-priced stocks in an unbiased, consistent and repeatable manner.

The subadviser blends fundamental equity analysis and quantitative investment theory into a disciplined and systematic process. This technique minimizes subjectivity and allows the team to analyze the broadest possible universe of stocks. The subadviser’s proprietary U.S. stock evaluation model, the Quantitative Investment Model, incorporates valuation and growth investment parameters and is used to select securities. The subadviser believes that combining techniques used by fundamental value investors with extensive growth and earnings analysis minimizes investment style bias and ultimately produces a “pure” stock selection process that seeks to add value in any market environment. The subadviser also incorporates technical analysis to capture short-term price changes and market responsiveness to new information.

The subadviser extensively screens the Russell 3000 Index universe using multiple investment parameters to identify what the subadviser believes are the most and least attractive securities. Expected returns are generated for each stock relative to its own industry. Securities are then selected based on expected returns, risk control constraints and anticipated transaction costs.

By applying a rigorous portfolio construction process, the subadviser targets excess return levels similar to traditional managers, while holding a significantly more diversified basket of stocks. Non-linear market impact assumptions are also incorporated into the process to maximize the trade-off between the anticipated pickup from trading and the costs associated with making these trades.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index is a blend of the Russell 1000 Growth Index from inception through December 31, 2002 and the Russell 3000 Index for periods after January 1, 2003.

Calendar Year Total Returns for Series I:

-21.36%	-25.23%	31.54%	16.33%	9.08%	14.75%	2.66%	-39.63%	28.46%	13.04%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	17.59% (Quarter ended 6/30/2009) Worst Quarter: −24.41% (Quarter ended 3/31/2001)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	13.04%	0.65%	0.13%	7/15/1996
Series NAV	13.09%	0.70%	0.17%	4/29/2005
Russell 3000 Index	16.93%	2.74%	2.16%
Combined Index	16.93%	2.74%	0.22%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

QS Investors, Inc	Robert Wang. Head of Portfolio Implementation; managed fund since 2010. Russell Shtern, CFA. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

ALL CAP VALUE TRUST

Investment Objective

To seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee[1]	fees	Expenses	expenses
Series I	0.79%	0.05%	0.05%	0.89%

Series NAV	0.79%	0.00%	0.05%	0.84%

1The management fee has been restated to reflect contractual changes to the Advisory Agreement.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$91	$284	$493	$1,096

Series NAV	$86	$268	$466	$1,037

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund primarily purchases equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued. The fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell 1000 Index ($221 million to $425.9 billion as of February 28, 2011). This range varies daily. The fund may invest the remainder of its assets in mid-sized and small company securities.

Equity securities may include common stocks, preferred stock, convertible securities, warrants, and similar instruments. The fund invests in companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios).

In selecting investments, the subadviser attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. While there is the risk that an investment may never reach what the subadviser thinks is its full value, or may go down in value, the subadviser’s emphasis on large, seasoned company value stocks may limit the fund’s downside risk. This is because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be issued by more established companies and are less volatile than mid-sized or small company stock. Although small companies may present greater risks than larger companies, they also may present higher potential for attractive long-term returns. The subadviser generally sells a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached the subadviser valuation target.

The fund may not invest more than 10% of its net assets in foreign securities, including securities in emerging markets countries. The subadviser does not consider American Depositary Receipts (ADRs) and securities of companies domiciled outside the U.S. but that are traded in the United States to be subject to this limitation.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

-27.83%	38.36%	15.96%	5.71%	13.71%	8.33%	-28.78%	26.61%	18.35%

2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	16.35% (Quarter ended 9/30/2009) Worst Quarter: −23.92% (Quarter ended 9/30/2002)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	18.35%	5.62%	5.14%	4/30/2001
Series NAV	18.49%	5.73%	5.20%	2/28/2005
Russell 3000 Value Index	16.23%	1.45%	3.84%	4/30/2001

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Lord, Abbett & Co. LLC	Robert P. Fetch. Partner and Director; managed fund since 2001. Deepak Khanna. Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

ALPHA OPPORTUNITIES TRUST

Investment Objective

To seek long-term total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee[1]	fees	Expenses	expenses[2]	expenses
Series I	0.97%	0.05%	0.04%	0.01%	1.07%

Series NAV	0.97%	0.00%	0.04%	0.01%	1.02%

1The management fee has been restated to reflect contractual changes to the Advisory Agreement.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$109	$340	$590	$1,306

Series NAV	$104	$325	$563	$1,248

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 185% of the average value of its portfolio.

Principal Investment Strategies

The fund employs a “multiple sleeve structure,” which means the fund has several components that are managed separately in different styles. The fund seeks to obtain its objective by combining these different component styles in a single fund.

For each component “sleeve,” the subadviser has a distinct investment philosophy and analytical process to identify specific securities for purchase or sale based on internal, proprietary research. Each component sleeve tends to be flexible, opportunistic, and total return-oriented such that the aggregate portfolio represents a wide range of investment philosophies, companies, industries and market capitalizations. Investment personnel for each component sleeve have complete discretion and responsibility for selection and portfolio construction decisions within their specific sleeve.

The subadviser is responsible for selecting styles or approaches for component sleeves with a focus on combining complementary investment styles, monitoring the risk profile, strategically rebalancing the portfolio, and maintaining a consistent fund profile. In choosing prospective investments, the subadviser analyzes a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, expected growth rates, revenues, dividends and other related measures of value.

Under normal market conditions, the fund invests at least 65% of its total assets in equity and equity-related securities, including common stock, preferred stock, depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts), index-related securities (including exchange-traded funds (“ETFs”)), real estate investment structures (including REITs), convertible securities, preferred stock, private placements, convertible preferred stock, rights, and warrants. The fund may invest in listed and unlisted domestic and foreign equity and equity-related securities or instruments. These equity and equity-related instruments may include equity securities of, or options linked to, emerging market issuers or indexes.

The fund may invest up to 35% of its total assets in the securities of foreign issuers and non-dollar securities, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

The fund may also invest in fixed-income securities, fixed-income related instruments, and cash and cash equivalents. These fixed-income securities may include non-investment-grade instruments.

The fund may invest in over-the-counter and exchange-traded derivatives, including but not limited to futures, forward contracts, swaps, options, options on futures, swaptions, structured notes, and market access products, to reduce risk and enhance potential income.

The fund may invest in initial public offerings (“IPOs”). The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series NAV:

39.49%	16.98%

2009	2010

Best Quarter:	18.66% (Quarter ended 6/30/2009) Worst Quarter: −12.97% (Quarter ended 6/30/2010)

Average Annual Total Returns for period ended 12/31/2010

	One	Since	Date of
	Year	Inception	Inception

Series I	16.92%	17.01%	6/2/2009
Series NAV	16.98%	17.06%	10/7/2008
Russell 3000 Index	16.93%	12.05%	10/7/2008

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management Company, LLP	Kent M. Stahl, CFA. Senior Vice President and Director of Investments and Risk Management; managed fund since 2008.
Gregg R. Thomas, CFA. Vice President and Director of Risk Management; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

AMERICAN ASSET ALLOCATION TRUST

Investment Objective

To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I	0.30%	0.60%	0.03%	0.93%

1The table reflects the combined fees of the feeder fund and the master fund.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$95	$296	$515	$1,143

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Asset Allocation Fund(SM), a series of American Funds Insurance Series. The master fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. In addition, the master fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by a Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the master fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40% — 80% in equity securities, 20% — 50% in debt securities and 0% — 40% in money market instruments. The proportion of equities, debt and money market securities held by the master fund will vary with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities. The master fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the U.S. and up to 5% of its assets in debt securities of issuers domiciled outside the U.S.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The investment strategy may fail to produce the intended result.

Asset allocation risk  Although asset allocation among different asset categories generally limits risk and exposure to any one category, the risk remains that the adviser may favor an asset category that performs poorly relative to the other asset categories.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Income stock risk  Income provided by the fund may be affected by changes in the dividend polices of the companies in which the fund invests and the capital resources available for such payments at such companies.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the

12b−1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 60% of the S&P 500 Index and 40% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar Year Total Returns for Series I:

0.77%	-12.19%	22.15%	8.50%	9.46%	14.96%	6.25%	-29.79%	23.61%	12.06%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	12.24% (Quarter ended 6/30/2003) Worst Quarter: −16.46% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	12.06%	3.50%	4.31%	4/28/2008
S&P 500 Index	15.06%	2.29%	1.41%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
Combined Index	12.13%	4.08%	3.53%

Management

Investment Adviser of the Master Fund:  Capital Research and Management Company

Portfolio Managers

Alan N. Berro. Senior Vice President; Senior Vice President - Capital World Investors; managed the fund since 2000.
David A. Daigle. Senior Vice President - Fixed Income, Capital Research Company; managed the fund since 2009.
Jefferey T. Lager. Senior Vice President - Capital World Investors; managed the fund since 2007.
James R. Mulally. Senior Vice President - Capital World Investors - Fixed Income, CRMC; managed the fund since 2006.
Eugene P. Stein. Senior Vice President - Capital World Investors; managed the fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

AMERICAN BLUE CHIP INCOME AND GROWTH TRUST

Investment Objective

To seek to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor’s 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I	0.42%	0.60%	0.06%	1.08%

1The table reflects the combined fees of the feeder fund and the master fund.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$110	$343	$595	$1,317

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Blue Chip Income and Growth Fund(SM), a series of American Funds Insurance Series. The master fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. The master fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The master fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside United States, so long as they are listed or traded in the U.S. The master fund will invest, under normal market conditions, at least 90% of equity assets in the stock of companies whose debt securities are rated at least investment grade. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Income stock risk  Income provided by the fund may be affected by changes in the dividend polices of the companies in which the fund invests and the capital resources available for such payments at such companies.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b−1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

-23.34%	30.26%	9.31%	6.76%	16.99%	1.65%	-36.72%	27.33%	12.01%

2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	16.97% (Quarter ended 6/30/2003) Worst Quarter: −21.33% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	12.01%	1.43%	1.77%	7/9/2003
S&P 500 Index	15.06%	2.29%	2.28%	7/5/2001

Management

Investment Adviser of the Master Fund:  Capital Research and Management Company

Portfolio Managers

James K. Dunton. Vice Chairman of the Board; Senior Vice President - Capital Research Global Investors; managed the fund since 2001.
C. Ross Sappenfield. Senior Vice President; Senior Vice President - Capital Research Global Investors; managed the fund since 2001.
Christopher D. Buchbinder. Senior Vice President - Capital Research Global Investors; managed the fund since 2007.
James B. Lovelace. Senior Vice President - Capital Research Global Investors; managed the fund since 2007.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

AMERICAN BOND TRUST

Investment Objective

To seek to maximize current income and preserve capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I	0.37%	0.60%	0.03%	1.00%

1The table reflects the combined fees of the feeder fund and the master fund.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$102	$318	$552	$1,225

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 187% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Bond Fund(SM), a series of American Funds Insurance Series. Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund will invest at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations (NRSROs) designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and noncovertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b−1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

7.83%	3.64%	12.40%	5.41%	1.24%	6.56%	2.96%	-9.72%	12.21%	6.03%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	5.85% (Quarter ended 6/30/2009) Worst Quarter: −5.59% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	6.03%	3.34%	4.68%	11/2/2005
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%

Management

Investment Adviser of the Master Fund:  Capital Research and Management Company (“CRMC”)

Portfolio Managers

David C. Barclay. Senior Vice President - Fixed Income, CRMC; managed the master fund since 1997.
Mark H. Dalzell. Senior Vice President - Fixed Income, CRMC; managed the master fund since 2005.
David A. Hoag. Senior Vice President - Fixed Income, CRMC; managed the master fund since 2007.
Thomas H. Hogh. Senior Vice President - Fixed Income, Capital Research Company; managed the master fund since 2007.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

AMERICAN FUNDAMENTAL HOLDINGS TRUST

Investment Objective

To seek long term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.04%	0.60%	0.03%	0.37%	1.04%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$106	$331	$574	$1,271

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below.

The fund currently invests primarily in four Underlying Funds of the American Funds Insurance Series®: Bond Fund, Growth Fund, Growth-Income Fund, and International Fund. The fund is permitted to invest in six other Underlying Funds of the American Funds Insurance Series: Asset Allocation Fund, Blue Chip Income and Growth Fund, Global Growth Fund, Global Small Capitalization Fund, High-Income Bond Fund, and New World Fund as well as other Underlying Funds. When purchasing shares of the American Funds Insurance Series, the fund only purchases Class 1 shares (which are not subject to Rule 12b-1 fees).

The fund is authorized to invest without limitation in other Underlying Funds and in other types of investments. The fund may purchase any Underlying Funds except other JHVIT funds of funds and the following JHVIT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHVIT Funds, the fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may invest in exchange traded funds (“ETFs”). The fund may also invest in the securities of other investment companies and may make direct investments in other types of investments such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information about the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund.the use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 65% of the S&P 500 Index and 35% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar Year Total Returns for Series I:

-30.92%	26.88%	10.35%

2008	2009	2010

Best Quarter:	13.51% (Quarter ended 6/30/2009) Worst Quarter: −16.17% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Since	Date of
	Year	Inception	Inception

Series I	10.35%	−2.01%	10/31/2007
S&P 500 Index	15.06%	−3.85%	10/31/2007
Barclays Capital U.S. Aggregate Bond Index	6.54%	6.13%	10/31/2007
Combined Index	12.53%	0.06%	10/31/2007

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bruce Speca. Head of Global Asset Allocation; managed fund since 2010.
Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Vice President and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2007.
Scott Warlow. Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios; managed fund since 2007.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

AMERICAN GLOBAL DIVERSIFICATION TRUST

Investment Objective

To seek long term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.04%	0.60%	0.03%	0.56%	1.23%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$125	$390	$676	$1,489

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. Under normal market conditions, the fund will invest a significant portion of its assets in securities, which include securities held by the Underlying Funds of issuers that are located outside of the U.S.

The fund currently invests primarily in five Underlying Funds of the American Funds Insurance Series®: Bond Fund, Global Growth Fund, Global Small Capitalization Fund, High-Income Bond Fund, and New World Fund. The fund is permitted to invest in five other Underlying Funds of the American Funds Insurance Series: Asset Allocation Fund, Growth Fund, International Fund, Growth-Income Fund, and Blue Chip Income and Growth Fund as well as other Underlying Funds as described below. When purchasing shares of the American Funds Insurance Series, the fund only purchases Class 1 shares (which are not subject to Rule 12b-1 fees).

The fund is authorized to invest without limitation in other Underlying Funds and in other types of investments. The fund may purchase any Underlying Funds except other JHVIT funds of funds and the following JHVIT feeder funds: American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust,

American International Trust and American New World Trust. When purchasing shares of other JHVIT Funds the fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in exchange traded funds (ETFs), and in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund.the use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 65% of the MSCI World Index and 35% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar Year Total Returns for Series I:

-34.72%	36.32%	12.57%

2008	2009	2010

Best Quarter:	18.04% (Quarter ended 6/30/2009) Worst Quarter: −17.95% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Since	Date of
	Year	Inception	Inception

Series I	12.57%	−0.95%	10/31/2007
MSCI World Index (gross of foreign withholding tax on dividends)	12.34%	−5.35%	10/31/2007
Barclays Capital U.S. Aggregate Bond Index	6.54%	6.13%	10/31/2007
Combined Index	10.83%	−0.86%	10/31/2007

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bruce Speca. Head of Global Asset Allocation; managed fund since 2010.
Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Vice President and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2007.
Scott Warlow. Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios; managed fund since 2007.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

AMERICAN GLOBAL GROWTH TRUST

Investment Objective

To seek to make the shareholders’ investment grow over time.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I2	0.53%	0.60%	0.07%	1.20%

1The table reflects the combined fees of the feeder fund and the master fund.
2For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2010, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$122	$381	$660	$1,455

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Global Growth Fund(SM), a series of American Funds Insurance Series. The Global Growth Fund invests primarily in common stocks of companies located around the world that the adviser believes have potential for growth. The Global Growth Fund may invest a portion of its assets in common stocks and other securities of companies in emerging market countries and expects to be invested in numerous countries around the world.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b−1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

-13.99%	-14.46%	35.62%	13.80%	14.37%	20.73%	14.49%	-38.68%	41.42%	11.22%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	22.00% (Quarter ended 6/30/2009) Worst Quarter: −20.39% (Quarter ended 9/30/2001)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	11.22%	5.92%	5.64%	11/5/2010
MSCI World Index (gross of foreign withholding taxes on dividends)	12.34%	2.99%	2.28%
Lipper Global Fund Index	13.39%	3.47%	3.22%

Management

Investment Adviser of the Master Fund:  Capital Research and Management Company

Portfolio Managers

Robert W. Lovelace. Vice President; Senior Vice President - Capital World Investors; managed the fund since 1997.
Martin Jacobs. Senior Vice President - Capital World Investors; managed the fund since 2009.
Steven T. Watson. Senior Vice President - Capital World Investors; managed the fund since 2002.
Paul A. White. Senior Vice President - Capital World Investors; managed the fund since 2004.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

AMERICAN GLOBAL SMALL CAPITALIZATION TRUST

Investment Objective

To seek to make the shareholders’ investment grow over time.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I2	0.71%	0.60%	0.10%	1.41%

1The table reflects the combined fees of the feeder fund and the master fund.
2For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2010, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$144	$446	$771	$1,691

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Global Small Capitalization Fund(SM), a series of American Funds Insurance Series. Under normal circumstances, the Global Small Capitalization Fund invests primarily in stocks of smaller companies located around the world. Normally, the Global Small Capitalization Fund invests at least 80% of its net assets in growth-oriented common stocks and other equity securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase.

The Global Small Capitalization Fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market movements. The adviser currently defines “small market capitalization” companies to be companies with market capitalizations of $3.5 billion or less. The adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future.

Under normal circumstances, the Global Small Capitalization Fund invests a significant portion of its assets outside the United States. The fund may also invest a portion of its assets in common stocks and other securities of companies in emerging market countries. The fund expects to be invested in numerous countries around the world.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b−1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

-12.63%	-18.83%	53.92%	21.13%	25.66%	24.35%	20.98%	-53.79%	60.44%	21.76%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	29.18% (Quarter ended 6/30/2009) Worst Quarter: −31.38% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	21.76%	6.31%	8.48%	11/5/2010
MSCI AC World Small Cap Index (gross of foreign withholding tax on dividends)	26.71%	7.12%	9.84%

Management

Investment Adviser of the Master Fund:  Capital Research and Management Company

Portfolio Managers

Gordon Crawford. Senior Vice President - Capital Research Global Investors; managed the fund since 1998.
Mark E. Denning. Senior Vice President - Capital Research Global Investors; managed the fund since 1998.
J. Blair Frank. Senior Vice President - Capital Research Global Investors; managed the fund since 2003.
Harold H. La. Senior Vice President - Capital Research Global Investors; managed the fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

AMERICAN GROWTH TRUST

Investment Objective

To seek to make the shareholders’ investment grow.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I	0.32%	0.60%	0.04%	0.96%

1The table reflects the combined fees of the feeder fund and the master fund.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$98	$306	$531	$1,178

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Growth Fund(SM), a series of American Funds Insurance Series. The Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Growth Fund may also invest a portion of its assets in common stocks and other securities of issuers domiciled outside the U.S.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b−1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

-18.44%	-24.72%	36.31%	12.10%	15.78%	9.80%	11.93%	-44.20%	38.88%	18.24%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	22.64% (Quarter ended 12/31/2001) Worst Quarter: −27.24% (Quarter ended 9/30/2001)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	18.24%	2.40%	2.04%	7/9/2003
S&P 500 Index	15.06%	2.29%	1.41%

Management

Investment Adviser of the Master Fund:  Capital Research and Management Company

Portfolio Managers

Donnalisa Parks Barnum. Senior Vice President; managed the fund since 2003.
Gregg E. Ireland. Senior Vice President - Capital World Investors; managed the fund since 2006.
Gregory D. Johnson. Senior Vice President - Capital World Investors; managed the fund since 2007.
Michael T. Kerr. Senior Vice President - Capital World Investors; managed the fund since 2005.
Ronald B. Morrow. Senior Vice President - Capital World Investors; managed the fund since 2003.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

AMERICAN GROWTH-INCOME TRUST

Investment Objective

To seek to make the shareholders’ investments grow and to provide the shareholder with income over time.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I	0.27%	0.60%	0.04%	0.91%

1The table reflects the combined fees of the feeder fund and the master fund.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$93	$290	$504	$1,120

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Growth-Income Fund(SM), a series of American Funds Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. Although the Growth-Income Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the U.S. The Growth-Income Fund is designed for investors seeking both capital appreciation and income.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Income stock risk  Income provided by the fund may be affected by changes in the dividend polices of the companies in which the fund invests and the capital resources available for such payments at such companies.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b−1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

2.20%	-18.63%	31.99%	9.96%	5.44%	14.80%	4.64%	-38.08%	30.79%	11.13%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	16.85% (Quarter ended 6/30/2003) Worst Quarter: −22.01% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	11.13%	1.57%	3.24%	7/9/2003
S&P 500 Index	15.06%	2.29%	1.41%

Management

Investment Adviser of the Master Fund:  Capital Research and Management Company

Portfolio Managers

James K. Dunton. Vice Chairman of the Board; Senior Vice President - Capital Research Global Investors; managed the fund since 1985.
Donald D. O’Neal. President and Trustee; Senior Vice President - Capital Research Global Investors; managed the fund since 2005.
C. Ross Sappenfield. Senior Vice President; Senior Vice President - Capital Research Global Investors; managed the fund since 1999.
J. Blair Frank. Senior Vice President - Capital Research Global Investors; managed the fund since 2006.
Claudia P. Huntington. Senior Vice President - Capital Research Global Investors; managed the fund since 1994.
Dylan J. Yolles. Senior Vice President - Capital Research Global Investors; managed the fund since 2005.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

AMERICAN HIGH-INCOME BOND TRUST

Investment Objective

To seek to provide a high level of current income and, secondarily, capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I2	0.46%	0.60%	0.08%	1.14%

1The table reflects the combined fees of the feeder fund and the master fund.
2For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2010, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$116	$362	$628	$1,386

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the High-Income Bond Fund(SM), a series of American Funds Insurance Series. The High-Income Bond Fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by NRSROs designated by the master fund’s investment adviser or unrated but determined by the master fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds.” The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.

The High-Income Bond Fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality debt securities.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b−1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

8.01%	-1.51%	29.79%	9.83%	2.46%	10.89%	0.93%	-24.39%	38.42%	14.59%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	15.92% (Quarter ended 6/30/2009) Worst Quarter: −16.26% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	14.59%	6.06%	7.63%	11/5/2010
Bank of America Merrill US High Yield Master II Index	15.19%	8.82%	8.60%

Management

Investment Adviser of the Master Fund:  Capital Research and Management Company

Portfolio Managers

Abner D. Goldstine. Senior Vice President; Senior Vice President - Fixed Income, CRMC; managed the fund since 1998.
David C. Barclay. Senior Vice President - Fixed Income, CRMC; managed the fund since 1993.
Ellen O. Carr. Senior Vice President - Fixed Income, Capital Research Company; managed the fund since 2009.
David A. Daigle. Senior Vice President - Fixed Income, Capital Research Company; managed the fund since 2009.
Marcus B. Linden. Senior Vice President - Fixed Income, Capital Research Company; managed the fund since 2007.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

AMERICAN INTERNATIONAL TRUST

Investment Objective

To seek to make the shareholders’ investment grow over time.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I	0.49%	0.60%	0.06%	1.15%

1The table reflects the combined fees of the feeder fund and the master fund.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$117	$365	$633	$1,398

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the International Fund(SM), a series of American Funds Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States that the adviser believes have the potential for growth. The fund normally invests a portion of its assets in common stocks and other securities of companies in emerging market countries.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b−1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

-20.17%	-15.14%	34.34%	18.88%	21.07%	18.53%	19.58%	-42.37%	42.59%	6.88%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	24.35% (Quarter ended 6/30/2009) Worst Quarter: −20.92% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	6.88%	4.48%	5.01%	7/9/2003
MSCI EAFE Index (gross of foreign withholding tax on dividends)	8.21%	2.94%	3.94%

Management

Investment Adviser of the Master Fund:  Capital Research and Management Company

Portfolio Managers

Sung Lee. Vice President; Senior Vice President - Capital Research Global Investors; managed the fund since 2005.
L. Alfonso Barroso. Senior Vice President - Capital Research Global Investors; managed the fund since 2009.
Jesper Lyckeus. Senior Vice President - Capital Research Global Investors; managed the fund since 2007.
Christopher M. Thomsen. Senior Vice President - Capital Research Global Investors; managed the fund since 2005.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

AMERICAN NEW WORLD TRUST

Investment Objective

To seek to make the shareholders’ investment grow over time.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I	0.74%	0.60%	0.12%	1.46%

1The table reflects the combined fees of the feeder fund and the master fund.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$149	$462	$797	$1,746

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the New World Fund ®, a series of American Funds Insurance Series. The New World Fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets that the adviser believes have potential of providing capital appreciation.

The New World Fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s adviser), with exposure to these countries. Bonds rated Ba1 or below or BB+ or below are sometimes referred to as “junk bonds.”

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

The New World Fund may invest in equity securities of any company, regardless of where it is based, if the New World Fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the New World Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds (“junk bonds”) and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The New World Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the New World Fund will consider such factors as the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The New World Fund’s investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon, Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland, Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab Emirates and Venezuela.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b−1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

-3.99%	-5.45%	39.56%	19.07%	21.10%	32.88%	31.71%	-42.66%	48.83%	17.42%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	23.76% (Quarter ended 6/30/2009) Worst Quarter: −22.35% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	17.42%	11.89%	12.35%	5/6/2009
MSCI AC World Index (gross of foreign withholding tax on dividends)	13.21%	3.98%	3.69%

Management

Investment Adviser of the Master Fund:  Capital Research and Management Company

Portfolio Managers

Carl M. Kawaja. Vice President; Senior Vice President - Capital World Investors; managed the fund since 1999.
Robert W. Lovelace. Vice President; Senior Vice President - Capital World Investors; managed the fund since 1999.
David C. Barclay. Senior Vice President - Fixed Income, CRMC; managed the fund since 1999.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

BALANCED TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.84%	0.05%	0.13%	0.01%	1.03%

Series NAV	0.84%	0.00%	0.13%	0.01%	0.98%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$105	$328	$569	$1,259

Series NAV	$100	$312	$542	$1,201

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in both equity and fixed-income securities. The fund employs growth, value and core approaches to allocate its assets among stocks of small, medium and large-capitalization companies in both the U.S. and foreign countries. The fund may purchase a variety of fixed income securities, including investment grade and below investment grade debt securities (commonly known as “junk bonds”) with maturities that range from short to longer term, as well as cash. Under normal market conditions, 55-75% of the fund will be invested in equity securities and 25-45% of the fund will be invested in fixed-income securities.

The precise mix of equity and fixed-income securities will depend on the subadviser’s outlook for the markets and generally reflect the subadviser’s long-term, strategic asset allocation analysis. The subadviser anticipates that adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets, and its assessment of the relative attractiveness of each asset class.

Equity Allocation

The fund will allocate its assets between U.S. and foreign equity securities of small, medium and large-capitalization companies by employing growth, value and core approaches to selecting securities.

The fund may invest in common stocks of large, blue-chip growth companies. These are firms that, in the view of the subadviser, are well established in their industries and have the potential for above-average earnings growth. The subadviser focuses on companies with leading market positions, seasoned management, and strong financial fundamentals.

The fund may also invest in common stocks of large, well-established companies paying above-average dividends by employing a value approach to investing. The subadviser’s in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

The fund may invest in common stocks of mid and small capitalization companies using both growth and value approaches to investing. Mid capitalization growth stock selection is based on a combination of bottom-up analysis (focusing on selecting stocks based on the individual attributes of a company) and top-down analysis (focusing on industry sectors that are likely to generate the best returns) in an effort to identify companies with superior long-term appreciation prospects. Mid capitalization value stock selection seeks to identify mid capitalization companies whose stock prices do not appear to reflect their underlying values

Stocks of small capitalization companies may include emerging growth companies that offer the possibility of accelerating earnings growth. Based on quantitative models and fundamental research, a portion of the fund’s small capitalization portfolio is constructed using “bottom up” analysis taking into consideration stock characteristics, such as projected earnings and sales growth rates, valuation, use of capital resources, and earnings quality (i.e., the ability of reported earnings to reflect the company’s true earnings, as well as the usefulness of reported earnings to predict future earnings).

The fund may invest in stocks outside of the U.S. and will diversify broadly among developed and emerging countries throughout the world. Up to 40% of the fund’s total allocation to equity securities may be invested in foreign equity securities (in either developed or emerging markets). The subadviser’s team of analysts seeks to identify companies capable of achieving and sustaining above-average, long-term earnings growth. Present or anticipated earnings, cash flow, or book value, and valuation factors often influence the allocations among large-, mid- or small-capitalization companies. Foreign stocks may also be selected using a value approach to investing or by identifying a favorable combination of company fundamentals and valuation, providing exposure to both growth and value approaches to investing.

While the subadviser invests with an awareness of the global economic backdrop and our outlook for industry sectors and individual countries, bottom-up analysis is the focus of our decision-making. Country and sector allocations are driven primarily by individual stock selection and secondarily by top-down analysis. The fund may limit investments in markets that appear to have poor overall prospects.

The fund may invest in other equity-related securities or instruments, including but not limited to preferred stocks, depositary receipts, convertible securities, rights, and warrants. These equity-related instruments may include equity securities of, or derivatives linked to, emerging market issuers or indexes. The fund may invest in IPOs.

The fund may sell equity securities for a variety of reasons, such as to effect a change in asset allocation, secure gains, limit losses, or redeploy assets into more promising opportunities.

Fixed-Income Allocation

The fund’s fixed-income securities may include short, intermediate and long-term investment-grade corporate, U.S. government and agency obligations, mortgage-related and asset-backed securities, non-investment grade bonds (junk bonds), bank loans (loan participations and assignments), collateralized mortgage obligations, and foreign debt securities. Within this broad structure, investment decisions reflect the subadviser’s outlook on interest rates and the economy, industry and issuer conditions, and the prices and yields of the various securities. The fund’s fixed-income securities may also include cash and cash equivalents, and derivatives related to interest rates, currencies and fixed-income securities. Within the fund’s total allocation to fixed-income securities, up to 30% may be invested in below-investment grade holdings, up to 30% may be invested in foreign currency-denominated foreign debt securities, and up to 30% may be invested in debt obligations of emerging market countries and securities of companies located in emerging markets.

When selecting fixed-income or fixed-income related securities or instruments, the subadviser relies primarily on sector analysis and credit research. Sector analysis involves dividing the whole market into sectors and then studying the performance of each sector individually so that sectors can be compared to each other or to the market as a whole. Credit research focuses on both quantitative and qualitative criteria established by the subadviser such as fundamentals of the issuer, the characteristics of the securities, state of the industry, and prospects for the issuer and industry to evaluate the credit risks associated with fixed-income securities.

The fund may sell fixed-income holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into higher yielding securities or different sectors.

The fund may use derivative instruments as a means of gaining market exposure to either equity or fixed-income. Derivatives may be used to obtain long or short exposure to a particular security, asset class, region, industry, currency, interest rates, commodity (with the prior approval of the Adviser’s Complex Securities Committee), or index, or to other securities, groups of securities, or events. The fund may invest in over-the-counter and exchange-traded derivatives, including but not limited to futures, forward contracts, swaps, options, options on futures, swaptions (rights to enter into swaps), structured notes, and market access products. For purposes of the fund’s investment policies, derivative instruments will be classified as equity- or fixed-income related instruments based upon the characteristics of the derivative instrument and the underlying asset on which the derivative is based.

The fund may invest in a particular equity or fixed-income asset class by purchasing shares of exchange traded funds (ETFs) or other mutual funds that concentrate their investments in that asset class, provided the investment is consistent with the fund’s investment program and policies. Such an investment could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available by direct investments in the asset class. Any such investments will subject the fund to the risks of the particular asset class.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund), as well as U.S.-dollar and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

In pursuing its investment objective, the fund’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund’s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in foreign currency forward contracts and futures contracts.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 52% of the Russell 3000 Index, 35% of the Barclays Capital U.S. Aggregate Bond Index and 13% of the MSCI EAFE Index.

Calendar Year Total Returns for Series I:

12.58%

2010

Best Quarter:	9.43% (Quarter ended 9/30/2010) Worst Quarter: −7.21% (Quarter ended 6/30/2010)

Average Annual Total Returns for period ended 12/31/2010

	One	Since	Date of
	Year	Inception	Inception

Series I	12.58%	20.59%	4/30/2009
Series NAV	12.64%	20.66%	4/30/2009
Russell 3000 Index	16.93%	24.46%	4/30/2009
Barclays Capital U.S. Aggregate Bond Index	6.54%	7.22%	4/30/2009
MSCI EAFE Index (gross of foreign withholding tax on dividends)	8.21%	27.39%	4/30/2009
Combined Index	12.67%	20.98%	4/30/2009

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

T. Rowe Price Associates, Inc.	Ned Notzon. Vice President; managed fund since 2009. Kim DeDominicis. Vice President; managed fund since 2009. Charles Shriver. Vice President; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

BLUE CHIP GROWTH TRUST

Investment Objective

To provide long-term growth of capital. Current income is a secondary objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee[1]	fees	Expenses	expenses
Series I	0.78%	0.05%	0.03%	0.86%

Series NAV	0.78%	0.00%	0.03%	0.81%

1The management fee has been restated to reflect contractual changes to the Advisory Agreement.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$88	$274	$477	$1,061

Series NAV	$83	$259	$450	$1,002

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the subadviser’s view, are well established in their industries and have the potential for above-average earnings growth.

In identifying blue chip companies, the subadviser generally considers the following characteristics:

Leading market positions. Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

Seasoned management teams. Seasoned management teams with a track record of providing superior financial results are important for a company’s long-term growth prospects. The subadviser’s analysts will evaluate the depth and breadth of a company’s management experience.

Strong financial fundamentals. Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

The subadviser evaluates the growth prospects of companies and the industries in which they operate. The subadviser seeks to identify companies with strong market franchises in industries that appear to be strategically poised for long-term growth. This investment approach reflects the subadviser’s belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies the subadviser targets will have good prospects for dividend growth.

While most of the assets of the fund are invested in U.S. common stocks, the fund may also purchase other types of securities, including (i) U.S. and foreign currency-denominated foreign securities (up to 20% of its net assets) including American Depositary Receipts (ADRs), (ii) convertible stocks, warrants and bonds, and (iii) may invest in futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.

The fund may invest in debt securities of any type without regard to quality or rating. Such securities would be issued by companies which meet the investment criteria for the fund but may include non-investment-grade debt securities (“junk bonds”). The fund will not purchase a non-investment-grade debt security if, immediately after such purchase, the fund would have more than 5% of its total assets invested in such securities.

The fund’s debt securities may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments will only be made in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed-income securities will not affect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, liquidity risk and the risks of being a lender.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

-14.61%	-24.26%	29.17%	9.03%	5.60%	9.58%	12.75%	-42.53%	42.89%	16.15%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	17.43% (Quarter ended 6/30/2009) Worst Quarter: −24.87% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	16.15%	3.34%	1.26%	12/11/1992
Series NAV	16.25%	3.39%	1.29%	2/28/2005
S&P 500 Index	15.06%	2.29%	1.41%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

T. Rowe Price Associates, Inc.	Larry J. Puglia. Vice President; managed fund since 1999.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

CAPITAL APPRECIATION TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.71%	0.05%	0.03%	0.79%

Series NAV	0.71%	0.00%	0.03%	0.74%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$81	$252	$439	$978

Series NAV	$76	$237	$411	$918

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

The subadviser follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. The subadviser looks for companies that experience some or all of the following: (i) above-average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow, and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

Securities in which the fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the fund is not likely to receive significant dividend income on its securities.

In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the fund invests include: (i) American Depositary Receipts (ADRs); (ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) real estate investment trusts (REITs); and (v) initial public offerings (IPOs) and similar securities. (Convertible securities are securities — like bonds, corporate notes and preferred stocks — that the fund can convert into the company’s common stock, cash value of common stock, or some other equity security.)

In addition to the principal strategies discussed above, the fund may also use the following investment strategies to attempt to increase the fund’s return or protect its assets if market conditions warrant:

•	The fund may make short sales of a security including short sales “against the box.”
•	The fund may invest up to 20% of the fund’s total assets in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares traded in U.S. markets are not considered to be foreign securities.)
•	The fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.
•	The fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass-through securities and stripped mortgage-backed securities.
•	The fund may invest in fixed-income securities rated investment grade. These include corporate debt and other debt obligations of U.S. and foreign issuers. The fund may invest in obligations that are not rated, but that the subadviser believes are of comparable quality to these obligations.
•	The fund may invest in repurchase agreements.

The subadviser considers selling or reducing a stock position when, in the opinion of the subadviser, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

-18.41%	-30.61%	29.47%	9.33%	13.99%	2.26%	11.61%	-37.22%	42.29%	11.83%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	16.38% (Quarter ended 12/31/2001) Worst Quarter: −20.87% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	11.83%	2.66%	0.41%	11/1/2000
Series NAV	11.88%	2.71%	0.44%	2/28/2005
Russell 1000 Growth Index	16.71%	3.75%	0.02%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Jennison Associates LLC	Michael A. Del Balso. Managing Director; managed fund since 2000.
Kathleen A. McCarragher. Director and Managing Director; managed fund since 2000.
Spiros “Sig” Segalas. Director, President and Chief Investment Officer; managed fund since 2000.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

CAPITAL APPRECIATION VALUE TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.93%	0.05%	0.04%	0.04%	1.06%

Series NAV	0.93%	0.00%	0.04%	0.04%	1.01%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$108	$229	$477	$1,186

Series NAV	$103	$219	$455	$1,133

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in common stocks of established U.S. companies that have above-average potential for capital growth. Common stocks typically constitute at least 50% of the fund’s total assets. The remaining assets are generally invested in other securities, including convertible securities, corporate and government debt, foreign securities, futures and options. The fund may invest up to 20% of its total assets in foreign securities.

The fund’s common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when purchased by the fund are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the subadviser expects to rise in the short term but not necessarily over the long term. Since the subadviser attempts to prevent losses as well as achieve gains, the subadviser typically uses a value approach in selecting investments. The subadviser’s in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but are believed to have good prospects for capital appreciation. The subadviser may establish relatively large positions in companies it finds particularly attractive.

The fund’s approach differs from that of many other funds. In addition, the subadviser searches for the best risk/reward values among all types of securities. The portion of the fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the fund’s cash reserve may reflect the subadviser’s ability to find companies that meet valuation criteria rather than its market outlook.

Debt and convertible securities may be purchased to gain additional exposure to a company or for their income or other features; maturity and quality are not necessarily major considerations in determining whether to purchase a particular security. The fund’s investments in non-investment grade debt securities and loans are limited to 15% of total assets. The fund may also purchase other securities, including bank debt, loan participations and assignments and futures and options.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in futures contracts and options.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

30.18%	13.83%

2009	2010

Best Quarter:	17.59% (Quarter ended 6/30/2009) Worst Quarter: −7.34% (Quarter ended 6/30/2010)

Average Annual Total Returns for period ended 12/31/2010

	One	Since	Date of
	Year	Inception	Inception

Series I	13.83%	2.83%	4/28/2008
Series NAV	13.90%	2.86%	4/28/2008
Russell 1000 Growth Index	16.71%	1.22%	4/28/2008

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

T. Rowe Price Associates, Inc.	David R. Giroux. Vice President; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

CORE ALLOCATION PLUS TRUST

Investment Objective

To seek total return, consisting of long-term capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.92%	0.05%	0.07%	1.04%

Series NAV	0.92%	0.00%	0.07%	0.99%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$106	$331	$574	$1,271

Series NAV	$101	$315	$547	$1,213

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 132% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in equity and fixed-income securities of issuers located within and outside the U.S. The fund will allocate its assets between fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term, and equity securities based upon the subadviser’s targeted asset mix, which may change over time.

Under normal circumstances, the targeted asset mix may range between 75%-50% equity instruments and 50%-25% fixed-income instruments and will generally reflect the subadviser’s long-term, strategic asset allocation analysis. The subadviser anticipates that adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets and, to a lesser extent, its opinion of the relative attractiveness of each asset class.

When selecting particular equity or equity-related securities or instruments, the subadviser relies primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value.

When selecting fixed-income or fixed-income-related securities or instruments, the subadviser relies primarily on sector analysis and credit research. Sector analysis focuses on the differences in yields among security types, issuers and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser.

The fund may invest in listed and unlisted domestic and foreign equity and equity-related securities or instruments, including, but not limited to, common stock, preferred stock, depositary receipts (including American Depositary Receipts and Global

Depositary Receipts), index-related securities (including exchange-traded funds (ETFs)), real estate investment structures (including real estate investment trusts (REITs)), convertible securities, preferred stock, convertible preferred stock, rights, warrants, derivatives linked to equity securities or indexes, and other similar equity equivalents. These equity and equity-related instruments may include equity securities of, or derivatives linked to emerging market issuers or indexes.

The fund may also invest in fixed-income securities, fixed-income-related instruments, and cash and cash equivalents, including, but not limited to, government, agency, supranational, mortgage-backed, corporate, asset-backed, cash equivalents, and other fixed-income securities, as well as derivatives such as interest rate futures and interest rate swaps, currency forwards and fixed-income securities and instruments. These debt obligations may include non-investment-grade and emerging market debt issues.

Derivatives may be used to obtain long or short exposure to a particular security, asset class, region, industry, currency, commodity (with the prior approval of the Adviser’s Complex Securities Committee) or index, or to other securities, groups of securities or events. Derivatives may be used to transfer value added in one strategy to a market exposure other than the benchmark of that strategy. The fund may invest in over-the-counter and exchange-traded derivatives, including, but not limited to, futures, forward contracts, interest rate and credit default swaps, options, options on futures, swaptions, structured notes and market access products such as warrants and zero strike options. For purposes of the fund’s investment policies, derivative instruments will be classified as equity- or fixed-income-related instruments based upon the characteristics of the derivative instrument and the underlying asset to which the derivative is linked.

The fund may invest in initial public offerings (IPOs). The fund’s investment process may, at times, result in a higher-than-average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 70% of the MSCI World Index and 30% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar Year Total Returns for Series I:

-31.50%	25.20%	10.50%

2008	2009	2010

Best Quarter:	14.50% (Quarter ended 6/30/2009) Worst Quarter: −15.88% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Since	Date of
	Year	Inception	Inception

Series I	10.50%	−1.77%	1/2/2008
Series NAV	10.55%	−1.72%	1/2/2008
MSCI World Index (gross of foreign withholding tax on dividends)	12.34%	−4.29%	1/2/2008
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.90%	1/2/2008
Combined Index	11.08%	−0.75%	1/2/2008

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management Company, LLP	Rick A. Wurster, CFA. Vice President and Asset Allocation Portfolio Manager; managed the fund since 2007.
Evan S. Grace, CFA. Vice President and Asset Allocation Portfolio Manager and Strategist; involved with the management of the fund since 2007.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

CORE BOND TRUST

Investment Objective

To seek total return consisting of income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.59%	0.05%	0.04%	0.01%	0.69%

Series NAV	0.59%	0.00%	0.04%	0.01%	0.64%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$70	$221	$384	$859

Series NAV	$65	$205	$357	$798

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 562% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment-grade debt securities, including U.S. government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.

The fund invests in debt securities that the subadviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. The fund may also invest in unrated bonds that the subadviser believes are comparable to investment-grade debt securities.

Under normal market conditions, the subadviser expects to maintain an effective duration within 10% (in either direction) of the duration of the Barclays Capital U.S. Aggregate Bond Index (the duration of this index as of February 28, 2011 was 4.57 years).

The fund may invest:

•	Up to 25% of total assets in asset-backed securities, other than mortgage-backed securities;
•	Up to 20% of total assets in dollar-denominated obligations of foreign issuers; and
•	Up to 10% of total assets in stripped mortgage-backed securities.

As part of a mortgage-backed securities investment strategy, the fund may enter into dollar rolls. The fund may also enter into reverse repurchase agreements to enhance return.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

3.72%	6.26%	3.38%	9.93%	7.08%

2006	2007	2008	2009	2010

Best Quarter:	4.52% (Quarter ended 9/30/2009) Worst Quarter: −1.24% (Quarter ended 12/31/2010)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	7.08%	6.05%	5.52%	4/29/2005
Series NAV	7.17%	6.11%	5.54%	4/29/2005
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.38%	4/29/2005

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wells Capital Management, Incorporated	Thomas O’Connor, CFA. Senior Portfolio Manager; managed fund since 2007. Troy Ludgood. Senior Portfolio Manager; managed fund since 2007.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

CORE DIVERSIFIED GROWTH & INCOME TRUST

Investment Objective

To seek long term growth of capital and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses	reimbursement[2]	expenses
Series I	0.04%	0.35%	2.08%	0.43%	2.90%	-1.98%	0.92%

Series NAV	0.04%	0.00%	2.08%	0.43%	2.55%	-1.98%	0.57%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
2The Adviser has contractually limited other fund level expenses to 0.10%. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$94	$509	$1,164	$2,926

Series NAV	$58	$401	$984	$2,574

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (“Underlying Funds”) as well as other types of investments as described below. Under normal market conditions, the fund will generally invest between 65% and 75% of its assets in equity securities, which include securities held by the underlying funds, and between 25% and 35% of its assets in fixed income securities, which include securities held by the underlying funds.

The fund may invest in other funds including index funds and funds of the American Funds Insurance Series® (the “AFIS Funds”). When purchasing shares of the AFIS Funds, the fund only purchases Class 1 shares (which are not subject to Rule 12b-1 fees).

The fund is authorized to invest without limitation in Underlying Funds and in other types of investments as described below. The fund may purchase any Underlying Funds except other funds of funds and JHVIT feeder funds.

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities). Each of the funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities. Index funds typically seek to approximate the aggregate total return of a market index and an investment in an index fund involves risks similar to the risks of investing directly in the securities in the index.

The fund may also invest in exchange traded funds (“ETFs”) and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund bears its own expenses, and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund.the use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 70% of the S&P 500 Index and 30% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar Year Total Returns for Series I:

30.07%	10.82%

2009	2010

Best Quarter:	15.64% (Quarter ended 6/30/2009) Worst Quarter: −7.47% (Quarter ended 6/30/2010)

Average Annual Total Returns for period ended 12/31/2010

	One	Since	Date of
	Year	Inception	Inception

Series I	10.82%	1.25%	7/1/2008
Series NAV	11.29%	1.75%	7/1/2008
S&P 500 Index	15.06%	1.61%	7/1/2008
Barclays Capital U.S. Aggregate Bond Index	6.54%	6.63%	7/1/2008
Combined Index	12.92%	3.64%	7/1/2008

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bruce Speca. Head of Global Asset Allocation; managed fund since 2011.
Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2011.
Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2011.

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Vice President and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2008.
Scott Warlow. Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

CORE STRATEGY TRUST

Investment Objective

Seeks long term growth of capital. Current income is also a consideration.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.05%	0.05%	0.03%	0.49%	0.62%

Series NAV	0.05%	0.00%	0.03%	0.49%	0.57%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$63	$199	$346	$774

Series NAV	$58	$183	$318	$714

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in other funds of JHVIT and other investment companies (including exchange traded funds) (“Underlying Funds”) as well as other types of investments, see “Other Permitted Investments by the Funds of Funds.” The fund invests approximately 70% of its total assets in equity securities and Underlying Funds which invest primarily in equity securities (“Equity Investments”) and approximately 30% of its total assets in fixed income securities and Underlying Funds which invest primarily in fixed income securities (“Fixed Income Investments”).

The fund may also invest in various Underlying Funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying

Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Variations in the target percentage allocations between Equity Investments and Fixed Income Investments are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 70% of assets in Equity Investments and 30% of assets in Fixed Income Investments, the fund may have an equity/fixed income allocation of 20%/80% or 40%/60%. Variations beyond the permissible deviation range of 10% are not permitted except that, in light of market or economic conditions, the subadviser may determine that the normal percentage limitations should be exceeded to protect the fund or to achieve the fund’s objective.

The fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the fund will be directed to the Underlying Fund that most deviates from target. Quarterly, the subadviser may also rebalance the fund’s Underlying Funds to maintain target allocations. The subadviser may from time to time adjust the percent of assets invested in any specific Underlying Fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the fund’s assets subject to the management of a particular Underlying Fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other type of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying Funds’ subadvisers. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund.the use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index is comprised of 70% S&P 500 Index and 30% Barclays Capital U.S. Aggregate Bond Index.

Calendar Year Total Returns for Series I:

6.55%	-26.50%	21.87%	12.42%

2007	2008	2009	2010

Best Quarter:	13.16% (Quarter ended 9/30/2009) Worst Quarter: −14.82% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Since	Date of
	Year	Inception	Inception

Series I	12.42%	3.35%	4/28/2008
Series NAV	12.56%	3.40%	4/28/2008
S&P 500 Index	15.06%	1.99%	2/10/2006
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.98%	2/10/2006
Combined Index	12.92%	3.53%	2/10/2006

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bruce Speca. Head of Global Asset Allocation; managed fund since 2010.
Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Vice President and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2009.
Scott Warlow. Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

DISCIPLINED DIVERSIFICATION TRUST

Investment Objective

To seek total return consisting of capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.73%	0.05%	0.14%	0.92%

Series NAV	0.73%	0.00%	0.14%	0.87%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$94	$293	$509	$1,131

Series NAV	$89	$278	$482	$1,073

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in equity securities and fixed-income securities of domestic and international issuers, including equities of issuers in emerging markets, in accordance with the following range of allocations:

	Target Allocation	Range of Allocation
Equity Securities	70%	65	%-75%
Fixed-Income Securities	30%	25	%-35%

The fund may invest outside these ranges and may invest defensively during unusual or unsettled market conditions.

Equity securities will include securities of small, medium, and large size companies. The fund will target weights efficiently to achieve a higher exposure to small and value companies relative to the market. Increased exposure to small and value companies may be achieved by decreasing the allocation of the fund’s assets to large growth companies relative to their weight in the universe in which the fund normally invests.

For its fixed income investments, the fund is eligible to invest in a variety of fixed income securities which may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies. They include, but are not limited to:

•	Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.
•	U.S. government agency obligations issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support.

•	Nonconvertible corporate debt securities (e.g., bonds and debentures), which are issued by companies whose commercial paper is rated Prime1 by Moody’s or A1 or better by S&P or F1 or better by Fitch and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer’s commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody’s or AA by Fitch. If there is neither a commercial paper rating nor a rating of the debt security, then the subadviser must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA by S&P or Fitch or Aa2 by Moody’s.
•	Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1 billion.
•	Commercial paper rated, at the time of purchase, A1 or better by S&P or Prime1 by Moody’s or F1 or better by Fitch, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P or AAA by Fitch.
•	Repurchase Agreements: instruments through which the fund purchase securities (“underlying securities”) from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate.
•	Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.
•	Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.
•	Debt securities of foreign issuers rated AA or better by S&P or Aa2 or better by Moody’s or AA or better by Fitch.
•	Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the U.S.

The fund may invest in registered or unregistered money market funds affiliated or unaffiliated with the fund’s subadviser. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund is not required to invest in all eligible categories of securities described above and may invest in any combination of such categories of securities. Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency to another currency.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index is comprised of 70% MSCI World Index and 30% Barclays Capital U.S. Aggregate Bond Index.

Calendar Year Total Returns for Series I:

27.22%	13.40%

2009	2010

Best Quarter:	16.97% (Quarter ended 6/30/2009) Worst Quarter: −7.30% (Quarter ended 3/31/2009)

Average Annual Total Returns for period ended 12/31/2010

	One	Since	Date of
	Year	Inception	Inception

Series I	13.40%	1.49%	4/28/2008
Series NAV	13.45%	1.55%	4/28/2008
MSCI World Index (gross of foreign withholding tax on dividends)	12.34%	−3.41%	4/25/2008
Barclays Capital U.S. Aggregate Bond Index	6.54%	6.16%	4/25/2008
Combined Index	11.08%	−0.02%	4/25/2008

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Dimensional Fund Advisors LP	Stephen A. Clark. Vice President and Senior Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

EMERGING MARKETS VALUE TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.95%	0.05%	0.12%	1.12%

Series NAV	0.95%	0.00%	0.12%	1.07%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$114	$356	$617	$1,363

Series NAV	$109	$340	$590	$1,306

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the subadviser.

The fund seeks long-term capital growth through investment primarily in emerging market equity securities. The fund seeks to achieve its investment objective by investing in companies associated with emerging markets, including frontier markets (emerging market countries at an earlier stage of development), authorized for investment by the subadviser (“Approved Markets”) from time to time. The fund invests its assets primarily in Approved Markets equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. (Approved Market Securities are defined below.) These exchanges may be either within or outside the issuer’s domicile country. The securities may be listed or traded in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) or other similar securities, including dual listed securities.

The fund seeks to purchase emerging market equity securities that are deemed by the subadviser to be value stocks at the time of purchase. The subadviser believes securities are considered value stocks primarily because they have a high book value in relation to their market value. In assessing value, the subadviser may consider additional factors, such as price-to-cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the subadviser uses for assessing value are subject to change from time to time.

The fund will also seek to purchase emerging market equity securities across all market capitalizations, and specifically those which are deemed by the subadviser to be value stocks at the time of purchase, as described in the paragraph above. The fund may not invest in certain eligible companies or Approved Markets described above or achieve approximate market weights because of constraints imposed within Approved Markets, restrictions on purchases by foreigners and the fund’s policy to invest no more than 25% of its total assets in any one industry at the time of purchase.

The fund also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it tends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets it may be necessary or advisable for the fund to establish a wholly owned subsidiary or trust for the purpose of investing in the local markets.

In determining what countries are eligible markets for the fund, the subadviser may consider various factors, including without limitation, the data, analysis and classification of countries published or disseminated by the World Bank, the International Finance Corporation, FTSE International, Morgan Stanley Capital International, Citigroup and the Heritage Foundation. Approved emerging markets may not include all emerging markets classified by such entities. In determining whether to approve markets for investment, the subadviser takes into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the fund and other affiliated funds.

The fund may use derivatives such as futures contracts and options on futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency to another currency.

The fund’s policy of seeking broad market diversification means the subadviser will not utilize “fundamental” securities research techniques in identifying securities selections. Changes in the composition and relative ranking (in terms of book-to-market ratio) of the stocks which are eligible for purchase by the fund take place with every trade when the securities markets are open for trading due primarily to price fluctuations of such securities. On a periodic basis, the subadviser will identify value stocks that are eligible for investment and re-evaluate eligible value stocks no less than semiannually.

The fund does not seek current income as an investment objective, and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be held by the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

Approved Markets

As of the date of this prospectus, the fund is authorized to invest in the countries listed below. The subadviser will determine in its discretion when and whether to invest in countries that have been authorized, depending on a number of factors, such as asset growth in the fund and characteristics of each country’s markets. The subadviser also may authorize other countries for investment in the future, in addition to the countries listed below. Also, the fund may continue to hold investments in countries that are not currently authorized for investment, but had been authorized for investment in the past. Emerging markets approved for investment may include countries in an earlier stage of development that are sometimes referred to as frontier markets.

•	Brazil
•	Chile
•	China
•	Czech Republic
•	Hungary
•	India
•	Indonesia
•	Malaysia
•	Mexico
•	Philippines
•	Poland
•	Russia
•	South Africa
•	South Korea
•	Taiwan
•	Thailand
•	Turkey

Approved Market Securities

“Approved Market Securities” are defined as securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an

Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) Approved Market equity securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Market securities; or (h) securities included in the fund’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The subadviser, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the subadviser may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Market Securities.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

-52.17%	101.12%	23.02%

2008	2009	2010

Best Quarter:	49.54% (Quarter ended 6/30/2009) Worst Quarter: −27.57% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Since	Date of
	Year	Inception	Inception

Series I	23.02%	10.17%	5/1/2007
Series NAV	23.10%	10.22%	5/1/2007
MSCI Emerging Markets Index (gross of foreign withholding tax on dividends)	19.20%	7.53%	5/1/2007

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Dimensional Fund Advisors LP	Karen E. Umland, CFA. Senior Portfolio Manager and Vice President; managed fund since 2007.
Stephen A. Clark. Senior Portfolio Manager and Vice President; managed fund since 2010.
Joseph H. Chi, CFA. Portfolio Manager and Vice President; managed fund since 2010.
Jed S. Fogdall. Portfolio Manager and Vice President; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

EQUITY-INCOME TRUST

Investment Objective

To provide substantial dividend income and also long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee[1]	fees	Expenses	expenses[2]	expenses
Series I	0.78%	0.05%	0.03%	0.01%	0.87%

Series NAV	0.78%	0.00%	0.03%	0.01%	0.82%

1The management fee has been restated to reflect contractual changes to the Advisory Agreement.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$89	$278	$482	$1,073

Series NAV	$84	$262	$455	$1,014

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends. The fund employs a “value” approach and invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

Under normal market conditions, substantial dividend income means that the yield on the fund’s portfolio securities generally exceeds the yield on the fund’s benchmark. The subadviser believes that income can contribute significantly to total return over time and expects the fund’s yield to exceed that of the S&P 500 Index. Dividends can also help reduce the fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling.

The fund will generally consider companies with one or more of the following characteristics:

•	established operating histories;
•	above-average dividend yield relative to the S&P 500 Index;

•	low price/earnings ratios relative to the S&P 500 Index;
•	sound balance sheets and other positive financial characteristics; and
•	low stock price relative to a company’s underlying value, as measured by assets, cash flow or business franchises.

The fund may also purchase other types of securities in keeping with its objective, including:

•	U.S. dollar-and foreign currency-denominated foreign securities including American Depositary Receipts (ADRs) (up to 25% of total assets);
•	preferred stocks;
•	convertible stocks, bonds, and warrants;
•	futures and options; and
•	bank debt, loan participations and assignments.

The fund may invest in fixed-income securities without regard to quality or rating, including up to 10% in non-investment grade fixed-income securities (“junk bonds”). The fund’s fixed-income investments may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments will only be made in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed income securities will not effect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates.

In pursuing the fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk  Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

1.29%	-13.28%	25.57%	14.81%	3.92%	19.02%	3.35%	-35.96%	25.72%	15.12%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	19.64% (Quarter ended 6/30/2009) Worst Quarter: −22.37% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	15.12%	2.66%	4.14%	2/19/1993
Series NAV	15.23%	2.70%	4.17%	2/28/2005
Russell 1000 Value Index	15.51%	1.28%	3.26%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

T. Rowe Price Associates, Inc.	Brian C. Rogers. Vice President; managed fund since 1999.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

FINANCIAL SERVICES TRUST

Investment Objective

To seek growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.82%	0.05%	0.06%	0.93%

Series NAV	0.82%	0.00%	0.06%	0.88%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$95	$296	$515	$1,143

Series NAV	$90	$281	$488	$1,084

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that, at the time of investment, are principally engaged in financial services, and the fund invests primarily in common stocks of financial services companies.

A company is “principally engaged” in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services. Companies in the financial services industry include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services. The fund may also invest in other equity securities and in foreign and fixed-income securities.

The subadviser uses the Davis Investment Discipline in managing the fund’s portfolio. The subadviser conducts extensive research to try to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an appropriate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

•	Proven track record
•	Significant alignment of interest in business
•	Strong balance sheet
•	Low cost structure
•	High returns on capital
•	Non-obsolescent products/services
•	Dominant or growing market share
•	Global presence and brand names
•	Intelligent application of capital

The subadviser’s goal is to invest in companies for the long term. The subadviser considers selling a company if it believes the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

The fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

The fund concentrates (that is, invests at least 25% or more) its investments in securities of companies engaged in the financial services industries, a comparatively narrow segment of the economy, and may therefore experience greater volatility than funds investing in a broader range of industries. Moreover, a fund which concentrates its investments in a particular sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that sector.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

-17.88%	33.58%	10.38%	9.78%	23.12%	-6.82%	-44.65%	41.41%	12.25%

2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	27.71% (Quarter ended 6/30/2009) Worst Quarter: −27.18% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	12.25%	0.16%	2.31%	4/30/2001
Series NAV	12.22%	0.20%	2.33%	4/29/2005
S&P 500 Index	15.06%	2.29%	2.00%	4/30/2001
Lipper Financial Services Index	13.04%	−6.93%	−0.31%	4/30/2001

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Davis Selected Advisers, L.P.	Kenneth Charles Feinberg. Lead Portfolio Manager; managed fund since 2001. Charles Cavanaugh. Portfolio Manager; managed fund since 2007.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.04%	0.05%	0.03%	0.92%	1.04%

Series NAV	0.04%	0.00%	0.03%	0.92%	0.99%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$106	$331	$574	$1,271

Series NAV	$101	$315	$547	$1,213

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and in other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below.

The fund currently invests primarily in three JHVIT Underlying Funds: Global Trust, Income Trust and Mutual Shares Trust. However, it is also authorized to invest without limitation in other Underlying Funds including exchange traded funds and in other types of investments.

The fund may purchase any funds except other JHVIT funds of funds and the JHVIT American Feeder Funds. When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The fund may invest in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships, described under “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the fund will be directed to its Underlying Funds that most deviate from its target allocation. Quarterly, the subadviser may also rebalance the fund’s Underlying Funds to maintain target allocations.

The fund may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the fund. Such adjustments may be made, for example, to increase or decrease the fund’s holdings of particular asset classes, to adjust portfolio quality or the duration of fixed income securities or to increase or reduce the percent of the fund’s assets subject to the management of a particular Underlying Fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of the fund will reflect both its adviser’s allocation decisions with respect to its investments and the investment decisions made by the adviser or subadviser to an investment company or similar entity in which the fund invests.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund.the use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 70% of the S&P 500 Index and 30% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar Year Total Returns for Series I:

-35.53%	31.47%	10.67%

2008	2009	2010

Best Quarter:	17.60% (Quarter ended 6/30/2009) Worst Quarter: −18.07% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Since	Date of
	Year	Inception	Inception

Series I	10.67%	−2.56%	1/28/2008
Series NAV	10.72%	−2.52%	4/28/2008
S&P 500 Index	15.06%	−2.24%	5/1/2007
Barclays Capital U.S. Aggregate Bond Index	6.54%	6.15%	5/1/2007
Combined Index	12.92%	0.65%	5/1/2007

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bruce Speca. Head of Global Asset Allocation; managed fund since 2010.
Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

FUNDAMENTAL VALUE TRUST

Investment Objective

To seek growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.76%	0.05%	0.04%	0.85%

Series NAV	0.76%	0.00%	0.04%	0.80%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$87	$271	$471	$1,049

Series NAV	$82	$255	$444	$990

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in common stocks of U.S. companies with market capitalizations of at least $10 billion. The fund may also invest in companies with smaller capitalizations.

The subadviser uses the Davis Investment Discipline in managing the fund’s portfolio. The Davis Investment Discipline involves conducting extensive research to try to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an appropriate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

•	Proven track record
•	Significant alignment of interest in business
•	Strong balance sheet
•	Low cost structure
•	High returns on capital
•	Non-obsolescent products/services

•	Dominant or growing market share
•	Global presence and brand names
•	Intelligent application of capital

The subadviser’s goal is to invest in companies for the long term. The subadviser considers selling a security if it believes the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the stock is no longer attractive.

The fund may invest up to 20% of total assets in foreign securities and up to 20% of total assets in fixed-income securities.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

-16.20%	29.83%	11.80%	8.84%	14.51%	4.04%	-39.32%	31.78%	13.10%

2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	20.60% (Quarter ended 6/30/2009) Worst Quarter: −24.81% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	13.10%	1.50%	3.06%	4/30/2001
Series NAV	13.20%	1.56%	3.10%	2/28/2005
S&P 500 Index	15.06%	2.29%	2.00%	4/30/2001

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Davis Selected Advisers, L.P.	Christopher C. Davis. Chairman; managed fund since 2001. Kenneth Charles Feinberg. Co-Portfolio Manager; managed fund since 2001.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

GLOBAL TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total		Net
		Distribution		fund	Contractual	fund
	Management	and service (12b-1)	Other	operating	expense	operating
Share Class	fee	fees	Expenses	expenses	reimbursement[1]	expenses
Series I	0.81%	0.05%	0.10%	0.96%	-0.02%	0.94%

Series NAV	0.81%	0.00%	0.10%	0.91%	-0.02%	0.89%

1The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$96	$302	$527	$1,174

Series NAV	$91	$286	$500	$1,116

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in the equity securities of companies located throughout the world, including emerging markets.

Depending upon current market conditions, the fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The fund also invests in depositary receipts. Equity securities may include common stocks, preferred stocks and convertible securities. The fund may lend certain of its portfolio securities to qualified banks and broker dealers.

When choosing equity investments for the fund, the subadviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the subadviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The subadviser also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

The fund may use various derivative strategies to help to protect its assets, implement a cash or tax management strategy or enhance its returns. No more than 5% of the fund’s total assets may be invested in, or exposed to, options and swaps agreements (as measured at the time of investment).

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Equity-linked notes  are subject to risks similar to those related to investing in the underlying securities. An equity-linked note is dependent on the individual credit of the note’s issuer. Equity-linked notes often are privately placed and may not be rated. The secondary market for equity-linked notes may be limited.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

-16.09%	-19.11%	27.46%	14.75%	10.72%	20.32%	1.28%	-39.51%	31.37%	7.76%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	19.16% (Quarter ended 9/30/2009) Worst Quarter: −19.79% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	7.76%	0.85%	1.38%	3/18/1988
Series NAV	7.83%	0.91%	1.41%	4/29/2005
MSCI World Index (gross of foreign withholding tax on dividends)	12.34%	2.99%	2.82%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Templeton Global Advisors Limited	Norman J. Boersma, CFA. Lead Portfolio Manager; President; managed fund since 2011.
Tucker Scott, CFA. Executive Vice President; managed fund since 2007.
Lisa Myers, CFA. Executive Vice President; managed fund since 2003.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

GLOBAL BOND TRUST

Investment Objective

To seek maximum total return, consistent with preservation of capital and prudent investment management.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.70%	0.05%	0.08%	0.83%

Series NAV	0.70%	0.00%	0.08%	0.78%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$85	$265	$460	$1,025

Series NAV	$80	$249	$433	$966

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 394% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed-income instruments may be denominated in foreign currencies or in U.S. dollars, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

•	securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;

•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

Depending on the subadviser’s current opinion as to the proper allocation of assets among domestic and foreign issuers, investments instruments that are economically tied to foreign (non-U.S.) countries will normally be at 25% of the fund’s net assets. The fund may invest up to 20% of its net assets in securities and instruments that are economically tied to emerging market countries. The fund may invest up to 10% of its net assets in fixed-income securities that are rated below investment grade but rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may invest in baskets of foreign currencies (such as the euro) and directly in currencies. The average portfolio duration of this fund normally varies within two years (plus or minus) of the duration of the benchmark index.

The fund may invest up to 10% of its net assets in preferred stocks.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security including short sales “against the box.”

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The fund may:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Inverse floating rate securities  Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

0.53%	20.12%	15.40%	10.38%	-6.66%	5.27%	9.63%	-4.48%	15.39%	10.30%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	11.03% (Quarter ended 9/30/2009) Worst Quarter: −9.49% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	10.30%	7.01%	7.25%	3/18/1988
Series NAV	10.40%	7.06%	7.29%	2/28/2005
JP Morgan Global (Unhedged) Government Bond Index	6.42%	7.35%	7.12%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Pacific Investment Management Company LLC	Scott Mather. Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

HEALTH SCIENCES TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	1.05%	0.05%	0.07%	1.17%

Series NAV	1.05%	0.00%	0.07%	1.12%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$119	$372	$644	$1,420

Series NAV	$114	$356	$617	$1,363

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed “health sciences”).

While the fund may invest in companies of any size, the majority of its assets are expected to be invested in large- and mid-capitalization companies.

The subadviser’s portfolio managers divide the health sciences sector into four main areas: pharmaceuticals, health care services companies, medical products and devices providers, and biotechnology firms. Their allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector. While most assets will be invested in U.S. common stocks, the fund may purchase other securities, including foreign securities, futures, and options in keeping with its objective. In addition, the fund writes call and put options primarily as a means of generating additional income. Normally, the fund will own the securities on which it writes these options. The premium income received by writing covered calls can help reduce but not eliminate portfolio volatility.

The fund concentrates its investments (invests more than 25% of its total assets) in securities of companies in the health sciences sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries.

In managing the fund, the subadviser uses a fundamental, bottom-up analysis that seeks to identify high quality companies and the most compelling investment opportunities. In general, the fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a “value” approach, which gives preference to seemingly undervalued companies, may be emphasized.

The fund may invest up to 35% of its total assets in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

In pursuing its investment objective, the fund’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund’s management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a new product introduction or a favorable competitive development.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including entering into option transactions.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors. Health sciences companies may be subject to additional risks, such as increased competition within the sector, changes in legislation or government regulations affecting the sector, and product liabilities.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk  The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

-27.24%	36.22%	15.31%	12.50%	8.51%	17.67%	-29.90%	31.81%	15.70%

2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	18.13% (Quarter ended 6/30/2003) Worst Quarter: −19.64% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	15.70%	6.42%	6.87%	4/30/2001
Series NAV	15.81%	6.47%	6.90%	4/29/2005
S&P 500 Index	15.06%	2.29%	2.00%	4/30/2001
Lipper Health/Biotechnology Index	11.86%	4.10%	4.38%	4/30/2001

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

T. Rowe Price Associates, Inc.	Kris H. Jenner. Vice President; managed fund since 2001.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

HIGH YIELD TRUST

Investment Objective

To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.66%	0.05%	0.04%	0.75%

Series NAV	0.66%	0.00%	0.04%	0.70%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$77	$240	$417	$930

Series NAV	$72	$224	$390	$871

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities. The fund’s investments may include corporate bonds, preferred stocks, U.S. government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadviser to be of equivalent quality):

Corporate Bonds, Preferred Stocks and Convertible Securities

Moody’s . . . . . . . . . . . . . . . . . . . . . Ba through C

Standard & Poor’s. . . . . . . . . . . . . . BB through D

Non-investment-grade securities are commonly referred to as “junk bonds.” The fund may also invest in investment-grade securities.

The fund may invest in foreign bonds and other fixed-income securities denominated in foreign currencies, where, in the opinion of the subadviser, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the fund may invest include emerging market securities. The fund may invest up to 100% of its assets in foreign securities.

The fund may also enter into various derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps and forwards. In particular, the fund may use interest rate swaps, credit default swaps (on individual securities and/or baskets of securities), futures contracts and/or mortgage-backed securities to a significant extent, although the amounts invested in these instruments may change from time to time.

The fund may invest in fixed- and floating-rate loans, generally in the form of loan participations and assignments of such loans.

The fund normally maintains an average portfolio duration of between 3 and 7 years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

-5.48%	-6.65%	24.15%	11.06%	3.70%	10.37%	1.64%	-29.52%	54.51%	13.78%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	24.28% (Quarter ended 6/30/2009) Worst Quarter: −20.68% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	13.78%	6.81%	5.78%	1/1/1997
Series NAV	13.74%	6.83%	5.81%	2/28/2005
Citigroup High Yield Index	14.32%	8.41%	8.67%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Western Asset Management Company	Steven A. Walsh. Chief Investment Officer; managed fund since 2006. Michael C. Buchanan. Head of Credit; managed fund since 2006. Keith J. Gardner. Head of Developing Markets; managed fund since 2006.

Sub-Subadviser:  Western Asset Management Company Limited

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

INTERNATIONAL CORE TRUST

Investment Objective

To seek high total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.89%	0.05%	0.13%	1.07%

Series NAV	0.89%	0.00%	0.13%	1.02%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$109	$340	$590	$1,306

Series NAV	$104	$325	$563	$1,248

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

The subadviser seeks to achieve the fund’s investment objective by investing in equity investments or groups of equity investment that the subadviser believes will provide higher returns than the MSCI EAFE Index.

The subadviser employs an active investment management method, which means that securities are bought and sold according to the subadviser’s evaluations of companies’ published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadviser may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of its price relative to historical financial information, including book value, cash flow and earnings, and to forecast financial information provided by industry analysts. These ratios can then be compared to industry or market averages, to assess the relative attractiveness of the stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadviser selects which methods to use, and in what combination, based on the subadviser’s assessment of what combination is best positioned to meet the fund’s objective. The subadviser may also adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization.

In implementing an investment view, the subadviser may use both direct equity investment and indirect investment through exchange-traded and over-the-counter derivatives, including futures, options and swap contracts. In addition to a substitute for direct investment, derivatives may be used (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); (ii) to effect transactions intended as substitutes for securities lending; and/or (iii) in an attempt to adjust elements of its investment exposure.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

-21.54%	-21.69%	30.27%	15.59%	15.94%	24.69%	11.49%	-38.62%	18.64%	9.58%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	20.53% (Quarter ended 6/30/2009) Worst Quarter: −22.22% (Quarter ended 9/30/2002)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	9.58%	2.10%	1.75%	12/31/1996
Series NAV	9.67%	2.14%	1.79%	2/28/2005
MSCI EAFE Index (gross of foreign withholding tax on dividends)	8.21%	2.94%	3.94%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Grantham, Mayo, Van Otterloo & Co. LLC	Dr. Thomas Hancock. Co-Director of Quantitative Equity Division; managed fund since 2005. Sam Wilderman, CFA. Co-Director of Quantitative Equity Division: managed fund since 2005.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

INTERNATIONAL EQUITY INDEX TRUST A

Investment Objective

To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.53%	0.05%	0.04%	0.62%

Series NAV	0.53%	0.00%	0.04%	0.57%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$63	$199	$346	$774

Series NAV	$58	$183	$318	$714

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International* (“MSCI”) All Country World Excluding U.S. Index or American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) representing such securities. As of February 28, 2011, the market capitalization range of the Index was $466 million to $275.1 billion.

*“MSCI” is a trademark of Morgan Stanley & Co. Incorporated (“Morgan Stanley”). The fund is not sponsored, endorsed, managed, advised, sold or promoted by Morgan Stanley, and Morgan Stanley does not make any representation regarding the advisability of investing in the fund.

The fund is an index fund and differs from an actively-managed fund. Actively-managed funds seek to outperform their benchmark indices through research and analysis. Over time, their performance may differ significantly from their benchmark indices. Index funds are passively managed funds that seek to mirror the risk and return profile of market indices, minimizing performance differences over time. An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly.

The fund uses “sampling” methodology to track the total return performance of the MSCI All Country World Index ex USA (“MSCI ACWI ex-USA Index”). This means that the fund does not intend to purchase all of the securities in the MSCI ACWI ex-USA Index, but rather intends to hold a representative sample of the securities in the Index in an effort to achieve the fund’s investment objective. The quantity of holdings in the fund will be based on a number of factors, including asset size of the fund. Although the subadviser generally expects the fund to hold less than the total number of securities in the MSCI ACWI ex-USA Index, it reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective.

The fund is normally fully invested. The subadviser invests in stock index futures to maintain market exposure and manage cash flow. Although it may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.

The fund may purchase other types of securities that are not primary investment vehicles, for example, ADRs, GDRs, European Depositary Receipts (EDRs), certain exchange traded funds (ETFs), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the fund may invest in stock index futures to manage cash flow. In addition, the fund may invest in securities that are not included in the index, including futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the adviser or sub-adviser).

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception of the fund, performance shown for Series I and Series II shares is that of the respective, corresponding share classes of the fund’s predecessor fund. Pre-inception performance shown for Series NAV shares is the performance of Series I shares. This pre-inception performance has not been adjusted to reflect the Rule 12b−1 fees of the Series I shares and would be higher if it did. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

16.20%	25.93%	15.37%	-44.52%	37.86%	10.87%

2005	2006	2007	2008	2009	2010

Best Quarter:	27.33% (Quarter ended 6/30/2009) Worst Quarter: −22.37% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	10.87%	4.26%	8.25%	5/3/2004
Series NAV	11.16%	4.31%	8.29%	2/10/2006
MSCI AC World Ex. US Index (gross of foreign withholding tax on dividends)	11.60%	5.29%	9.29%	5/3/2004

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

SSgA Funds Management, Inc.	Thomas Coleman. Vice President; managed fund since 2005. Karl Schneider. Vice President; managed fund since 2007.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

INTERNATIONAL EQUITY INDEX TRUST B

Investment Objective

To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total		Net
		Distribution		fund	Contractual	fund
	Management	and service (12b-1)	Other	operating	expense	operating
Share Class	fee	fees	Expenses	expenses	reimbursement[1]	expenses
Series NAV	0.54%	0.00%	0.03%	0.57%	-0.23%	0.34%

1JHVIT sells shares of the fund only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company (U.S.A.) and its affiliates. As reflected in the table, the fund is subject to an expense cap pursuant to an agreement between JHVIT and the Adviser as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund’s annual operating expenses do not exceed its “Net Operating Expenses” as shown in the table above. A fund’s “Total Operating Expenses” includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the Fund not incurred in the ordinary course of the fund’s business. Under the agreement, the Adviser’s obligation to provide the expense cap will remain in effect until April 30, 2012 and will terminate after that date only if JHVIT, without the prior written consent of the Adviser, sells shares of the fund to (or has shares of the fund held by) any person other than the separate accounts and other persons specified in the agreement.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series NAV	$35	$159	$295	$692

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International* (“MSCI”) All Country World Excluding U.S. Index or American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) representing such securities. As of February 28, 2011, the market capitalization range of the Index was $466 million to $275.1 billion.

*“MSCI” is a trademark of Morgan Stanley & Co. Incorporated (“Morgan Stanley”). The fund is not sponsored, endorsed, managed, advised, sold or promoted by Morgan Stanley, and Morgan Stanley does not make any representation regarding the advisability of investing in the fund.

The fund is an index fund and differs from an actively-managed fund. Actively-managed funds seek to outperform their benchmark indices through research and analysis. Over time, their performance may differ significantly from their benchmark indices. Index funds are passively managed funds that seek to mirror the risk and return profile of market indices, minimizing performance differences over time. An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track their target index closely, typically will be unable to match the performance of the index exactly.

The fund uses “sampling” methodology to track the total return performance of the MSCI All Country World Index ex USA (“MSCI ACWI ex-USA Index”). This means that the fund does not intend to purchase all of the securities in the MSCI ACWI ex-USA Index, but rather intends to hold a representative sample of the securities in the Index in an effort to achieve the fund’s investment objective. The quantity of holdings in the fund will be based on a number of factors, including asset size of the fund. Although the subadviser generally expects the fund to hold less than the total number of securities in the MSCI ACWI ex-USA Index, it reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective.

The fund is normally fully invested. The subadviser invests in stock index futures to maintain market exposure and manage cash flow. Although it may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.

The fund may purchase other types of securities that are not primary investment vehicles, for example, ADRs, GDRs, European Depositary Receipts (EDRs), certain exchange traded funds (ETFs), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the fund may invest in stock index futures to manage cash flow. In addition, the fund may invest in securities that are not included in the index, including futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the adviser or sub-adviser).

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund’s predecessor fund. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series NAV:

-20.30%	-15.18%	41.99%	20.24%	16.58%	27.41%	15.76%	-44.36%	38.80%	11.44%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	27.40% (Quarter ended 6/30/2009) Worst Quarter: −22.28% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAV	11.44%	4.89%	5.50%	3/24/2004
MSCI AC World Ex. US Index (gross of foreign withholding tax on dividends)	11.60%	5.29%	5.97%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

SSgA Funds Management, Inc.	Thomas Coleman. Vice President; managed fund since 2005. Karl Schneider. Vice President; managed fund since 2007.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

INTERNATIONAL OPPORTUNITIES TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.88%	0.05%	0.08%	1.01%

Series NAV	0.88%	0.00%	0.08%	0.96%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$103	$322	$558	$1,236

Series NAV	$98	$306	$531	$1,178

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 123% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 65% of its total assets in common stocks of foreign companies that are selected for their long-term growth potential. The fund may invest in an unlimited number of companies of any size throughout the world. The fund invests in issuers from at least three different countries not including the U.S. The fund may invest in common stocks of companies economically tied to emerging markets. Some issuers or securities in the fund’s portfolio may be based in or economically tied to the U.S.

The fund may also invest in securities of foreign issuers that are represented by American Depositary Receipts (“ADRs”). ADRs and other securities representing underlying securities of foreign issuers are treated as foreign securities.

In selecting investments for the fund, the subadviser uses an approach that combines “top-down” macro-economic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, the subadviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the “top-down” analysis, the subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the subadviser has observed.

The subadviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the subadviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, the subadviser may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. The subadviser also may prepare detailed earnings and cash flow models of companies. These models may assist the subadviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The subadviser may reduce or sell the fund’s investments in portfolio companies if, in the opinion of the subadviser, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere or for other reasons.

The core investments of the fund generally may include established companies and securities that offer long-term growth potential. However, the portfolio also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Primarily for hedging purposes, the fund may use options (including options on securities and securities indices), futures, and foreign currency forward contracts.

Under normal market conditions, the fund may invest up to 10% of its total assets in all types of fixed income securities and up to an additional 5% of its total assets in high-yield bonds (“junk bonds”) and mortgage- and asset-backed securities. The fund may also invest in the securities of other investment companies to a limited extent.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

23.83%	20.10%	-50.56%	37.55%	13.58%

2006	2007	2008	2009	2010

Best Quarter:	26.17% (Quarter ended 6/30/2009) Worst Quarter: −27.88% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	13.58%	2.81%	6.47%	4/29/2005
Series NAV	13.75%	2.88%	6.54%	4/29/2005
MSCI EAFE Index (gross of foreign withholding tax on dividends)	8.21%	2.94%	5.42%	4/29/2005

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Marsico Capital Management, LLC	James G. Gendelman. Portfolio Manager; managed fund since 2005. Munish Malhotra. Portfolio Manager; managed the fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

INTERNATIONAL SMALL COMPANY TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee[1]	fees	Expenses	expenses
Series I	0.95%	0.05%	0.14%	1.14%

Series NAV	0.95%	0.00%	0.14%	1.09%

1The management fee has been restated to reflect contractual changes to the Advisory Agreement.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$116	$362	$628	$1,386

Series NAV	$111	$347	$601	$1,329

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of December 31, 2010, the maximum market capitalization range of eligible companies for purchase was approximately $1,438 million to $4,264 million, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual-listed securities. Each of these securities may be traded within or outside the issuer’s domicile country.

The subadviser measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadviser first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The subadviser then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadviser, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See “Market Capitalization Weighted Approach” below. As a result, the weightings of certain countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

The fund also may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on the fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency for another currency. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadviser will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country’s market. The subadviser’s Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market Capitalization Weighted Approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the subadviser for a variety of factors. The subadviser may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadviser given market conditions. The subadviser may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadviser may exclude the stock of a company that meets applicable market capitalization criteria if the subadviser determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series NAV:

5.43%	-45.35%	39.44%	22.63%

2007	2008	2009	2010

Best Quarter:	31.13% (Quarter ended 6/30/2009) Worst Quarter: −22.53% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Since	Date of
	Year	Inception	Inception

Series I	22.70%	0.91%	11/16/2009
Series NAV	22.63%	0.92%	4/28/2006
MSCI EAFE Small Cap Index (gross of foreign withholding tax on dividends)	22.40%	0.25%	4/28/2006

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Dimensional Fund Advisors LP	Karen E. Umland, CFA. Senior Portfolio Manager and Vice President; managed fund since 2006.
Stephen A. Clark. Senior Portfolio Manager and Vice President; managed fund since 2010.
Joseph H. Chi, CFA. Portfolio Manager and Vice President; managed fund since 2010.
Jed S. Fogdall. Portfolio Manager and Vice President; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

INTERNATIONAL VALUE TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total		Net
		Distribution		fund	Contractual	fund
	Management	and service (12b-1)	Other	operating	expense	operating
Share Class	fee[1]	fees	Expenses	expenses	reimbursement[2]	expenses
Series I	0.80%	0.05%	0.13%	0.98%	-0.01%	0.97%

Series NAV	0.80%	0.00%	0.13%	0.93%	-0.01%	0.92%

1The management fee has been restated to reflect contractual changes to the Advisory Agreement.
2The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$99	$310	$540	$1,199

Series NAV	$94	$294	$513	$1,141

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in equity securities of companies located outside the U.S., including in emerging markets. The fund invests at least 85% of its net assets in foreign equity securities.

Equity securities generally entitle the holder to participate in a company’s general operating results. These include common stocks and preferred stocks. The fund also invests in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

The subadviser’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing equity investments, the subadviser will focus on the market price of a company’s securities relative to its evaluation of the company’s long-term earnings, asset value and cash flow potential. A company’s historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

The fund may enter into foreign currency forward contracts. The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in foreign currency forward contracts.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Equity-linked notes  are subject to risks similar to those related to investing in the underlying securities. An equity-linked note is dependent on the individual credit of the note’s issuer. Equity-linked notes often are privately placed and may not be rated. The secondary market for equity-linked notes may be limited.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

-9.97%	-17.84%	44.86%	21.54%	10.54%	29.59%	9.53%	-42.67%	35.77%	7.98%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	24.18% (Quarter ended 6/30/2003) Worst Quarter: −23.56% (Quarter ended 9/30/2002)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	7.98%	3.59%	5.56%	5/1/1999
Series NAV	8.00%	3.65%	5.57%	2/28/2005
MSCI EAFE Index (gross of foreign withholding tax on dividends)	8.21%	2.94%	3.94%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Templeton Investment Counsel, LLC	Tucker Scott, CFA. Lead Portfolio Manager, Executive Vice President; managed fund since 1999.
Cindy Sweeting, CFA. Executive Vice President and Chairman; managed fund since 1999.
Peter Nori, CFA. Executive Vice President; managed fund since 2006.
Neil Devlin, CFA. Senior Vice President; managed fund since 2006.

Sub-Subadviser:  Templeton Global Advisors Limited

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

INVESTMENT QUALITY BOND TRUST

Investment Objective

To provide a high level of current income consistent with the maintenance of principal and liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.59%	0.05%	0.05%	0.69%

Series NAV	0.59%	0.00%	0.05%	0.64%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$70	$221	$384	$859

Series NAV	$65	$205	$357	$798

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The fund will tend to focus on corporate bonds and U.S. government bonds with intermediate- to longer-term maturities.

The subadviser’s investment decisions derive from a three-pronged analysis, including:

•	sector analysis,
•	credit research, and
•	call protection.

Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser, such as call protection (payment guarantees), an issuer’s industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall fund. Factors considered include:

•	relative valuation of available alternatives,
•	impact on portfolio yield, quality and liquidity, and
•	impact on portfolio maturity and sector weights.

The subadviser attempts to maintain a high, steady and possibly growing income stream.

At least 80% of the fund’s net assets are invested in bonds and debentures, including:

•	marketable debt securities of U.S. and foreign issuers (payable in U.S. dollars), rated as investment grade by Moody’s or S&P at the time of purchase, including privately placed debt securities, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities;
•	securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities; and
•	cash and cash equivalent securities which are authorized for purchase by the Money Market Trust.

The balance (no more than 20%) of the fund’s net assets may be invested in below-investment-grade bonds and other securities including privately placed debt securities:

•	U.S. and foreign debt securities,
•	preferred stocks,
•	convertible securities (including those issued in the Euromarket),
•	securities carrying warrants to purchase equity securities,
•	foreign exchange contracts for purposes of hedging portfolio exposures to foreign currencies or for purposes of obtaining exposure to foreign currencies, and
•	non-investment-grade and investment-grade foreign currency fixed-income securities, including up to 5% emerging market fixed income securities.

In pursuing its investment objective, the fund may invest up to 20% of its net assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as “junk bonds”). These instruments are rated “Ba” or below by Moody’s or “BB” or below by S&P (or, if unrated, are deemed of comparable quality as determined by the subadviser). No minimum rating standard is required for a purchase of high yield securities by the fund. While the fund may only invest up to 20% of its net assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the fund to exceed this 20% maximum.

The fund normally maintains an average portfolio duration of between three and seven years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

The fund may invest in derivatives such as interest rate futures, interest rate swaps, currency forwards and credit default swaps to manage duration and yield curve positioning, implement foreign interest rate and currency positions, hedge against risk and/or as a substitute for investing directly in a security.

The fund may make short sales of a security including short sales “against the box.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 50% of the Barclays Capital U.S. Government Bond Index and 50% of the Barclays Capital U.S. Credit Bond Index.

Calendar Year Total Returns for Series I:

7.33%	9.94%	7.32%	4.81%	2.26%	3.57%	6.21%	-1.67%	12.45%	7.45%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	6.55% (Quarter ended 9/30/2009) Worst Quarter: −3.39% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	7.45%	5.50%	5.90%	6/18/1985
Series NAV	7.53%	5.54%	5.93%	2/28/2005
Barclays Capital U.S. Government Bond Index	5.52%	5.45%	5.42%
Barclays Capital U.S. Credit Bond Index	8.47%	5.98%	6.55%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
Combined Index	6.99%	5.76%	6.01%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management Company, LLP	Lucius T. (L.T.) Hill III. Senior Vice President and Fixed Income Portfolio Manager; managed fund since 2010.
Campe Goodman, CFA. Vice President and Fixed Income Portfolio Manager; managed fund since 2010.
Christopher A. Jones, CFA. Senior Vice President and Fixed Income Portfolio Manager; managed fund since 2006. Joseph F. Marvan, CFA. Vice President and Fixed Income Portfolio Manager, managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

LARGE CAP TRUST

Investment Objective

To seek to maximize total return, consisting of capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.76%	0.05%	0.03%	0.84%

Series NAV	0.76%	0.00%	0.03%	0.79%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$86	$268	$466	$1,037

Series NAV	$81	$252	$439	$978

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. large capitalization companies. The fund defines large capitalization companies as those with a market capitalization range, at the time of investment, equal to that of the fund’s benchmark, the Russell 1000 Index. As of February 28, 2011, the market capitalization range of the Russell 1000 Index was $221 million to $425.9 billion.

In general, the fund emphasizes large capitalization stocks, but it may also invest up to 20% of its net assets in equity securities of small and medium capitalization companies and/or the securities of foreign companies in developed countries. Investments in equity securities may include dividend-paying securities, common stock and preferred stock, initial public offerings (IPOs), exchanged-traded funds (ETFs), shares of investment companies, convertible securities, warrants and rights. For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF. The fund typically uses an ETF to equitize daily cash flows, however, for large redemption programs, futures, specifically the S&P 500 Index future or E-mini S&P 500 CME future, may be used to equitize cash in the portfolio prior to withdrawal.

In selecting securities, the subadviser focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the subadviser’s assessment of what a security is worth. The subadviser will select a security whose estimated fundamental value is greater than its market value at any given time. For each stock under analysis, the subadviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. The subadviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

The fund may invest a portion of its assets in securities outside its capitalization range as described above.

The subadviser actively manages the fund which may, at times, result in a higher than average portfolio turnover ratio.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks – Hedging, derivatives and other strategic transactions risk” including, but not limited to, futures contracts.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

14.36%	1.40%	-39.52%	30.85%	14.20%

2006	2007	2008	2009	2010

Best Quarter:	19.80% (Quarter ended 6/30/2009) Worst Quarter: −25.61% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	14.20%	0.94%	3.03%	4/29/2005
Series NAV	14.30%	1.00%	3.07%	4/29/2005
Russell 1000 Index	16.10%	2.59%	4.07%	4/29/2005

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”)	Thomas M. Cole, CFA. Head of U.S. Equities and a Managing Director at UBS Global AM; managed fund since 2005.
Thomas J. Digenan, CFA, CPA. North American Equity Strategist and a Managing Director; managed fund since 2005.
John C. Leonard, CFA. Global Head of Equities; managed fund since 2005.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

LIFESTYLE AGGRESSIVE TRUST

Investment Objective

To seek long-term growth of capital. Current income is not a consideration.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.04%	0.05%	0.03%	0.86%	0.98%

Series NAV	0.04%	0.00%	0.03%	0.86%	0.93%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$100	$312	$542	$1,201

Series NAV	$95	$296	$515	$1,143

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 100% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk  Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

-13.83%	-20.71%	34.91%	16.06%	10.64%	15.46%	8.55%	-41.99%	35.63%	16.44%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	20.25% (Quarter ended 6/30/2009) Worst Quarter: −24.12% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	16.44%	2.80%	3.12%	1/7/1997
Series NAV	16.50%	2.84%	3.14%	4/29/2005
S&P 500 Index	15.06%	2.29%	1.41%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bruce Speca. Head of Global Asset Allocation; managed fund since 2010.
Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2007.
Scott Warlow. Managing Director and Portfolio Manager, Asset Allocation Portfolios; managed fund since 2007.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

LIFESTYLE BALANCED TRUST

Investment Objective

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.04%	0.05%	0.02%	0.70%	0.81%

Series NAV	0.04%	0.00%	0.02%	0.70%	0.76%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$83	$259	$450	$1,002

Series NAV	$78	$243	$422	$942

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 50% of its assets in underlying funds that invest primarily in equity securities and approximately 50% of its assets in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 50% of its assets in equity underlying funds and 50% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 60%/40% and 40%/60%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk  Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 50% of the Standard & Poor’s 500 Index and 50% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar Year Total Returns for Series I:

-4.85%	-9.95%	23.97%	13.49%	6.88%	12.73%	6.47%	-31.30%	30.75%	11.75%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	15.83% (Quarter ended 6/30/2009) Worst Quarter: −17.72% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	11.75%	3.80%	4.50%	1/7/1997
Series NAV	11.78%	3.85%	4.53%	4/29/2005
S&P 500 Index	15.06%	2.29%	1.41%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
Combined Index	11.29%	4.44%	3.99%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bruce Speca. Head of Global Asset Allocation; managed fund since 2010.
Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2007.
Scott Warlow. Managing Director and Portfolio Manager, Asset Allocation Portfolios; managed fund since 2007.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

LIFESTYLE CONSERVATIVE TRUST

Investment Objective

To seek a high level of current income with some consideration given to growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.04%	0.05%	0.02%	0.66%	0.77%

Series NAV	0.04%	0.00%	0.02%	0.66%	0.72%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$79	$246	$428	$954

Series NAV	$74	$230	$401	$894

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 20% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 20% of assets in equity underlying funds and 80% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 10%/90% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk  Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 20% of the Standard & Poor’s 500 Index and 80% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar Year Total Returns for Series I:

3.28%	1.80%	11.47%	8.59%	2.88%	8.44%	5.38%	-15.57%	21.71%	9.12%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	10.58% (Quarter ended 6/30/2009) Worst Quarter: −8.32% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	9.12%	5.08%	5.31%	1/7/1997
Series NAV	9.25%	5.12%	5.35%	4/29/2005
S&P 500 Index	15.06%	2.29%	1.41%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
Combined Index	8.55%	5.35%	5.19%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bruce Speca. Head of Global Asset Allocation; managed fund since 2010.
Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2007.
Scott Warlow. Managing Director and Portfolio Manager, Asset Allocation Portfolios; managed fund since 2007.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

LIFESTYLE GROWTH TRUST

Investment Objective

To seek long-term growth of capital. Current income is also a consideration.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.04%	0.05%	0.02%	0.71%	0.82%

Series NAV	0.04%	0.00%	0.02%	0.71%	0.77%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$84	$262	$455	$1,014

Series NAV	$79	$246	$428	$954

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 70% of its assets in underlying funds that invest primarily in equity securities and approximately 30% of its assets in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 70% of its assets in equity underlying funds and 30% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 80%/20% and 60%/40%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk  Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 70% of the Standard & Poor’s 500 Index and 30% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar Year Total Returns for Series I:

-9.16%	-15.84%	29.55%	14.59%	8.66%	13.50%	7.44%	-36.56%	33.30%	13.02%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	17.89% (Quarter ended 6/30/2009) Worst Quarter: −20.75% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	13.02%	3.11%	3.69%	1/7/1997
Series NAV	13.05%	3.16%	3.72%	4/29/2005
S&P 500 Index	15.06%	2.29%	1.41%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
Combined Index	12.92%	3.68%	3.05%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bruce Speca. Head of Global Asset Allocation; managed fund since 2010.
Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2007.
Scott Warlow. Managing Director and Portfolio Manager, Asset Allocation Portfolios; managed fund since 2007.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

LIFESTYLE MODERATE TRUST

Investment Objective

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.04%	0.05%	0.02%	0.68%	0.79%

Series NAV	0.04%	0.00%	0.02%	0.68%	0.74%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$81	$252	$439	$978

Series NAV	$76	$237	$411	$918

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 40% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity underlying funds and 60% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 50%/50% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change this allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk  Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 40% of the Standard & Poor’s 500 Index and 60% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar Year Total Returns for Series I:

-1.09%	-4.07%	17.83%	11.04%	4.15%	10.42%	5.29%	-24.23%	27.26%	10.55%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	13.89% (Quarter ended 6/30/2009) Worst Quarter: −13.28% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	10.55%	4.38%	4.83%	1/7/1997
Series NAV	10.69%	4.44%	4.86%	4/29/2005
S&P 500 Index	15.06%	2.29%	1.41%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
Combined Index	10.41%	4.78%	4.42%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bruce Speca. Head of Global Asset Allocation; managed fund since 2010.
Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2007.
Scott Warlow. Managing Director and Portfolio Manager, Asset Allocation Portfolios; managed fund since 2007.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

MID CAP INDEX TRUST

Investment Objective

Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.47%	0.05%	0.02%	0.02%	0.56%

Series NAV	0.47%	0.00%	0.02%	0.02%	0.51%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$57	$179	$313	$701

Series NAV	$52	$164	$285	$640

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 400 Mid Cap Index and (b) securities (which may or may not be included in the S&P 400 Mid Cap Index) that the subadviser believes as a group will behave in a manner similar to the index. As of February 28, 2011, the market capitalizations of companies included in the S&P 400 Mid Cap Index ranged from $703 million to $9.9 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 400 Mid Cap Index by: (a) holding all, or a representative sample, of the securities that comprise that index; and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

The fund may invest in index futures for the purposes of replicating an index and Depositary Receipts.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

-1.73%	-15.16%	34.57%	15.83%	12.02%	9.72%	7.57%	-36.45%	36.76%	25.98%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	19.86% (Quarter ended 9/30/2009) Worst Quarter: −25.65% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	25.98%	5.26%	6.52%	5/1/2000
Series NAV	26.06%	5.30%	6.55%	4/29/2005
S&P MidCap 400 Index	26.64%	5.73%	7.17%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Carson Jen. Vice President and Senior Portfolio Manager; managed fund since 2000. Narayan Ramani. Assistant Vice President and Senior Portfolio Manager; managed fund since 2000.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

MID CAP STOCK TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.84%	0.05%	0.04%	0.93%

Series NAV	0.84%	0.00%	0.04%	0.88%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$95	$296	$515	$1,143

Series NAV	$90	$281	$488	$1,084

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 115% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the fund, “medium-sized companies” are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell Midcap Index ($221 million to $22.3 billion as of February 28, 2011) or the S&P Midcap 400 Index ($703 million to $9.9 billion as of February 28, 2011).

The subadviser’s investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the subadviser looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., great management teams), and attractive relative value within the context of a security’s primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

-10.99%	-22.56%	42.33%	19.04%	14.57%	13.55%	23.57%	-43.76%	31.35%	23.08%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	20.74% (Quarter ended 12/31/2001) Worst Quarter: −25.36% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	23.08%	4.99%	5.49%	5/1/1999
Series NAV	23.07%	5.04%	5.53%	2/28/2005
Russell MidCap Growth Index	26.38%	4.88%	3.12%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management Company, LLP	Michael T. Carmen, CFA. Senior Vice President and Equity Portfolio Manager; managed fund since 1999.
Mario E. Abularach, CFA. Vice President and Equity Research Analyst; managed fund since 1999.
Stephen Mortimer. Senior Vice President and Equity Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

MID VALUE TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.95%	0.05%	0.05%	0.02%	1.07%

Series NAV	0.95%	0.00%	0.05%	0.02%	1.02%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$109	$340	$590	$1,306

Series NAV	$104	$325	$563	$1,248

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in companies with market capitalizations that are within the S&P Midcap 400 Index ($703 million to $9.9 billion as of February 28, 2011) or the Russell Midcap Value Index ($310 million to $19.0 billion as of February 28, 2011). The fund invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

The subadviser employs a value approach in selecting investments. The subadviser’s in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values. The subadviser generally looks for companies with one or more of the following characteristics:

•	Low stock prices relative to net assets, earnings, cash flow, sales, book value, or private market value;
•	Demonstrated or potentially attractive operating margins, profits and/or cash flow;
•	Sound balance sheets and other positive financial characteristics;
•	Significant stock ownership by management/employees; and
•	Experienced and capable management.

The fund’s sector exposure is broadly diversified as a result of stock selection and therefore may vary significantly from its benchmark, the Russell Midcap Value Index. The market capitalization of companies held by the fund and included in the indices changes over time. The fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside these ranges.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing the fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

The fund may invest in IPOs. While most assets will be invested in U.S. common stocks, the fund may purchase other types of securities, for example: convertible securities and warrants, foreign securities (up to 20% of total assets), certain exchange-traded funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities). For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

Except when engaged in temporary defensive investing, the fund normally has less than 10% of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception of the fund, performance shown for each share class is the actual performance of the sole share class of the fund’s predecessor fund. This pre-inception performance for each of the Series I and Series II share classes has not been adjusted to reflect the Rule 12b−1 fees of that class and would be lower if it did. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

0.53%	-15.19%	45.15%	18.74%	7.47%	20.31%	0.51%	-34.72%	46.21%	16.16%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	23.12% (Quarter ended 6/30/2009) Worst Quarter: −23.60% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	16.16%	6.04%	7.79%	4/29/2005
Series NAV	16.16%	6.07%	7.80%	4/29/2005
Russell MidCap Value Index	24.75%	4.08%	8.07%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

T. Rowe Price Associates, Inc.	David J.Wallack. Vice President; managed fund since 2004.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

MONEY MARKET TRUST

Investment Objective

To obtain maximum current income consistent with preservation of principal and liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.47%	0.05%	0.03%	0.55%

Series NAV[1]	0.47%	0.00%	0.03%	0.50%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2010, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$56	$176	$307	$689

Series NAV	$51	$160	$280	$628

Principal Investment Strategies

Under normal market conditions, the fund invests in high quality, U.S. dollar-denominated money market instruments.

The subadviser may invest the fund’s assets in high quality, U.S. dollar-denominated money market instruments of the following types:
• obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress (“U.S. Government Securities”), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the fund must be payable in U.S. dollars);
• certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers’ acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100 million (or less than $100 million if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);
• commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any nationally recognized statistical rating organization (NRSRO) (such as “P-1” or “P-2” by Moody’s or “A-1” or “A-2” by S&P) or, if not rated, is issued by a company which the subadviser acting pursuant to guidelines established by the fund’s Board of Trustees, has determined to be of minimal credit risk and comparable quality. Securities in the highest rating category and their unrated equivalents are referred to as “First Tier” securities. Securities in the second-highest rating category and their equivalents are referred to as “Second Tier” securities;
• corporate obligations maturing in 397 days or less which at the date of investment are rated in the highest rating category by any NRSRO (such as “Aaa” by Moody’s or “AAA” by S&P);

• corporate obligations maturing in 45 days or less which at the date of investment are rated in the second highest rating category by any NRSRO (such as “Aa” by Moody’s or “AA” by Standard & Poor’s);
• short-term obligations issued by state and local governmental issuers;
• securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and
• repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the fund and the note issuer. The subadviser monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadviser will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the fund’s investments in First Tier securities will mature in 397 days or less and the fund’s investments in Second Tier securities will mature in 45 days or less. The fund maintains a dollar-weighted average maturity of 60 days or less, and a dollar-weighted average life of 120 days or less. Unlike the fund’s weighted average maturity, the fund’s weighted average life is calculated without reference to the re-set dates of variable rate debt obligations held by the fund. By limiting the maturity of its investments, the fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the fund invests only in securities which the fund’s Board of Trustees determines to present minimal credit risks and which at the time of purchase are “eligible securities” as defined by Rule 2a-7 under the 1940 Act.

The fund may invest up to 20% of its total assets in any of the U.S. dollar-denominated foreign securities described above. The fund will not acquire any security if, after doing so, more than 5% of its total assets would be invested in illiquid securities. An “illiquid security” is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the fund. The fund may not invest more than 3% of its total assets in Second Tier securities or more than 0.50% in Second Tier securities of a single issuer. The fund is not authorized to enter into mortgage dollar rolls or warrants.

The fund seeks to maintain a stable net asset value (“NAV”) per share of $1.00.

The fund generally expects to declare and pay dividends from net investment income on a daily basis on each share class as long as the income attributable to a class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The fund has adopted this policy because, in the current investment environment of low interest rates, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see “General Information — Dividends” below. For a description of the allocation of expenses among fund share classes, see “Multiclass Pricing; Rule 12b-1 Plans” in the prospectus.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in the fund. For example, the fund could lose money if a security purchased by the fund is downgraded and the fund must sell the security at less than the cost of the security. There is no assurance that the fund will be able to maintain a constant per share NAV of $1.00.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

3.59%	1.18%	0.58%	0.81%	2.66%	4.44%	4.56%	1.76%	0.20%	0.00%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	1.25% (Quarter ended 3/31/2001) Worst Quarter: 0.00% (Quarter ended 12/31/2010)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	0.00%	2.17%	1.96%	6/18/1985
Citigroup 3 Month Treasury Bill Index	0.13%	2.30%	2.26%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser:  John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

MONEY MARKET TRUST B

Investment Objective

To obtain maximum current income consistent with preservation of principal and liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total		Net
		Distribution		fund	Contractual	fund
	Management	and service (12b-1)	Other	operating	expense	operating
Share Class	fee	fees	Expenses	expenses	reimbursement[1]	expenses
Series NAV	0.49%	0.00%	0.04%	0.53%	-0.25%	0.28%

1JHVIT sells shares of the fund only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company (U.S.A.) and its affiliates. As reflected in the table, the fund is subject to an expense cap pursuant to an agreement between JHVIT and the Adviser as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund’s annual operating expenses do not exceed its “Net Operating Expenses” as shown in the table above. A fund’s “Total Operating Expenses” includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the Fund not incurred in the ordinary course of the fund’s business. Under the agreement, the Adviser’s obligation to provide the expense cap will remain in effect until April 30, 2012 and will terminate after that date only if JHVIT, without the prior written consent of the Adviser, sells shares of the fund to (or has shares of the fund held by) any person other than the separate accounts and other persons specified in the agreement.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series NAV	$29	$145	$271	$641

Principal Investment Strategies

Under normal market conditions, the fund invests in high quality, U.S. dollar-denominated money market instruments.

The subadviser may invest the fund’s assets in high quality, U.S. dollar-denominated money market instruments of the following types:
• obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress (“U.S. Government Securities”), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the fund must be payable in U.S. dollars);
• certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers’ acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100 million (or less than $100 million if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);
• commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any nationally recognized statistical rating organization (NRSRO) (such as “P-1” or “P-2” by Moody’s or “A-1” or “A-2” by Standard & Poor’s) or, if not rated, is issued by a company which the subadviser acting pursuant to guidelines established by the fund’s Board of Trustees, has determined to be of minimal credit risk and comparable quality. Securities in the highest rating category and their unrated equivalents are referred to as “First Tier” securities. Securities in the second-highest rating category and their equivalents are referred to as “Second Tier” securities;
• corporate obligations maturing in 397 days or less which at the date of investment are rated in the highest rating category by any NRSRO (such as “Aaa’’ by Moody’s or “AAA” by Standard & Poor’s);
• corporate obligations maturing in 45 days or less which at the date of investment are rated in the second highest rating category by any NRSRO (such as “Aa” by Moody’s or “AA” by Standard & Poor’s);
• short-term obligations issued by state and local governmental issuers;
• securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and
• repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the fund and the note issuer. The subadviser monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadviser will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the fund’s investments in First Tier securities will mature in 397 days or less and the fund’s investments in Second Tier securities will mature in 45 days or less. The fund maintains a dollar-weighted average maturity of 60 days or less, and a dollar-weighted average life of 120 days or less. Unlike the fund’s weighted average maturity, the fund’s weighted average life is calculated without reference to the re-set dates of variable rate debt obligations held by the fund. By limiting the maturity of its investments, the fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the fund invests only in securities which the fund’s Board of Trustees determines to present minimal credit risks and which at the time of purchase are “eligible securities” as defined by Rule 2a-7 under the 1940 Act.

The fund may invest up to 20% of its total assets in any of the U.S. dollar-denominated foreign securities described above. The fund will not acquire any security if, after doing so, more than 5% of its total assets would be invested in illiquid securities. An “illiquid security” is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the fund. The fund may not invest more than 3% of its total assets in Second Tier securities or more than 0.50% in Second Tier securities of a single issuer. The fund is not authorized to enter into mortgage dollar rolls or warrants.

The fund seeks to maintain a stable net asset value (“NAV”) per share of $1.00.

The fund generally expects to declare and pay dividends from net investment income on a daily basis on each share class as long as the income attributable to a class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The fund has adopted this policy because, in the current investment environment of low interest rates, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see “General Information — Dividends” below. For a description of the allocation of expenses among fund share classes, see “Multiclass Pricing; Rule 12b-1 Plans” in the prospectus.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in the fund. For example, the fund could lose money if a security purchased by the fund is downgraded and the fund must sell the security at less than the cost of the security. There is no assurance that the fund will be able to maintain a constant per share NAV of $1.00.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund’s predecessor fund. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series NAV:

3.93%	1.48%	0.95%	1.09%	2.92%	4.71%	4.82%	2.11%	0.48%	0.05%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	1.42% (Quarter ended 3/31/2001) Worst Quarter: 0.00% (Quarter ended 12/31/2010)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAV	0.05%	2.41%	2.24%	4/29/2005
Citigroup 3 Month Treasury Bill Index	0.13%	2.30%	2.26%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser:  John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

NATURAL RESOURCES TRUST

Investment Objective

To seek long-term total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	1.00%	0.05%	0.03%	1.08%

Series NAV	1.00%	0.00%	0.03%	1.03%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$110	$343	$595	$1,317

Series NAV	$105	$328	$569	$1,259

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resources-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies.

The fund seeks to invest in companies that are expected to benefit from rising demand for natural resources and natural resource-based products and services. The fund invests in four major sectors: (1) energy, (2) metals and mining, (3) forest products and (4) other natural resource-based companies, which are described below.

Energy. The energy sector includes companies engaged in exploration, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

Metals and Mining. The metals and mining sector includes companies engaged in the exploration, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

Forest Products. The forest products sector includes timber, pulp and paper product companies.

Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials.

The fund’s “normal” allocation across the natural resources sectors is approximately:

•	60% — Energy and energy related

•	30% — Metals and mining
•	10% — Forest products, miscellaneous commodities companies and non-ferrous metals

The “normal” sector allocation reflects the subadviser’s view on availability and relative attractiveness of investment opportunities within the natural resources area. The fund’s sector allocation might differ significantly from this “normal” allocation at any specific point in time.

The subadviser uses a value-based approach to invest in a broad range of natural resources sectors. The subadviser utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Under normal market conditions, the fund is fully invested.

Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of the subadviser’s analysis is understanding the economic and political dynamics of each of these countries. The fund may invest without limitation in foreign securities, including emerging markets.

The subadviser utilizes fundamental research to identify companies with the best growth prospects and relative values. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. The subadviser uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

When the subadviser deems it advisable to do so, the fund utilizes currency hedging to protect the value of the fund’s assets. The fund may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. The fund utilizes currency hedging to protect the value of the fund’s assets when the subadviser deems it advisable to do so.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk  Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Natural resources risk  The natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and taxes and other governmental regulations.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index is comprised of 60% MSCI World Energy Index, 30% MSCI World Metals & Mining Index and 10% MSCI World Paper & Forest Products Index.

Calendar Year Total Returns for Series I:

24.32%	46.77%	22.30%	40.68%	-51.61%	59.19%	15.21%

2004	2005	2006	2007	2008	2009	2010

Best Quarter:	26.69% (Quarter ended 6/30/2009) Worst Quarter: −36.61% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2010
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	15.21%	8.83%	19.89%	5/5/2003
Series NAV	15.25%	8.87%	19.93%	2/28/2005
MSCI World Energy Index (gross of foreign withholding tax on dividends)	12.52%	6.57%	15.32%	5/5/2003
MSCI World Metals & Mining Index (gross of foreign withholding tax on dividends)	23.74%	14.73%	24.51%	5/5/2003
MSCI World Paper & Forest Index (gross of foreign withholding tax on dividends)	19.73%	−1.36%	2.96%	5/5/2003
Combined Index	16.70%	8.83%	17.73%	5/5/2003

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management Company, LLP	Jay Bhutani. Director and Global Industry Analyst; managed fund since 2009. John C. O’Toole, CFA. Vice President and Equity Portfolio Manager; involved with the management of the fund since 2009.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

OPTIMIZED ALL CAP TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.68%	0.05%	0.03%	0.76%

Series NAV	0.68%	0.00%	0.03%	0.71%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$78	$243	$422	$942

Series NAV	$73	$227	$395	$883

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 120% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 65% of its total assets in equity securities of U.S. companies. The fund will focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small. The equity securities in which the fund may invest include common and preferred stocks and securities convertible into common or preferred stocks, including convertible bonds and debentures.

The management team will use fundamental analysis to identify large, mid and small cap companies with strong industry positions, leading market shares, proven management or strong financials.

The fund may invest in foreign securities, including emerging markets and in American Depository Receipts (ADRs), American Depository Shares (ADSs), European Depository Receipts (EDRs), Global Depository Receipts (GDRs) and other securities with equity characteristics. It may also invest in exchange-traded funds (ETFs).

The fund may invest in or use equity index futures, warrants and rights for hedging purposes in a manner consistent with the investment objectives of the fund and as permitted by applicable securities legislation. Such use would include the hedging of significant cash flows into or out of the fund.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

14.91%	8.58%	15.17%	3.78%	-43.18%	28.27%	19.65%

2004	2005	2006	2007	2008	2009	2010

Best Quarter:	18.02% (Quarter ended 9/30/2009) Worst Quarter: −24.37% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	19.65%	0.83%	6.50%	5/5/2003
Series NAV	19.73%	0.90%	6.58%	4/29/2005
Russell 3000 Index	16.93%	2.74%	6.99%	5/5/2003

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Walter McCormick, CFA. Senior Managing Director and Senior Portfolio Manager; managed fund since 2011.
Emory (Sandy) Sanders, CFA. Senior Managing Director and Senior Portfolio Manager; managed fund since 2011.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

OPTIMIZED VALUE TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.69%	0.05%	0.04%	0.78%

Series NAV	0.69%	0.00%	0.04%	0.73%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$80	$249	$433	$966

Series NAV	$75	$233	$406	$906

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 154% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 65% of its total assets in equity securities of U.S. companies with the potential for long-term growth of capital, with a market capitalization range, at the time of investment, equal to that of the fund’s benchmark, the Russell 1000 Value Index. As of February 28, 2011, the market capitalization range of the Russell 1000 Value Index was $221 million to $425.9 billion.

The equity securities in which the fund may invest include common and preferred stocks and securities convertible into common or preferred stocks, including convertible bonds and debentures. The subadviser uses fundamental analysis to select securities for inclusion in the fund, emphasizing securities that may have been undervalued by the market.

The subadviser will seek to identify large companies with strong industry positions, leading market shares, proven management or strong fundamentals.

The fund may also invest in foreign securities and in American Depository Receipts (ADRs), American Depository Shares (ADSs), European Depository Receipts (EDRs), Global Depository Receipts (GDRs) and other securities with equity characteristics. It may also invest in exchange-traded funds (ETFs).

The fund may invest in or use equity index futures, warrants and rights for hedging purposes in a manner consistent with the investment objectives of the fund and as permitted by applicable securities legislation. Such use would include the hedging of significant cash flows into or out of the fund.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

9.19%	21.09%	-5.13%	-41.20%	24.47%	13.56%

2005	2006	2007	2008	2009	2010

Best Quarter:	18.95% (Quarter ended 6/30/2009) Worst Quarter: −24.04% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	13.56%	−0.92%	3.07%	5/3/2004
Series NAV	13.51%	−0.86%	3.12%	2/28/2005
Russell 1000 Value Index	15.51%	1.28%	4.14%	5/3/2004

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Walter McCormick, CFA. Senior Managing Director and Senior Portfolio Manager; managed fund since 2011.
Emory (Sandy) Sanders, CFA. Senior Managing Director and Senior Portfolio Manager; managed fund since 2011.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

REAL ESTATE SECURITIES TRUST

Investment Objective

To seek to achieve a combination of long-term capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.70%	0.05%	0.03%	0.78%

Series NAV	0.70%	0.00%	0.03%	0.73%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$80	$249	$433	$966

Series NAV	$75	$233	$406	$906

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 99% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts (“REITs”) and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of the subadviser, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

The subadviser looks for real estate securities it believes will provide superior returns to the fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, the subadviser tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Its analysis also includes the companies’ management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers the subadviser believes will be the most profitable to the fund. The subadviser also considers the effect of the real estate securities markets in general when making investment decisions. The subadviser does not attempt to time the market.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The fund may realize some short-term gains or losses if the subadviser chooses to sell a security because it believes that one or more of the following is true:

•	A security is not fulfilling its investment purpose;
•	A security has reached its optimum valuation; or
•	A particular company or general economic conditions have changed.

Based on its recent practices, the subadviser expects that the fund’s assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs.

When the subadviser believes that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the fund’s cash assets remain liquid while performing more like stocks.)

The fund may invest up to 10% of its total assets in securities of foreign real estate companies.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

3.15%	2.58%	39.15%	32.04%	11.85%	38.10%	-15.61%	-39.42%	30.17%	29.19%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	32.43% (Quarter ended 9/30/2009) Worst Quarter: −39.92% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	29.19%	3.49%	9.95%	4/30/1987
Series NAV	29.20%	3.54%	9.98%	2/28/2005
MSCI U.S. REIT Index	28.48%	2.99%	10.57%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Deutsche Investment Management Americas Inc.	Jerry W. Ehlinger, CFA. Managing Director and Co-head of the Americas Portfolio Management Team; managed fund since 2004.
John F. Robertson, CFA. Global Head of Real Estate Securities; managed fund since 1997.
John W. Vojticek. Co-head of the Americas Portfolio Management Team; managed fund since 1996.

Sub-Subadviser:  RREEF America L.L.C.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

REAL RETURN BOND TRUST

Investment Objective

To seek maximum real return, consistent with preservation of real capital and prudent investment management.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.69%	0.05%	0.07%	0.81%

Series NAV	0.69%	0.00%	0.07%	0.76%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$83	$259	$450	$1,002

Series NAV	$78	$243	$422	$942

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 614% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and foreign governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

•	securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and foreign issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;

•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund invests primarily in investment-grade securities, but may invest up to 10% of its net assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may also invest up to 30% of its net assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign dollar-denominated securities or foreign currencies) to 20% of its net assets. The fund may invest up to 10% of its net assets in securities and instruments that are economically tied to emerging market countries. The effective duration of this fund normally varies within three years (plus or minus) of the duration of the benchmark index.

The fund may invest up to 10% of its net assets in preferred stocks.

The fund may also lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security including short sales “against the box.”

The fund may:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Inverse floating rate securities  Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

9.06%	1.44%	0.23%	11.49%	-11.28%	19.47%	8.83%

2004	2005	2006	2007	2008	2009	2010

Best Quarter:	6.26% (Quarter ended 3/31/2009) Worst Quarter: −8.12% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	8.83%	5.21%	5.40%	5/5/2003
Series NAV	8.81%	5.23%	5.41%	2/28/2005
Barclays Capital U.S. TIPS Index	6.31%	5.33%	5.70%	5/5/2003

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Pacific Investment Management Company LLC	Mihir Worah. Executive Vice President and Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

SCIENCE & TECHNOLOGY TRUST

Investment Objective

To seek long-term growth of capital. Current income is incidental to the fund’s objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	1.05%	0.05%	0.06%	0.02%	1.18%

Series NAV	1.05%	0.00%	0.06%	0.02%	1.13%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$120	$375	$649	$1,432

Series NAV	$115	$359	$622	$1,375

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 117% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For purposes of satisfying this requirement, common stock may include equity-linked notes and derivatives relating to common stocks, such as options on equity-linked notes.

The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced periodically so that the subadvisers manage the following portions of the fund:

50%* T. Rowe Price Associates, Inc. (“T. Rowe Price”)

50%* RCM Capital Management LLC (“RCM”)

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadviser will vary.

This allocation methodology may change in the future.

Some industries likely to be represented in the fund include:

•	information technology including hardware, software, semiconductors and technology equipment
•	telecommunications equipment and services
•	media including advertising, broadcasting, cable and satellite, movies, entertainment, publishing and information services
•	environmental services
•	internet commerce
•	life sciences and health care, including pharmaceuticals, medical devices, and biotechnology
•	chemicals and synthetic materials
•	defense and aerospace

While most of the fund’s assets are invested in U.S. common stocks, the fund may also purchase other types of securities, including U.S. dollar- and foreign currency-denominated foreign securities, convertible stocks and bonds, and warrants, and use futures and options, in keeping with the fund’s investment objectives.

Stock selection for the fund generally reflects a growth approach based on an assessment of a company’s fundamental prospects for above-average earnings, rather than on a company’s size. As a result, fund holdings can range from securities of small companies developing new technologies to securities of blue chip firms with established track records. The fund may also invest in companies that are expected to benefit from technological advances even if they are not directly involved in research and development. The fund may invest in suitable technology companies through IPOs.

The fund holds a certain portion of its assets in money market reserves, which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates.

In managing its portion of the fund, RCM may enter into short sales including short sales against the box.

In pursuing the fund’s investment objective, each subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when they perceive an unusual opportunity for gain. These special situations might arise when a subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

The fund’s investment process may, at times, result in a higher-than-average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

-41.25%	-40.76%	50.39%	0.87%	2.08%	5.52%	19.57%	-44.44%	64.48%	24.61%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	35.19% (Quarter ended 12/31/2001) Worst Quarter: −40.43% (Quarter ended 9/30/2001)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	24.61%	7.52%	−2.52%	1/1/1997
Series NAV	24.69%	7.57%	−2.49%	4/29/2005
S&P 500 Index	15.06%	2.29%	1.41%
Lipper Science and Technology Index	17.85%	5.33%	−1.92%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

RCM Capital Management LLC	Walter C. Price. Managing Director, Senior Analyst and Co-Portfolio Manager; managed fund since 2006. Huachen Chen. Senior Portfolio Manager and Co-Portfolio Manager; managed fund since 2006.
T. Rowe Price Associates, Inc.	Ken Allen. Vice President; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

SHORT TERM GOVERNMENT INCOME TRUST

Investment Objective

To seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.56%	0.05%	0.07%	0.68%

Series NAV	0.56%	0.00%	0.07%	0.63%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$69	$218	$379	$847

Series NAV	$64	$202	$351	$786

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 130% of the average value of its portfolio.

Principal Investment Strategies

The fund seeks to achieve its objective by investing under normal circumstances at least 80% of its net assets in obligations issued or guaranteed by the U.S. government and its agencies, authorities or instrumentalities (U.S. government securities). Under normal circumstances, the fund’s effective duration is no more than 3 years.

U.S. government securities may be supported by:

•	The full faith and credit of the United States government, such as Treasury bills, notes and bonds, and Government National Mortgage Association Certificates.

•	The right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Mortgage Corporation.

•	The credit of the instrumentality, such as obligations of the Federal National Mortgage Association.

The fund may invest in higher-risk securities, including U.S. dollar-denominated foreign government securities and asset-backed securities. It may also invest up to 10% of its net assets in foreign governmental high yield securities (junk bonds) rated as low as B and their unrated equivalents.

In managing the portfolio of the fund, the subadviser considers interest rate trends to determine which types of bonds to emphasize at a given time. The fund typically favors mortgage-related securities when it anticipates that interest rates will be relatively stable, and favors U.S. Treasuries at other times. Because high yield bonds often respond to market movements differently from U.S. government bonds, the fund may use them to manage volatility.

The fund may invest in mortgage-related securities and Treasury futures to protect against adverse changes and manage risks.

The fund may invest in other investment companies, including exchange traded funds (“ETFs”), and engage in short sales.

Under normal circumstances, the fund’s effective duration is no more than 3 years which means that the fund may purchase securities with a duration of greater than 3 years as long as the fund’s average duration does not exceed 3 years.

The fund may trade securities actively which could increase transaction costs (thus lowering performance).

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks – Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series NAV:

1.96%	3.28%

2009	2010

Best Quarter:	1.87% (Quarter ended 6/30/2010) Worst Quarter: −0.58% (Quarter ended 12/31/2010)

Average Annual Total Returns for period ended 12/31/2010

	One	Since	Date of
	Year	Inception	Inception

Series I	3.23%	2.59%	5/3/2010
Series NAV	3.28%	2.62%	1/2/2009
Barclays Capital U.S. Government 1−5 Year Index	3.57%	2.27%	1/2/2009

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Howard C. Greene. Senior Vice President; managed fund since 2008. Jeffrey N. Given. Vice President; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

SMALL CAP GROWTH TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	1.06%	0.05%	0.04%	1.15%

Series NAV	1.06%	0.00%	0.04%	1.10%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$117	$365	$633	$1,398

Series NAV	$112	$350	$606	$1,340

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 139% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($6.2 billion as of February 28, 2011) or the S&P Small Cap 600 Index ($3.7 billion as of February 28, 2011).

The fund invests in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings. Market capitalizations of companies in the indices change over time; however, the fund will not sell a security just because a company has grown to a market capitalization outside the maximum range of the indices.

The subadviser selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.

The subadviser looks for companies based on a combination of criteria including one or more of the following:

•	Improving market shares and positive financial trends;
•	Superior management with significant equity ownership; and
•	Attractive valuations relative to earnings growth outlook.

The fund is likely to experience periods of higher turnover in portfolio securities because the subadviser frequently adjusts the selection of companies and/or their position size based on these criteria. The fund’s sector exposures are broadly diversified, but are primarily a result of stock selection and therefore may vary significantly from its benchmark. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

Except as otherwise stated under “Additional Information About the Funds — Temporary Defensive Investing,” the fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

The fund may invest in Initial Public Offerings (IPOs). The fund may also purchase each of the following types of securities, but not as a principal investment strategy: U.S. dollar-denominated foreign securities and certain exchange-traded funds (ETFs).

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception of the fund, performance shown for each share class is the actual performance of the sole share class of the fund’s predecessor fund. This pre-inception performance for each of the Series I and Series II share classes has not been adjusted to reflect the Rule 12b−1 fees of that class and would be lower if it did. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

-3.78%	-28.21%	48.83%	9.45%	17.23%	13.48%	13.99%	-39.68%	34.58%	22.07%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	26.90% (Quarter ended 12/31/2001) Worst Quarter: −27.11% (Quarter ended 9/30/2001)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	22.07%	5.09%	5.39%	4/29/2005
Series NAV	22.14%	5.13%	5.42%	4/29/2005
Russell 2000 Growth Index	29.09%	5.30%	3.78%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management Company, LLP	Steven C. Angeli, CFA. Senior Vice President and Equity Portfolio Manager; managed fund since 2003.
Mario E. Abularach, CFA. Vice President and Equity Research Analyst; managed fund since 2006.
Stephen Mortimer. Senior Vice President and Equity Portfolio Manager; managed fund since 2006.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

SMALL CAP INDEX TRUST

Investment Objective

Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.48%	0.05%	0.02%	0.08%	0.63%

Series NAV	0.48%	0.00%	0.02%	0.08%	0.58%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$64	$202	$351	$786

Series NAV	$59	$186	$324	$726

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Russell 2000 Index and (b) securities (which may or may not be included in the Russell 2000 Index) that the subadviser believes as a group will behave in a manner similar to the index. As of February 28, 2011, the market capitalizations of companies included in the Russell 2000 Index ranged from $5 million to $6.2 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the Russell 2000 Index by: (a) holding all, or a representative sample, of the securities that comprise that index; and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks – Hedging, derivatives and other strategic transactions risk” including futures contracts.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

1.50%	-21.47%	45.79%	17.33%	3.89%	17.61%	-2.16%	-33.71%	26.65%	26.36%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	22.77% (Quarter ended 6/30/2003) Worst Quarter: −26.09% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	26.36%	4.07%	5.63%	5/1/2000
Series NAV	26.42%	4.12%	5.66%	4/29/2005
Russell 2000 Index	26.85%	4.47%	6.33%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Carson Jen. Vice President and Senior Portfolio Manager; managed fund since 2000. Narayan Ramani. Assistant Vice President and Senior Portfolio Manager; managed fund since 2000.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

SMALL CAP OPPORTUNITIES TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses	reimbursement[2]	expenses
Series I	1.00%	0.05%	0.05%	0.07%	1.17%	-0.08%	1.09%

Series NAV	1.00%	0.00%	0.05%	0.07%	1.12%	-0.08%	1.04%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
2The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$111	$355	$628	$1,405

Series NAV	$106	$339	$601	$1,348

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. The fund has two subadvisers: Invesco Advisers, Inc. (“Invesco”) and Dimensional Fund Advisors LP (“Dimensional” or “DFA”). Each subadviser’s investment strategy is described below.

The fund will be rebalanced periodically so that the subadvisers manage the following portions of the fund:

50% Invesco

50% Dimensional

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadviser will vary.

Invesco

Invesco will manage its portion of the fund’s assets (the “Invesco Subadvised Assets”) as follows:

Under normal market conditions, Invesco invests at least 80% of the Invesco Subadvised Assets (plus any borrowings for investment purposes) in equity securities, including convertible securities, of small-capitalization companies. Invesco considers small-capitalization companies to be those companies with market capitalizations, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of February 28, 2011, the capitalization of companies in the Russell 2000 Index range from $5 million to $6.2 billion.

Invesco considers selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase (i.e., the projected price level as stated by an investment analyst) is exceeded or a change in technical outlook indicates poor relative strength.

The Invesco Subadvised Assets may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund’s direct investments, and may include warrants, futures, options, exchange-traded funds (ETFs) and American Depositary Receipts. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. Options and index futures may be used to equitize cash and for other liquidity purposes in special situations.

Invesco attempts to provide potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors or have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace. Under normal conditions, the top 10 holdings may comprise up to 25% of the Invesco Subadvised Assets.

In selecting investments, Invesco utilizes a disciplined portfolio construction process that aligns the fund with the S&P SmallCap 600 Index, which Invesco believes represents the small cap core asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis:
Arrow Pointing Right Fundamental analysis involves building a series of financial models (tools to analyze stock), as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.
Arrow Pointing Right Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
Arrow Pointing Right Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength (the price of stock in comparison to the rest of the market), trading volume characteristics, and trend analysis (using past data to predict future movement of stock) are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

Invesco may invest up to 25% of the Invesco Subadvised Assets in foreign securities. The fund’s investments in foreign securities may include direct investments in foreign currency-denominated securities traded outside of the U.S.

Invesco may invest up to 15% of the Invesco Subadvised Assets in real estate investment trusts (“REITs”).

Dimensional

DFA will manage its portion of the fund’s assets (the “DFA Subadvised Assets”) as follows:

DFA generally will invest the DFA Subadvised Assets in a broad and diverse group of common stocks of small and mid cap companies traded on a U.S. national securities exchange or on the over-the counter market that DFA determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book-to-market ratio”). In assessing value, DFA may consider additional factors, such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria DFA uses for assessing value are subject to change from time to time. As of the date of this Prospectus, DFA considers for investment companies whose market capitalizations are generally smaller than the 500th largest U.S. company. DFA uses a market capitalization weighted approach in weighing portfolio securities. See “Market Capitalization Weighted Approach” below. DFA does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

DFA may sell portfolio securities when the issuer’s market capitalization increases to a level that exceeds that of the issuer with the largest market capitalization that is then eligible for investment by the DFA Subadvised Assets. In addition, DFA may sell portfolio securities when their book-to-market ratios fall below those of the security with the lowest such ratio that is then eligible for purchase by the DFA Subadvised Assets. However, DFA may retain securities of issuers with relatively smaller market capitalizations for longer periods, despite a decrease in the issuers’ book-to-market ratios.

The total market capitalization ranges, and the value criteria used by DFA for the DFA Subadvised Assets, as described above, generally apply at the time of purchase. DFA will not be required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, DFA is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in DFA’s judgment, circumstances warrant their sale.

DFA may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. DFA may enter into futures contracts and options on futures contracts for U.S. equity securities and indices. DFA may also invest in ETFs and similarly structured pooled investments for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity.

Market Capitalization Weighted Approach

The strategy used by DFA in managing the DFA Subadvised Assets involves market capitalization weighting in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by DFA for a variety of factors. DFA may consider such factors as free float, momentum, liquidity management and other factors determined to be appropriate by DFA given market conditions. DFA may deviate from market capitalization weighting to limit or fix the exposure of the DFA Subadvised Assets to a particular issuer to a maximum proportion of the assets of the DFA Subadvised Assets. DFA may exclude the stock of a company that meets applicable market capitalization criteria if DFA determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

The fund’s investment process may, at times, result in a higher than average portfolio turnover rate and increased trading expense.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

25.78%	7.77%	10.45%	-7.66%	-42.13%	33.87%	29.67%

2004	2005	2006	2007	2008	2009	2010

Best Quarter:	26.43% (Quarter ended 6/30/2009) Worst Quarter: −26.09% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	29.67%	0.49%	9.07%	5/5/2003
Series NAV	29.71%	0.53%	9.11%	2/28/2005
Russell 2000 Value Index	24.50%	3.52%	10.43%	5/5/2003
Russell 2000 Index	26.85%	4.47%	10.24%	5/5/2003

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Dimensional Fund Advisors LP	Stephen A. Clark. Vice President and Senior Portfolio Manager; managed fund since 2008.
Invesco Advisers, Inc.	Juliet Ellis. Lead Portfolio Manager; managed fund since 2008. Juan Hartsfield. Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

SMALL CAP VALUE TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	1.06%	0.05%	0.04%	0.19%	1.34%

Series NAV	1.06%	0.00%	0.04%	0.19%	1.29%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$136	$425	$734	$1,613

Series NAV	$131	$409	$708	$1,556

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. For the purposes of the fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($6.2 billion as of February 28, 2011) or the S&P SmallCap 600 Index ($3.7 billion as of February 28, 2011).

The fund invests primarily in a diversified mix of common stocks of U.S. small-cap companies. The subadviser employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify stocks the subadviser believes have distinct value characteristics based on industry-specific valuation criteria. The subadviser focuses on high quality companies with a proven record of above-average rates of profitability that sell at a discount relative to the overall small-cap market.

Fundamental research is then used to identify those companies demonstrating one or more of the following characteristics:

•	Sustainable competitive advantages within a market niche;

•	Strong profitability and free cash flows;
•	Strong market share positions and trends;
•	Quality of and share ownership by management; and
•	Financial structures that are more conservative than the relevant industry average.

The fund’s sector exposures are broadly diversified, but are primarily a result of stock selection and may, therefore, vary significantly from its benchmark. The fund may invest up to 15% of its total assets in foreign securities (with no more than 5% in emerging market securities).

Except as otherwise stated under “Additional Information about the Funds — Temporary Defensive Investing,” the fund normally has 10% or less (usually lower) of its total assets invested in cash and cash equivalents.

The fund may invest in IPOs. The fund may also purchase each of the following types of securities: REITs or other real estate-related equity securities, U.S. dollar-denominated foreign securities and certain ETFs, closed-end fund and business development companies. For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception of the fund, performance shown for each share class is the actual performance of the sole share class of the fund’s predecessor fund. This pre-inception performance for each of the Series I and Series II share classes has not been adjusted to reflect the Rule 12b−1 fees of that class and would be lower if it did. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

19.10%	-6.43%	37.97%	25.45%	9.21%	19.26%	-2.93%	-26.08%	28.65%	26.04%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	20.57% (Quarter ended 9/30/2009) Worst Quarter: −23.31% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	26.04%	6.77%	11.32%	4/29/2005
Series NAV	26.15%	6.83%	11.35%	4/29/2005
Russell 2000 Value Index	24.50%	3.52%	8.42%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management Company, LLP	Timothy J. McCormack, CFA. Senior Vice President and Equity Portfolio Manager; managed fund since 2002. Shaun F. Pedersen. Senior Vice President and Equity Portfolio Manager; managed fund since 2004.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

SMALL COMPANY VALUE TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	1.03%	0.05%	0.05%	0.21%	1.34%

Series NAV	1.03%	0.00%	0.05%	0.21%	1.29%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$136	$425	$734	$1,613

Series NAV	$131	$409	$708	$1,556

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index ($5 million to $6.2 billion as of February 28, 2011). The fund invests in small companies whose common stocks are believed to be undervalued. The market capitalization of the companies in the fund’s portfolio and the Russell 2000 Index changes over time, and the fund will not sell a stock just because the company has grown to a market capitalization outside the range. The fund may, on occasion, purchase companies with a market capitalization above the range.

Reflecting a value approach to investing, the fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. The subadviser’s in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, they generally look for some of the following factors:

•	Low price/earnings, price/book value or price/cash flow ratios relative to the S&P 500, the company’s peers or its own historic norm;

•	Low stock price relative to a company’s underlying asset values;
•	Above-average dividend yield relative to a company’s peers or its own historic norm;
•	A plan to improve the business through restructuring; and/or
•	A sound balance sheet and other positive financial characteristics.

While most assets will be invested in U.S. common stocks, the fund may purchase other securities, including foreign securities (up to 20% of its total net assets), futures, and options. The fund may invest in fixed-income and convertible securities without regard to quality or rating, including up to 10% of total assets in non-investment-grade fixed-income securities (“junk bonds”). The fund’s fixed-income investments may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments in bank loans will be made only in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed-income securities will not affect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivatives which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The fund may also invest in options and enter into futures contracts.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in futures contracts and options.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

6.54%	-5.93%	33.67%	25.31%	6.93%	15.42%	-1.20%	-27.05%	27.69%	21.36%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	20.80% (Quarter ended 6/30/2009) Worst Quarter: −25.40% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	21.36%	5.21%	8.75%	10/1/1997
Series NAV	21.39%	5.27%	8.79%	2/28/2005
Russell 2000 Value Index	24.50%	3.52%	8.42%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

T. Rowe Price Associates, Inc.	Preston G. Athey. Vice President; managed fund since 2001.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

SMALLER COMPANY GROWTH TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total		Net
		Distribution		fund	Contractual	fund
	Management	and service (12b-1)	Other	operating	expense	operating
Share Class	fee	fees	Expenses	expenses	reimbursement[1]	expenses
Series I	1.06%	0.05%	0.05%	1.16%	-0.12%	1.04%

Series NAV	1.06%	0.00%	0.05%	1.11%	-0.12%	0.99%

1The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$106	$344	$614	$1,386

Series NAV	$101	$328	$587	$1,329

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategies

The fund employs a multi-manager approach with three subadvisers, each of which employs its own investment approach and independently manages its portion of the fund. The Adviser may change the allocation of fund assets among the subadvisers at any time.

Under normal circumstances, the fund invests at least 80% of its assets in small cap equity securities.

The fund currently defines small cap equity securities as equity securities of companies with market capitalizations not exceeding $5.5 billion at the time of purchase. (The fund is not required to sell a security that has appreciated or depreciated outside this stated market capitalization range.) While the fund’s investments will generally consist of U.S.-traded securities, including American Depositary Receipts (“ADRs”), the fund may also invest in foreign securities and have exposure to foreign securities. The fund may also invest in IPOs.

The fund may buy or sell derivatives (such as index futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk. The fund may invest in exchange-traded funds (ETFs).

The portion of the fund managed by John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“John Hancock Asset Management (North America)”) will generally be invested in (a) common stocks included in the MSCI U.S. Small Cap Growth Index; and (b) securities which may or may not be included in the MSCI U.S. Small Cap Growth Index that John Hancock Asset Management (North America) believes as a group will behave in a manner similar to the index. As of February 28, 2011, the market capitalizations of companies included in the MSCI U.S. Small Cap Growth Index range from approximately $62 million to $7.1 billion.

The fund’s investment process may, at times, result in a higher-than-average portfolio turnover rate, which increases trading expenses and could lower performance.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series NAV:

34.78%	25.12%

2009	2010

Best Quarter:	19.96% (Quarter ended 6/30/2009) Worst Quarter: −10.76% (Quarter ended 6/30/2010)

Average Annual Total Returns for period ended 12/31/2010

	One	Since	Date of
	Year	Inception	Inception

Series I	25.04%	17.37%	11/13/2009
Series NAV	25.12%	17.40%	10/6/2008
Russell 2000 Growth Index	29.09%	18.59%	10/6/2008

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Frontier Capital Management Company, LLC	Michael A. Cavarretta. Portfolio Manager; managed fund since 2008. Peter G. Kuechle. Portfolio Manager; managed fund since 2010.
Perimeter Capital Management	Mark D. Garfinkel, CFA. Portfolio Manager; managed fund since 2008. James N. Behre. Portfolio Manager; managed fund since 2008.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Carson Jen. Vice President and Senior Portfolio Manager; managed fund since 2008. Narayan Ramani. Assistant Vice President and Senior Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

STRATEGIC INCOME OPPORTUNITIES TRUST

Investment Objective

To seek a high level of current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee[1]	fees	Expenses	expenses[2]	expenses
Series I	0.67%	0.05%	0.09%	0.05%	0.86%

Series NAV	0.67%	0.00%	0.09%	0.05%	0.81%

1The management fee has been restated to reflect contractual changes to the Advisory Agreement.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$88	$274	$477	$1,061

Series NAV	$83	$259	$450	$1,002

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in the following types of securities: foreign government and corporate debt securities from developed and emerging markets, U.S. government and agency securities, and domestic high-yield bonds.

The fund may also invest in preferred stock and other types of debt securities.

Although the fund may invest up to 10% of its net assets in securities rated at the time of purchase as low as D (in default) by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) (or their unrated equivalents), it seeks to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund’s average maturity.

In managing the fund, the subadviser allocates assets among the three major types of securities based on analysis of economic factors, such as projected international interest rate movements, industry cycles and political trends. However, the subadviser may invest up to 100% of the fund’s total assets in any one sector. Within each type of security, the subadviser looks for investments that are appropriate for the overall fund in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including restricted or illiquid securities and derivatives, which include futures contracts on securities, indices and foreign currency; options on futures contracts, securities, indices and foreign currency; interest rate, foreign currency and credit default swaps; and foreign currency forward contracts, in each case, for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns. In addition, the fund may invest up to 10% of its net assets in domestic or foreign stocks.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund.the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

2.13%	4.13%	5.87%	-8.61%	26.66%	15.89%

2005	2006	2007	2008	2009	2010

Best Quarter:	9.61% (Quarter ended 6/30/2009) Worst Quarter: −6.39% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	15.89%	8.14%	7.76%	5/3/2004
Series NAV	15.90%	8.17%	7.79%	4/29/2005
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.37%	5/3/2004

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Daniel S. Janis III. Vice President; managed fund since 2004.
John F. Iles. Vice President; managed fund since 2005.
Barry H. Evans. President: managed fund since 2004.
Thomas C. Goggins. Senior Portfolio Manager; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

TOTAL BOND MARKET TRUST B

Investment Objective

To seek to track the performance of the Barclays Capital U.S. Aggregate Bond Index (the “Barclays Index”) (which represents the U.S. investment grade bond market).

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total		Net
		Distribution		fund	Contractual	fund
	Management	and service (12b-1)	Other	operating	expense	operating
Share Class	fee	fees	Expenses	expenses	reimbursement[1]	expenses
Series NAV	0.47%	0.00%	0.05%	0.52%	-0.27%	0.25%

1JHVIT sells shares of the fund only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company (U.S.A.) and its affiliates. As reflected in the table, the fund is subject to an expense cap pursuant to an agreement between JHVIT and the Adviser as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund’s annual operating expenses do not exceed its “Net Operating Expenses” as shown in the table above. A fund’s “Total Operating Expenses” includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the Fund not incurred in the ordinary course of the fund’s business. Under the agreement, the Adviser’s obligation to provide the expense cap will remain in effect until April 30, 2012 and will terminate after that date only if JHVIT, without the prior written consent of the Adviser, sells shares of the fund to (or has shares of the fund held by) any person other than the separate accounts and other persons specified in the agreement.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series NAV	$26	$139	$264	$627

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities listed in the Barclays Index.

The fund is an index fund, which differs from actively managed funds. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. The fund is a passively managed fund that seeks to mirror the performance of its target index, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The fund attempts to match the performance of the Barclays Index by holding a representative sample of the securities that comprise the Barclays Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly.

The fund is an intermediate term bond fund of high and medium credit quality that seek to track the performance of the Barclays Index, which broadly represents the U.S. investment grade bond market.

The subadviser employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Barclays Index.

The Barclays Index consists of dollar-denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million, including:

•	U.S. Treasury and agency securities;
•	Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage- backed securities (“CMBS”) and collateralized mortgage offerings (“CMOs”);
•	Corporate bonds, both U.S. and foreign (if dollar-denominated); and
•	Foreign government and agency securities (if dollar-denominated).

The subadviser selects securities to match, as closely as practicable, the Barclays Index’s duration, cash flow, sector, credit quality, callability and other key performance characteristics.

The Barclays Index composition may change from time to time. The subadviser will reflect those changes as soon as practicable.

The fund may purchase other types of securities that are not primary investment vehicles. These would include, for example, certain derivatives (investments whose value is based on indexes or other securities) such as futures contracts, interest-rate swaps and options.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” such as futures contracts, interest-rate swaps and options.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

TBA mortgage contracts  TBA mortgage contracts involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund’s predecessor fund. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series NAV:

7.76%	9.95%	3.60%	4.05%	2.39%	4.07%	7.13%	5.79%	6.29%	6.50%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	4.81% (Quarter ended 9/30/2002) Worst Quarter: −2.52% (Quarter ended 6/30/2004)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAV	6.50%	5.95%	5.73%	4/29/2005
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Declaration Management & Research LLC	Peter Farley, CFA. Senior Vice President; managed fund since 2005. Joshua Kuhnert, CFA. Vice President; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

TOTAL RETURN TRUST

Investment Objective

To seek maximum total return, consistent with preservation of capital and prudent investment management.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.68%	0.05%	0.04%	0.77%

Series NAV	0.68%	0.00%	0.04%	0.72%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$79	$246	$428	$954

Series NAV	$74	$230	$401	$894

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 545% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 65% of its net assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

•	securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and foreign issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;

•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund invests primarily in investment-grade securities, but may invest up to 10% of its net assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may also invest up to 30% of its net assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign-currency denominated securities or currencies) to 20% of its net assets. The fund may invest up to 15% of its net assets in securities and instruments that are economically tied to emerging market countries.

The fund may invest up to 10% of its net assets in preferred stocks.

The average portfolio duration of the fund normally varies within two years (plus or minus) of the duration of the benchmark index.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security, including short sales “against the box.”

The fund may:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Inverse floating rate securities  Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

8.28%	9.52%	5.02%	4.96%	2.40%	3.67%	8.57%	2.69%	13.59%	7.72%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	6.43% (Quarter ended 9/30/2001) Worst Quarter: −3.56% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	7.72%	7.18%	6.59%	5/1/1999
Series NAV	7.81%	7.22%	6.62%	2/28/2005
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Pacific Investment Management Company LLC	William H. Gross, CFA. Founder and Managing Director; managed fund since 1999.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

TOTAL STOCK MARKET INDEX TRUST

Investment Objective

Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.49%	0.05%	0.03%	0.57%

Series NAV	0.49%	0.00%	0.03%	0.52%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$58	$183	$318	$714

Series NAV	$53	$167	$291	$653

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Wilshire 5000 Total Market Index and (b) securities (which may or may not be included in the Wilshire 5000 Total Market Index) that the subadviser believes as a group will behave in a manner similar to the index. As of February 28, 2011, the market capitalizations of companies included in the Wilshire 5000 Total Market Index ranged from less than $1 million to $431 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the Wilshire 5000 Total Market Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

-11.41%	-21.29%	30.54%	11.74%	5.69%	15.29%	5.18%	-37.20%	28.87%	17.20%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	16.64% (Quarter ended 6/30/2009) Worst Quarter: −22.82% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	17.20%	2.84%	2.14%	5/1/2000
Series NAV	17.26%	2.88%	2.18%	4/29/2005
Wilshire 5000 Total Market Index	17.16%	2.90%	2.50%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Carson Jen. Vice President and Senior Portfolio Manager; managed fund since 2000. Narayan Ramani. Assistant Vice President and Senior Portfolio Manager; managed fund since 2000.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

ULTRA SHORT TERM BOND TRUST

Investment Objective

The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I1	0.55%	0.05%	0.08%	0.68%

Series NAV[1]	0.55%	0.00%	0.08%	0.63%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2010, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$69	$218	$379	$847

Series NAV	$64	$202	$351	$786

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the fund invests at least 80% of its net assets in a diversified portfolio of domestic, investment grade, debt securities. Debt securities may be issued by governments, companies or special purpose entities and may include notes, discount notes, bonds, debentures, commercial paper, repurchase agreements, mortgage-backed and other asset-backed securities and assignments, participations and other interests in bank loans. The fund may also invest in cash and cash equivalents.

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s Corporation (“S&P”), Fitch Investors Service, Inc. (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”), or are unrated securities determined by the subadviser to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by S&P and Fitch or as Aaa, Aa, A or Baa by Moody’s.

The fund may invest up to 20% of its net assets in securities that are rated BBB by S&P or Fitch or Baa by Moody’s or unrated securities determined by the subadviser to be of comparable quality. The fund may invest up to 20% of its net assets in foreign debt securities including up to 5% of its nets assets in foreign debt securities that are denominated in a foreign currency.

Under normal circumstances, the fund’s dollar weighted average maturity will be two years or less and its duration will be one year or less. Up to 15% of the fund’s net assets may be invested in securities with maturities greater than three years.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use various hedging, derivatives and other strategic transactions described under “Additional Information about the Funds’ Principal Risks – Hedging, derivatives and other strategic transactions risk.’’

The fund may invest in derivatives, including futures, currency forwards, options, swap contracts and other derivative instruments. The fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

Principal Risks of Investing in the Fund
The fund is not a money market fund. The fund’s value will fluctuate and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund.the use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, liquidity risk and the risks of being a lender.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Howard C. Greene. Senior Vice President; managed fund since 2010. Jeffrey N. Given. Vice President; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

UTILITIES TRUST

Investment Objective

To seek capital growth and current income (income above that available from the fund invested entirely in equity securities).

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.83%	0.05%	0.07%	0.95%

Series NAV	0.83%	0.00%	0.07%	0.90%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$97	$303	$525	$1,166

Series NAV	$92	$287	$498	$1,108

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of companies in the utilities industry. The subadviser considers a company to be in the utilities industry if, at the time of investment, the subadviser determines that a substantial portion (i.e., at least 50%) of the company’s assets or revenues are derived from one or more utilities.

Companies in the utilities industry include: (i) companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and (ii) companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not engaged in public broadcasting).

The fund primarily invests in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, but may also invest in corporate bonds and other debt instruments. The subadviser primarily invests the fund’s investments in debt instruments in investment grade debt instruments, but may invest up to 20% of the fund’s net assets in lower rated debt instruments (commonly known as “junk bonds”). The fund may invest in companies of any size.

The subadviser uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and/or instruments in light of issuers’ current financial conditions and market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the valuation, price and earnings momentum, earnings quality, and other factors of the issuer of an equity security or the structure of a debt instrument may also be considered.

The subadviser may invest the fund’s assets in U.S. and foreign securities. The fund may invest up to 40% of its net assets in foreign securities (including emerging markets securities, Brady bonds and depositary receipts).

The fund may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

While the fund may use derivatives for any investment purpose, to the extent the subadviser uses derivatives, the subadviser expects to use derivatives primarily to increase or decrease currency exposure.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Utilities risk  The fund’s performance will be closely tied to the performance of utilities issuers and, as a result, can be more volatile than the performance of more broadly-diversified funds. The price of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

-23.46%	34.53%	29.42%	16.82%	31.00%	27.40%	-38.64%	33.64%	14.03%

2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	21.12% (Quarter ended 6/30/2009) Worst Quarter: −24.50% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	14.03%	9.31%	6.36%	4/30/2001
Series NAV	14.00%	9.36%	6.37%	4/29/2005
S&P 500 Index	15.06%	2.29%	2.00%	4/30/2001
S&P Utilities Sector Index	5.46%	3.90%	0.98%	4/30/2001

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Massachusetts Financial Services Company	Robert D. Persons. Investment Officer; managed fund since 2005. Maura A. Shaughnessy. Investment Officer; managed fund since 2001.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

VALUE TRUST

Investment Objective

To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.74%	0.05%	0.04%	0.83%

Series NAV	0.74%	0.00%	0.04%	0.78%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$85	$265	$460	$1,025

Series NAV	$80	$249	$433	$966

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell Midcap Index ($221 million to $22.3 billion as of February 28, 2011).

The fund invests at least 65% of its total assets in equity securities. These primarily include common stocks but may also include preferred stocks, convertible securities, rights, warrants and ADRs. The fund may invest without limit in ADRs and may invest up to 20% of its total assets in foreign equities (investments in ADRs are not foreign securities for the purposes of this limit and the fund may invest without limitation in ADRs). The fund may invest up to 15% of its net assets in REITs.

The subadviser’s approach is to select equity securities which are believed to be undervalued relative to the stock market in general as measured by the Russell Midcap Value Index. Generally, medium market capitalization companies will consist primarily of those that the subadviser believes are selling below their intrinsic value and offer the opportunity for growth of capital. The fund emphasizes a “value” style of investing focusing on those companies with strong fundamentals, consistent track records, growth prospects, and attractive valuations. The subadviser may favor securities of companies that are in undervalued industries. The subadviser may purchase stocks that do not pay dividends. The subadviser may also invest the fund’s assets in companies with smaller or larger market capitalizations.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b−1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b−1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Returns for Series I:

3.42%	-22.80%	38.76%	15.18%	12.56%	21.05%	8.22%	-40.87%	41.18%	22.22%

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter:	23.67% (Quarter ended 9/30/2009) Worst Quarter: −27.95% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2010

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	22.22%	5.97%	6.74%	1/1/1997
Series NAV	22.31%	6.01%	6.76%	4/29/2005
Russell MidCap Value Index	24.75%	4.08%	8.07%

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Invesco Advisers, Inc.	Thomas Copper. Co-Lead Portfolio Manager; managed fund since 2005. John Mazanec. Co-Lead Portfolio Manager; managed fund since 2008. Sergio Marcheli. Portfolio Manager; managed fund since 1997.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 275 of the Prospectus.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Taxes

For federal income tax purposes, each of the funds is treated as a separate entity, intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to meet the diversification requirements that are applicable to mutual funds that serve as underlying investments for insurance company separate accounts. A fund that qualifies as a regulated investment company will not be subject to U.S. federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year (provided that it distributes at least 90% of its net investment income and net tax exempt interest income for the taxable year). Insurance company separate accounts, the principal shareholders of the funds, generally do not pay tax on dividends and capital gain distributions from the funds.

Because shares of the funds may be purchased only through variable insurance contracts and qualified plans, it is expected that any dividends or capital gains distributions made by the funds will be exempt from current federal taxation if left to accumulate within the variable contract or qualified plan. Holders of variable insurance contracts should consult the prospectuses of their respective contracts for information on the federal income tax consequences to such holders.

Variable contract owners should consult with their own tax advisors as to the tax consequences of investments in the funds, including the application of state and local taxes.

More information about taxes is located in the SAI under the heading “Additional Information Concerning Taxes.”

Compensation of Financial Intermediaries

The funds are not sold directly to the general public but instead are offered as underlying investment options for variable insurance contracts. The distributors of these contracts, the insurance companies that issue the contracts and their related companies may pay compensation to broker-dealers and other intermediaries for distribution and other services and may enter into revenue sharing arrangements with certain intermediaries. The source of funds for these payments to intermediaries may be the fees paid by the funds under their agreements with insurance and related companies for management, distribution and other services. Payments by insurance and related companies to intermediaries may create a conflict of interest by influencing them and their salespersons to recommend such contracts over other investments. Ask your salesperson or visit your financial intermediary’s Web site for more information. In addition, payments by the funds to insurance and related companies may be a factor that an insurance company considers in including the funds as underlying investment options in variable insurance contracts. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Temporary Defensive Investing (applicable to all funds except Money Market Trust and Money Market Trust B)

During unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, a fund generally may invest all or a portion of its assets in cash and securities that are highly liquid, including: (a) high quality money market instruments, such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents; and (b) money market funds. In the case of funds investing extensively in foreign securities, these investments may be denominated in either U.S. dollars or foreign currencies and may include debt of foreign corporations, governments and supranational organizations. To the extent a fund is in a defensive position, its ability to achieve its investment objective will be limited.

OTHER PERMITTED INVESTMENTS BY THE FUNDS OF FUNDS+

A fund of funds may directly:

•	Purchase U.S. government securities and short-term paper.
•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the 1940 Act).
•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the adviser to the fund, including ETFs.
•	Invest in domestic and foreign equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.
•	Invest in domestic and foreign fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.
•	Purchase securities of registered closed-end investment companies.

•	Invest up to 15% of its net assets in illiquid securities of entities such as limited partnerships and other pooled investment vehicles, such as hedge funds.
•	Make short sales of securities (borrow and sell securities not owned by the fund with the prior approval of the adviser’s Complex Securities Committee), either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.
•	Invest in qualified publicly traded partnerships, including qualified publicly traded partnerships that invest principally in commodities or commodities-linked derivatives (with the prior approval of the adviser’s Complex Securities Committee).

A fund of funds may use various investment strategies such as hedging and other related transactions. For example, a fund of funds may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the fund. In addition, these strategies may be used to gain exposure to a particular security or securities market. A fund of funds also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging and Other Strategic Transactions Risk” in the Statement of Additional Information (SAI).

*Because of uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments and certain other instruments would constitute “qualifying income” to a regulated investment company, a fund of funds is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Adviser’s Complex Securities Committee. See “Additional Information Concerning Taxes” in the SAI.

+The Funds of Funds are:

Each Lifestyle Trust

American Fundamental Holdings Trust

American Global Diversification Trust

Core Diversified Growth & Income Trust

Core Strategy Trust

Franklin Templeton Founding Allocation Trust

(Collectively the “Funds of Funds”)

ADDITIONAL INFORMATION ABOUT THE FUNDS OF FUNDS’
PRINCIPAL RISKS

The principal risks of investing in each fund of fund are summarized in the description of that fund above. These risks are more fully described below. The risks are described in alphabetical order and not in order of importance. JHVIT’s Statement of Additional Information (the “SAI”) dated the same date as this prospectus contains further details about these risks as well as information about additional risks.

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue the fund’s objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Commodity risk

Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange traded funds risk (“ETFs”)

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees, which increase their costs.

Fund of funds risk

A fund’s ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the fund’s objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds’ ability to meet their investment objectives. There can be no assurance that either the fund or the Underlying Funds will achieve their investment objectives. A fund is subject to the same risks as the Underlying Funds in which it invests. Each fund invests in Underlying Funds that invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent that a fund invests in these securities directly or engages in hedging and other strategic transactions, the fund will be subject to the same risks. As a fund’s asset mix becomes more conservative, the fund becomes more susceptible to risks associated with fixed-income securities.

Investment company securities risk

A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL RISKS

The principal risks of investing in each fund are summarized in the description of that fund above. These risks are more fully described below. The risks are described in alphabetical order and not in order of importance. The funds’ Statement of Additional Information dated the same date as this prospectus (the “SAI”) contains further details about these risks as well as information about additional risks.

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The Dodd-Frank Wall Street Reform and Customer Protection Act includes a number of statutory provisions, rulemaking directives and required studies that could directly or indirectly impact the funds through: (i) provisions impacting the regulatory framework; (ii) provisions impacting the funds as investors; (iii) enhancements to the enforcement authority of the Securities and Exchange Commission; (iv) risk regulation of “systematically important” financial institutions; and (v) mandated studies that may have further effects on the funds. Such legislation may impact the funds in ways that are unforeseeable. Such legislation or regulation could limit or preclude a fund’s ability to achieve its investment objective.

Governments or their agencies may acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a fund’s portfolio holdings. Furthermore, volatile financial markets can expose a fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

Active management risk

A fund that relies on its manager’s ability to pursue the fund’s goal is subject to management risk. The manager will apply investment techniques and risk analyses in making investment decisions for a fund and there can be no guarantee that these will produce the desired results. A fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Asset allocation risk

Although asset allocation among different asset categories generally limits risk and exposure to any one category, the risk remains that the sub-adviser may favor an asset category that performs poorly relative to the other asset categories. To the extent that alternative asset categories underperform the general stock market, the fund would perform poorly relative to a fund invested primarily in the general stock market.

Changing distribution levels risk

The amount of the distributions paid by a fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds. A fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the fund receives from its investments decline.

Convertible securities risk

Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, convertible securities generally entail less risk than its common stock.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see “Hedging, derivatives and other strategic transactions risk”), or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated “Ba” or lower by Moody’s or “BB” or lower by Standard & Poor’s (S&P), or “determined” by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative, and they are more susceptible to real or perceived adverse economic and competitive industry conditions, and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Economic and market events risk

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. Government’s placement of Fannie Mae and Freddie Mac under conservatorship (see “Investment Policies — U.S. Government and Government Agency Obligations — U.S. Instrumentality Obligations”), the bankruptcy filings of Lehman Brothers, Chrysler and General Motors, the sale of Merrill Lynch to Bank of America, the U.S. Government’s support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, and emergency measures by the U.S. and foreign governments banning short-selling. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.

In addition to the unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the funds.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality or “blue chip” equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

Value investing risk.  Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth investing risk.  Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Exchange traded funds (“ETFs”) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risks: (a) interest-rate risk and (b) credit quality risk.

Interest-rate risk.  Fixed-income securities, including those backed by the U.S. Treasury or the full faith and credit of the U.S. government, are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.

Credit quality risk.  Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower-rated fixed-income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest-rating category and lower-rated fixed-income securities is set forth below.

Investment-grade fixed-income securities in the lowest-rating category risk.  Investment-grade fixed-income securities in the lowest-rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Lower-rated fixed-income securities risk and high-yield securities risk.  Lower-rated fixed-income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s, and “BB” and below by S&P) (also called “junk bonds”). The general risks of investing in these securities are as follows:

•	Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

•	Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
•	Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
•	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit-rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher-rated securities.

Additional risks regarding lower-rated corporate fixed-income securities.  Lower-rated corporate fixed-income securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate fixed-income securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower-rated foreign government fixed-income securities.  Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal.  Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include the suspension of the ability to transfer currency or assets from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging markets risk.  Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk.  Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize derivatives, hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest rate risk and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange-traded funds). Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used to efficiently adjust the exposure of a fund to various securities, markets and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

A detailed discussion of various hedging and other strategic transactions appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions, it will be subject to the same risks.

High portfolio turnover risk

A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by a fund. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Hybrid instrument risk

The risks of investing in hybrid instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a hybrid instrument may include significant risks not associated with a similar investment in a traditional debt instrument. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmark for the hybrid instrument or the prices of underlying assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Hybrid instruments may bear interest or pay preferred dividends at below-market (or even relatively nominal) rates. Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities.

Index management risk

Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk

When a fund’s investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that industry or sector.

Banking Risk.  Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Financial Services Industry Risk.  A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Insurance companies are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies’ profits may also be adversely affected by increased government regulations or tax law changes.

Health Sciences Risk.  Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company’s market value or share price.

Insurance Risk.  Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk” bond holdings) and failures of reinsurance carriers.

Other Financial Services Companies Risk.  Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Telecommunications Risk.  Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

Technology Related Risk.  A fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseasoned company described under “Medium and smaller company risk.”

Utilities Risk.  Issuers in the utilities sector are subject to many risks, including the following: increases in fuel and other operating costs; restrictions on operations; increased costs and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval for rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity and pricing pressures; and the negative impact of regulation. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

Initial public offerings (IPOs) risk

Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs.

In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Investment company securities risk

A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.

Issuer risk

An issuer of a security purchased by a fund may perform poorly and, therefore, the value of its stocks and bonds may decline and the issuer may default on its obligations. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Large company risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.

Loan participations risk

A fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by a fund to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy or any other reason, would adversely affect the income of the fund and would likely reduce the value of its assets. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to protect a fund against losses in value or a decline in income in the event of a borrower’s non-payment of principal or interest, and in the event of a bankruptcy of a borrower, the fund could experience delays or limitations in its ability to realize the benefits of any collateral securing the loan. Furthermore, the value of any such collateral may decline and may be difficult to liquidate. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, and in the case of a loan participation, the intermediary. A fund may have limited rights to enforce the terms of an underlying loan.

Lower-rated fixed-income securities risk

Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to the same risks as other fixed-income securities but have greater credit quality risk and may be considered speculative. In addition, lower-rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations.

Mortgage-backed and asset-backed securities risk

Mortgage-backed securities.  Mortgage-backed securities represent participating interests in pools of residential mortgage loans, which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments, and not to the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the fund and not to the purchase of shares of the fund.

Mortgage-backed securities are issued by lenders, such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities, which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed-income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property, or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment, which may result in a loss to the fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates, prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect, which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much, due to their prepayment feature.

Collateralized mortgage obligations.  A fund may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-backed securities.  Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Non-diversified risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers, which may result in greater susceptibility to associated risks. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

Real estate securities risk

Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include:

•	Declines in the value of real estate;
•	Risks related to general and local economic conditions;
•	Possible lack of availability of mortgage funds;
•	Overbuilding;
•	Extended vacancies of properties;
•	Increased competition;
•	Increases in property taxes and operating expenses;
•	Changes in zoning laws;
•	Losses due to costs resulting from the clean-up of environmental problems;
•	Liability to third parties for damages resulting from environmental problems;
•	Casualty or condemnation losses;
•	Limitations on rents;
•	Changes in neighborhood values and the appeal of properties to tenants; and
•	Changes in interest rates.

Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.

Securities of companies in the real estate industry include equity real estate investment trusts (“REIT“s) and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITS, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code, as amended, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements, than securities of larger issuers.

Short sales risk

Certain funds may make short sales of securities. This means a fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A fund generally borrows the security to deliver to the buyer in a short sale. The fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security. A fund may also make short sales “against the box.” In a short sale against the box, at the time of sale, the fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a fund closes its short position or replaces a borrowed security, a fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

Utilities risk

Issuers in the utilities sector are subject to many risks including: increases in fuel and other operating costs; increased costs and delays as a result of environmental and safety regulations; difficulty in obtaining approval of rate increases; the negative impact of regulation; the potential impact of natural and man-made disaster; and technological innovations that may render existing plants, equipment or products obsolete. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

ADDITIONAL INFORMATION ABOUT THE FUNDS’
PRINCIPAL INVESTMENT POLICIES (INCLUDING EACH FUND OF FUNDS)

Subject to certain restrictions and except as noted below, a fund may use the following investment strategies and purchase the following types of securities.

Foreign Repurchase Agreements

A fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

Illiquid Securities

A fund is precluded from investing in excess of 15% of its net assets (or 10% in the case of the Money Market Fund) in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.

Indexed/Structured Securities

Funds may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. A fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Lending of Fund Securities

A fund may lend its securities so long as such loans do not represent more than 33 1/3% of the fund’s total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Loan Participations

The funds may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. If a fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

Mortgage Dollar Rolls

The funds may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

At the time a fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

The funds may only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

Repurchase Agreements

The funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The fund’s risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements

The funds may enter into “reverse” repurchase agreements. Under a reverse repurchase agreement, a fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The funds will maintain liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

U.S. Government Securities

The funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include Fannie Mae, FHLBs and Freddie Mac. See “Credit and counterparty risk” for additional information on Fannie Mae and Freddie Mac securities.

Warrants

The funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

When-Issued/Delayed-Delivery/Forward Commitment Securities

A fund may purchase or sell debt or equity securities on a “when-issued,” delayed-delivery or “forward commitment” basis. These terms mean that the fund will purchase or sell securities at a future date beyond customary settlement (typically trade date plus 30 days or longer) at a stated price and/or yield. At the time delivery is made, the value of when-issued, delayed-delivery or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher or lower than those obtained in the transaction.

These investment strategies and securities are described further in the SAI.

ADDITIONAL INFORMATION ABOUT EACH JHVIT FEEDER FUND’S AND EACH
AMERICAN FUNDS MASTER FUND’S INVESTMENTS

Master-Feeder Structure

Each of the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust (the “JHVIT Feeder Funds”), operates as a “feeder fund.” A “feeder fund” is a fund that does not buy investment securities directly; instead, each invests in a “master fund” which in turn purchases investment securities. Each JHVIT Feeder Fund has the same investment objective and limitations as its master fund. Each master fund is a series of American Funds Insurance Series (“American Funds Master Funds”). Each JHVIT Feeder Fund’s master fund is listed below:

JHVIT Feeder Fund	American Funds Master Fund
American Asset Allocation Trust	Asset Allocation Fund (Class 1 shares)
American Blue Chip Income and Growth Trust	Blue Chip Income and Growth Fund (Class 1 shares)
American Bond Trust	Bond Fund (Class 1 shares)
American Global Growth Trust	Global Growth Fund (Class 1 shares)
American Global Small Capitalization Trust	Global Small Capitalization Fund (Class 1 shares)
American Growth Trust	Growth Fund (Class 1 shares)
American Growth-Income Trust	Growth-Income Fund (Class 1 shares)
American High-Income Bond Trust	High-Income Bond Fund (Class 1 shares)
American International Trust	International Fund (Class 1 shares)
American New World Trust	New World Fund (Class 1 shares)

Each master fund may have other shareholders, each of which will pay its proportionate share of the master fund’s expenses. A large shareholder of a master fund could have more voting power than a JHVIT feeder fund on matters of a master fund submitted to shareholder vote. In addition, a large redemption by another shareholder of the master fund may increase the proportionate share of the costs of the master fund borne by the remaining shareholders of the master fund, including a JHVIT Feeder Fund.

Each JHVIT Feeder Fund has the right to withdraw its entire investment from its corresponding master fund without shareholder approval if the Board determines that it is in the best interest of the JHVIT Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action should be taken with respect to the JHVIT Feeder fund which may include: (a) investing all of the assets of the JHVIT Feeder Fund in another master fund; (b) electing to have another adviser manage the assets directly (either as an adviser to the JHVIT Feeder Fund or as a subadviser to the JHVIT Feeder Fund with John Hancock Investment Management Services, LLC as the adviser); or (c) taking other appropriate action. A withdrawal by a JHVIT Feeder Fund of its investment in the corresponding master fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the JHVIT Feeder Fund. Should such a distribution occur, the JHVIT Feeder Fund could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a JHVIT Feeder Fund could result in a less diversified portfolio of investments and could affect adversely the liquidity of the JHVIT Feeder Fund.

Because each JHVIT Feeder Fund invests substantially all of its assets in a master fund, the JHVIT Feeder Fund will bear the fees and expenses of both the JHVIT Feeder Fund and the master fund. Therefore, JHVIT Feeder Fund fees and expenses may be higher than those of a fund that invests directly in securities.

The prospectus for the master fund is delivered together with this Prospectus.

Additional Investment Policies
Additional investment policies of the master funds are set forth in the statement of additional information of the master funds which is available upon request.

Advisory Arrangements

Because the JHVIT Feeder Funds invest solely in corresponding master funds, they do not have an investment adviser. See the master funds’ prospectus for a description of the master funds’ advisory arrangements.

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to each American Funds Master Fund and to other mutual funds, including the American Funds. CRMC, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, California 90071. CRMC manages the investment portfolio and business affairs of each American Funds Master Fund.

MANAGEMENT

Trustees

JHVIT is managed under the direction of its Trustees. The Board oversees the business activities of the funds and retains the services of the various firms that carry out the operations of the funds. The Board may change the investment objective and strategy of a fund without shareholder approval.

Investment Management

John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser to JHVIT and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser is a Delaware limited liability company with its principal offices located at 601 Congress Street, Boston, Massachusetts 02210. Its ultimate controlling parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and principally as “John Hancock” in the United States.

The Adviser administers the business and affairs of JHVIT and, except in the case of the JHVIT Feeder Funds, selects, contracts with and compensates subadvisers to manage the assets of most of the funds. The Adviser (i) monitors the compliance of the subadvisers with the investment objectives and related policies of the funds, (ii) reviews the performance of the subadvisers and (iii) reports periodically on such performance to the Board subject to Board approval, the Adviser may elect to directly manage fund assets directly and currently manages the assets of certain funds. As compensation for its services, the Adviser receives a fee from JHVIT computed separately for each fund. Appendix A to this Prospectus is a schedule of the management fees each fund currently is obligated to pay the Adviser.

Subject to the supervision of the Adviser and the Board, the subadvisers manage the assets of the funds. Each subadviser formulates an investment program for each fund it subadvises, consistent with the fund’s investment goal and strategy, and regularly reports to the Adviser and the Board with respect to such program. The subadvisers are compensated by the Adviser and not by the funds.

An SEC order permits the Adviser to appoint a subadviser or change the terms of a subadvisory agreement (including subadvisory fees) without the expense and delays associated with obtaining shareholder approval. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHVIT without obtaining shareholder approval.

A discussion regarding the basis for the Board’s approval of the advisory and subadvisory agreements for the funds is available in the funds’ semi-annual report to shareholders for the period ended June 30, 2010.

For information on the advisory fee for the master fund for each of the JHVIT Feeder Funds, please refer to the master fund prospectus (the American Funds Insurance Series prospectus) which accompanies this Prospectus.

The Adviser has contractually agreed to waive its management fee or reimburse expenses (the Reimbursement) for certain participating funds of the Trust and John Hancock Funds II. The Reimbursement will equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating funds that exceeds $85 billion. The amount of the Reimbursement will be calculated daily and allocated among all the participating funds in proportion to the daily net assets of each such fund. The Reimbursement may be terminated or modified at any time by the Adviser with the approval of the Trust’s Board of Trustees (the Board).

Expense Recapture (applicable to all funds)

The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred.

Subadvisers and Portfolio Managers

Set forth below, in alphabetical order by subadviser, is additional information about the subadvisers and the fund portfolio managers. The SAI includes additional details about the portfolio managers, including information about their compensation, accounts they manage other than the funds and their ownership of fund securities.

Capital Research Management Company (“CRMC”)

CRMC is located at 333 South Hope Street, Los Angeles, California 90071. CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. CRMC has been providing investment management services since 1931.

CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund’s objective(s) and policies and by the oversight of the appropriate investment-related committees of CRMC and its investment divisions. In addition, CRMC’s investment analysts make investment decisions with respect to a portion of a fund’s portfolio.

The primary individual portfolio counselors for each of the master funds are:

Primary Title with Investment
Portfolio Counselor	Adviser (or Affiliate)
for the Series/Title	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	During Past Five Years	Management of the Fund(s)

James K. Dunton Vice Chairman of the Board	Senior Vice President — Capital Research Global Investors Investment professional for 49 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Fund and Blue Chip Income and Growth Fund
Donald D. O’Neal President and Trustee	Senior Vice President — Capital Research Global Investors Investment professional for 26 years in total, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Fund
Alan N. Berro Senior Vice President	Senior Vice President — Capital World Investors Investment professional for 25 years in total; 20 years with CRMC or affiliate	Serves as an equity portfolio counselor for Asset Allocation Fund
Abner D. Goldstine Senior Vice President	Senior Vice President — Fixed Income, CRMC Investment professional for 59 years in total; 44 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for High-Income Bond Fund
C. Ross Sappenfield Senior Vice President	Senior Vice President — Capital Research Global Investors Investment professional for 19 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Fund and Blue Chip Income and Growth Fund
Carl M. Kawaja Vice President	Senior Vice President — Capital World Investors Investment professional for 24 years in total; 20 years with CRMC or affiliate	Serves as an equity portfolio counselor for New World Fund
Sung Lee Vice President	Senior Vice President — Capital Research Global Investors Investment professional for 17 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for International Fund
Robert W. Lovelace Vice President	Senior Vice President — Capital World Investors Investment professional for 26 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Global Growth Fund and New World Fund
David C. Barclay	Senior Vice President — Fixed Income, CRMC Investment professional for 30 years in total; 23 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for High-Income Bond Fund, New World Fund and Bond Fund

Primary Title with Investment
Portfolio Counselor	Adviser (or Affiliate)
for the Series/Title	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	During Past Five Years	Management of the Fund(s)

Donnalisa Parks Barnum	Senior Vice President — Capital World Investors Investment professional for 30 years in total; 25 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Fund
L. Alfonso Barroso	Senior Vice President — Capital Research Global Investors Investment professional for 17 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for International Fund
Christopher D. Buchbinder	Senior Vice President — Capital Research Global Investors Investment professional for 16 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Blue Chip Income and Growth Fund
Ellen O. Carr	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 15 years in total; 12 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for High-Income Bond Fund
Gordon Crawford	Senior Vice President — Capital Research Global Investors Investment professional for 40 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Global Small Capitalization Fund
David A. Daigle	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 17 years, all with CRMC or affiliate	Serves as a fixed-income portfolio counselor for Asset Allocation Fund and High-Income Bond Fund
Mark H. Dalzell	Senior Vice President — Fixed Income, CRMC Investment professional for 33 years in total; 23 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for Bond Fund
Mark E. Denning	Senior Vice President — Capital Research Global Investors Investment professional for 29 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Global Small Capitalization Fund

Primary Title with Investment
Portfolio Counselor	Adviser (or Affiliate)
for the Series/Title	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	During Past Five Years	Management of the Fund(s)

J. Blair Frank	Senior Vice President — Capital Research Global Investors Investment professional for 18 years in total; 17 years with CRMC or affiliate	Serves as an equity portfolio counselor for Global Small Capitalization Fund and Growth-Income Fund
David A. Hoag	Senior Vice President — Fixed Income, CRMC Investment professional for 23 years in total; 20 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for Bond Fund
Thomas H. Hogh	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 24 years in total; 21 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for Bond Fund
Claudia P. Huntington	Senior Vice President — Capital Research Global Investors Investment professional for 38 years in total; 36 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Fund
Gregg E. Ireland	Senior Vice President — Capital World Investors Investment professional for 39 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Fund
Martin Jacobs	Senior Vice President — Capital World Investors Investment professional for 23 years in total; 10 years with CRMC or affiliate	Serves as an equity portfolio counselor for Global Growth Fund
Gregory D. Johnson	Senior Vice President — Capital World Investors Investment professional for 18 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Fund
Michael T. Kerr	Senior Vice President — Capital World Investors Investment professional for 28 years in total; 26 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Fund

Primary Title with Investment
Portfolio Counselor	Adviser (or Affiliate)
for the Series/Title	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	During Past Five Years	Management of the Fund(s)

Harold H. La	Senior Vice President — Capital Research Global Investors Investment professional for 13 years in total; 12 years with CRMC or affiliate	Serves as an equity portfolio counselor for Global Small Capitalization Fund
Jefferey T. Lager	Senior Vice President — Capital World Investors Investment professional for 16 years in total; 15 years with CRMC or affiliate	Serves as an equity portfolio counselor for Asset Allocation Fund
Marcus B. Linden	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 16 years in total; 15 years with CRMC or affiliate	Serves as an fixed-income portfolio counselor for High-Income Bond Fund
James B. Lovelace	Senior Vice President — Capital Research Global Investors. Investment professional for 29 years all with CRMC or affiliate	Serves as an equity portfolio counselor for Blue Chip Income and Growth Fund
Jesper Lyckeus	Senior Vice President — Capital Research Global Investors Investment professional for 16 years in total; 15 years with CRMC or affiliate	Serves as an equity portfolio counselor for International Fund
Ronald B. Morrow	Senior Vice President — Capital World Investors Investment professional for 43 years in total; 14 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Fund
James R. Mulally	Senior Vice President, Fixed-Income, CRMC Investment professional for 35 years in total; 31 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for Asset Allocation Fund
Eugene P. Stein	Senior Vice President — Capital World Investors Investment professional for 40 years in total; 39 years with CRMC or affiliate	Serves as an equity portfolio counselor for Asset Allocation Fund

Primary Title with Investment
Portfolio Counselor	Adviser (or Affiliate)
for the Series/Title	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	During Past Five Years	Management of the Fund(s)

Christopher M. Thomsen	Senior Vice President, Capital Research Global Investors Investment professional for 14 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for International Fund
Steven T. Watson	Senior Vice President — Capital World Investors Investment professional for 24 years in total; 21 years with CRMC or affiliate	Serves as an equity portfolio counselor for Global Growth Fund
Paul A. White	Senior Vice President — Capital World Investors Investment professional for 22 years in total; 12 years with CRMC or affiliate	Serves as an equity portfolio counselor for Global Growth Fund
Dylan J. Yolles	Senior Vice President — Capital Research Global Investors Investment professional for 14 years in total; 11 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Fund

Additional information regarding the portfolio managers’ compensation, management of other accounts, and ownership of securities in The American Funds Insurance Series can be found in the SAI.

Davis Selected Advisers, L.P. (“Davis”)

Davis was organized in 1969 and serves as the investment adviser for all of the Davis Funds, other mutual funds and other institutional clients. The sole general partner of Davis is Davis Investments, LLC, which is controlled by Christopher C. Davis. Davis is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756.

Fund	Portfolio Managers

Financial Services Trust	Kenneth Charles Feinberg
Charles Cavanaugh
Fundamental Value Trust	Christopher C. Davis
Kenneth Charles Feinberg

•	Charles Cavanaugh. Co-Portfolio Manager of Financial Services Trust since May 2007; co-manages other equity funds advised by Davis Advisors and serves as a research analyst; joined Davis Advisors in 2001.
•	Christopher C. Davis. Chairman; a Director, President or Vice President of each of the Davis Funds; a portfolio manager with Davis since 1995.
•	Kenneth Charles Feinberg. Co-Portfolio Manager; joined Davis in 1992; has co-managed other equity funds advised by Davis and also served as a research analyst.

Declaration Management & Research LLC (“Declaration”)

Declaration is a Delaware limited liability company located at 1800 Tysons Boulevard, Suite 200, McLean, Virginia 22102-4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company (“JHLICO”). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts 02117 and is an indirect wholly owned subsidiary of MFC based in

Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund	Portfolio Managers

Active Bond Trust	Peter Farley, CFA
Joshua Kuhnert, CFA
Total Bond Market Trust B	Peter Farley, CFA
Joshua Kuhnert, CFA

•	Peter Farley, CFA. Mr. Farley joined Declaration in 1996 and is a Senior Vice President. He manages Active Core portfolios, Corporate CDO products and oversees CMBS/CRE CDO Trading and Research. Mr. Farley is a member of Declaration’s Investment Committee.
•	Joshua Kuhnert, CFA. Mr. Kuhnert joined Declaration in 2007 and is an Assistant Vice President. He manages Active Core and Index portfolios. Prior to 2007, Mr. Kuhnert was employed by ASB Capital Management, Commonwealth Advisors and Tricon Energy.

Deutsche Investment Management Americas Inc. (“DIMA”)
RREEF America L.L.C. (“RREEF”)

DIMA, located at 345 Park Avenue, New York, New York 10154, is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. DIMA provides a full range of investment advisory services to retail and institutional clients.

RREEF, located at 875 N. Michigan Ave, 41st Floor, Chicago, Illinois 60611, is an indirect wholly-owned subsidiary of Deutsche Bank AG. RREEF has provided real estate investment management services to institutional investors since 1975.

Fund	Portfolio Managers

Real Estate Securities Trust	Jerry W. Ehlinger, CFA
John F. Robertson, CFA
John W. Vojticek

•	Jerry W. Ehlinger, CFA. Managing Director and Co-head of the Americas Portfolio Management Team at RREEF where he oversees investments in the company’s public securities business. Before joining RREEF in 2004, Mr. Ehlinger was employed at Heitman Real Estate Investment Management for four years as a Senior Vice President and Portfolio Manager where he oversaw REIT assets of more than $2 billion.
•	John F. Robertson, CFA. Global Head of Real Estate Securities and Chief Investment Officer of the global real estate securities business. Mr. Robertson also has broad oversight over all sectors of the real estate securities market and helps lead RREEF’s global real estate securities portfolio management activities as a member of its Global Property Asset Allocation Committee. Mr. Robertson joined RREEF in June 1997 after six years of industry experience.
•	John W. Vojticek. Co-head of the Americas Portfolio Management team having co-oversight of all sectors of the Americas real estate securities market. Mr. Vojticek joined RREEF in June 1996.

Dimensional Fund Advisors LP (“Dimensional”)

Dimensional was organized in 1981 as “Dimensional Fund Advisors, Inc.,” a Delaware corporation, and in 2006, it converted its legal name and organizational form to “Dimensional Fund Advisors LP,” a Delaware limited partnership. Dimensional is engaged in the business of providing investment management services. Dimensional is located at 6300 Bee Cave Road, Building One, Austin, Texas 78746. Since its organization, Dimensional has provided investment management services primarily to institutional investors and mutual funds.

Dimensional uses a team approach.  The investment team includes the Investment Committee of Dimensional, portfolio managers and trading personnel. The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. Investment strategies for funds managed by Dimensional are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding fund management including running buy and sell programs based on the parameters established by the Investment

Committee. Stephen A. Clark coordinates the efforts of all portfolio managers with respect to certain domestic equity, international equity and mixed-allocation portfolios. Karen E. Umland, Joseph H. Chi and Jed S. Fogdall coordinate the efforts of all portfolio managers with respect to international equity portfolios. For this reason, Dimensional has identified the following persons as primarily responsible for coordinating the day-to-day management of the funds as set forth below.

Fund	Portfolio Managers

Disciplined Diversification Trust	Stephen A. Clark
Emerging Markets Value Trust	Karen E. Umland, CFA
Stephen A. Clark
Joseph H. Chi, CFA
Jed S. Fogdall
International Small Company Trust	Karen E. Umland, CFA
Stephen A. Clark
Joseph H. Chi, CFA
Jed S. Fogdall
Small Cap Opportunities Trust	Stephen A. Clark

•	Stephen A. Clark. Senior Portfolio Manager and Vice President of Dimensional and chairman of the Investment Committee. Mr. Clark joined Dimensional as a Portfolio Manager in 2001 and has been responsible for the portfolio management group since January 2006.
•	Karen E. Umland, CFA. Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Ms. Umland joined Dimensional in 1993 and has been a Portfolio Manager and responsible for the international equity portfolios since 1998.
•	Joseph H. Chi, CFA. Portfolio Manager and Vice President of Dimensional. Mr. Chi joined Dimensional as a Portfolio Manager in 2005 and has been responsible for the international equity portfolios since 2010.
•	Jed S. Fogdall. Portfolio Manager and Vice President of Dimensional. Mr. Fogdall joined Dimensional as a Portfolio Manager in 2004 and has been responsible for the international equity portfolios since 2010.

Frontier Capital Management Company (“Frontier”)

Frontier is a Massachusetts limited liability company having offices at 99 Summer Street, Boston, Massachusetts 02210. Frontier is an investment management firm that provides investment services to institutional clients. Affiliated Managers Group, Inc. (“AMG”), a Boston-based asset management holding company, holds a majority interest in Frontier. Shares of AMG are listed on the New York Stock Exchange (Symbol: AMG).

A team of investment research analysts at Frontier selects investments for the fund. The portfolio managers listed below oversee this team and provide day-to-day management of the fund.

Fund	Portfolio Manager

Smaller Company Growth Trust	Michael A. Cavarretta
Peter G. Kuechle

•	Michael A. Cavarretta. Portfolio Manager; Chairman of Frontier; employed in the investment area of Frontier since 1998.
•	Peter G. Kuechle. Portfolio Manager; employed in the investment area of Frontier since 2002.

Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”)

GMO, with offices at 40 Rowes Wharf, Boston, Massachusetts 02110, is a private company founded in 1977 that provides investment advisory services to, among others, the GMO Funds. As of February 28, 2011, GMO managed on a worldwide basis approximately $109 billion for institutional investors such as pension plans, endowments and foundations.

Fund	Portfolio Managers

International Core Trust	Quantitative Equity Division

Quantitative Equity Division.  Day-to-day management of the fund is the responsibility of the Division. The Division’s members work collaboratively to manage the fund, and no one person is primarily responsible for day-to-day management. The senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the funds are:

•	Dr. Thomas Hancock. Co-Director of the Division; joined GMO in 1995 and has been responsible for overseeing the portfolio management of GMO’s international developed market and global quantitative equity portfolios since 1998.
•	Sam Wilderman, CFA. Co-Director of the Division: joined GMO in 1996 and has been responsible for overseeing the portfolio management of GMO’s U.S. quantitative equity portfolios since 2005.

The senior members allocate responsibility for portions of the fund to various members of the Division, oversee the implementation of trades on behalf of the fund, review the overall composition of the fund’s portfolios, and monitor cash flows.

Invesco Advisers, Inc. (“Invesco”)

Invesco is an indirect wholly owned subsidiary of Invesco Ltd., whose principal business address is 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco, an investment adviser since 1976, is a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. Invesco, and/or its affiliates is the investment adviser for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals. As of December 31, 2010, Invesco Ltd. managed approximately $616.5 billion.

Fund	Portfolio Managers

Small Cap Opportunities Trust	Juliet Ellis
Juan Hartsfield
Value Trust	Thomas Copper (Co-Lead Manager)
John Mazanec (Co-Lead Manager)
Sergio Marcheli

•	Juliet Ellis. Lead Portfolio Manager, who has been with Invesco and/or its affiliates since 2004; formerly a Managing Director of JPMorgan Fleming Asset Management.
•	Juan Hartsfield. Portfolio Manager, who has been associated with Invesco and/or its affiliates since 2004; formerly a co-portfolio manager in the JPMorgan Fleming Asset Management.
•	Thomas Copper. Portfolio Manager (Co-Lead), who joined Van Kampen in 1986.
•	Sergio Marcheli. Portfolio Manager, who has been with Invesco and/or its affiliates since 2010; formerly, Mr. Marcheli was associated with Morgan Stanley Investment Management Inc. in an investment management capacity (2002 to 2010).
•	John Mazanec. Portfolio Manager (Co-Lead), who has been with Invesco and/or its affiliates since 2010; formerly, Mr. Mazanec was associated with Morgan Stanley Investment Management Inc. (June 2008 to 2010) and, prior to that, he was a portfolio manager at Wasatch Advisers.

John Hancock Asset Management

John Hancock Asset Management a division of Manulife Asset Management (US) LLC, a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was founded in 1979. It is a wholly-owned subsidiary of John Hancock Financial Services, Inc. (“JHFS”) and an affiliate of the Adviser. JHFS is a subsidiary of MFC, based in Toronto, Canada. MFC is the holding company of the Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund	Portfolio Managers

Active Bond Trust	Barry H. Evans
Howard C. Greene
Jeffrey N. Given
America Fundamental Holdings Trust	Bob Boyda
Bruce Speca
Steve Medina
American Global Diversification Trust	Bob Boyda
Bruce Speca
Steve Medina

Fund	Portfolio Managers

Core Diversified Growth and Income Trust	Bob Boyda
Bruce Speca
Steve Medina
Core Strategy Trust	Bob Boyda
Bruce Speca
Steve Medina
Franklin Templeton Founding Allocation Trust	Bob Boyda
Bruce Speca
Steve Medina
Lifestyle Aggressive Trust	Bob Boyda
Bruce Speca
Steve Medina
Lifestyle Balanced Trust	Bob Boyda
Bruce Speca
Steve Medina
Lifestyle Conservative Trust	Bob Boyda
Bruce Speca
Steve Medina
Lifestyle Growth Trust	Bob Boyda
Bruce Speca
Steve Medina
Lifestyle Moderate Trust	Bob Boyda
Bruce Speca
Steve Medina
Optimized All Cap Trust	Walter McCormick, CFA
Emory (Sandy) Sanders
Optimized Value Trust	Walter McCormick, CFA
Emory (Sandy) Sanders
Short-Term Government Income Trust	Howard C. Greene
Jeffrey N. Given
Strategic Income Opportunities Trust	Daniel S. Janis III
John F. Iles
Barry H. Evans
Thomas C. Goggins
Ultra Short Term Bond Trust	Howard C. Greene
Jeffrey N. Given

•	Bob Boyda. Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management; joined John Hancock Asset Management in 2009.
•	Barry H. Evans. President; joined John Hancock Asset Management in 1986. He is the Chief Investment Officer for Global Fixed Income, and Country Head, U.S., as well as a member of the Senior Investment Policy Committee. Prior to joining John Hancock Asset Management, he was a Senior Vice President and Chief Fixed-Income Officer of John Hancock. He joined John Hancock in 1986.
•	Jeffrey N. Given. Vice President; joined John Hancock Asset Management in 1993.

•	Thomas Goggins. Senior portfolio manager John Hancock Asset Management (since 2009); Co-founder and Director of Research, Fontana Capital (2005–2009).
•	Howard C. Greene. Senior Vice President; joined John Hancock Asset Management in 2002; previously a Vice President of Sun Life Financial Services Company of Canada.
•	John F. Iles. Vice President; joined John Hancock Asset Management in 1999, previously a Vice President at John Hancock. He joined John Hancock in 1999.
•	Daniel S. Janis III. Vice President; joined John Hancock Asset Management in 1999; previously a senior risk manager at BankBoston (1997–1999).
•	Walter McCormick, CFA. Senior Managing Director, Senior Portfolio Manager; prior to joining Manulife Asset Management in 2010, Walter McCormick was managing director and senior portfolio manager with the Berkeley Street Equity team at Wells Capital Management. He is also past president of the Providence Society of Financial Analysts. Mr. McCormick began his investment career in 1970.
•	Steve Medina. Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management; joined John Hancock Asset Management, LLC in 2009.
•	Emory (Sandy) Sanders, CFA. Senior Managing Director, Senior Portfolio Manager; prior to joining Manulife Asset Management in 2010, Sandy Sanders was a portfolio manager on the Berkeley Street Equity Team at Wells Capital Management. Mr. Sanders began his investment career in 1997.
•	Bruce Speca. Head of Global Asset Allocation, John Hancock Asset Management; joined John Hancock Asset Management in 2009.

John Hancock Asset Management (North America)

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“John Hancock Asset Management (North America)”) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of JHVIT for which it is the subadviser as well as other portfolios advised by the Adviser. John Hancock Asset Management (North America) is an indirect, wholly-owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Asset Management (Hong Kong) Limited (“MAMHK”), collectively known as Manulife Financial. The address of Manulife Asset Management, Ltd is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. In rendering investment advisory services to Pacific Rim Trust, Manulife Asset Management, Ltd may use the portfolio management, research and other resources of MAMHK, an affiliate of Manulife Asset Management, Ltd.

Fund	Portfolio Managers

500 Index Trust	Carson Jen
Narayan Ramani
500 Index Trust B	Carson Jen
Narayan Ramani
American Fundamental Holdings Trust	Steve Orlich
Scott Warlow
American Global Diversification Trust	Steve Orlich
Scott Warlow
Core Diversified Growth and Income Trust	Steve Orlich
Scott Warlow
Core Strategy Trust	Steve Orlich
Scott Warlow
Lifestyle Aggressive Trust	Steve Orlich
Scott Warlow
Lifestyle Balanced Trust	Steve Orlich
Scott Warlow
Lifestyle Conservative Trust	Steve Orlich
Scott Warlow

Fund	Portfolio Managers

Lifestyle Growth Trust	Steve Orlich
Scott Warlow
Lifestyle Moderate Trust	Steve Orlich
Scott Warlow
Mid Cap Index Trust	Carson Jen
Narayan Ramani
Money Market Trust	Maralyn Kobayashi
Faisal Rahman
Money Market Trust B	Maralyn Kobayashi
Faisal Rahman
Small Cap Index Trust	Carson Jen
Narayan Ramani
Smaller Company Growth Trust	Carson Jen
Narayan Ramani
Total Stock Market Index Trust	Carson Jen
Narayan Ramani

•	Faisal Rahman CFA. Portfolio Manager; joined Manulife Asset Management, Ltd in 2001.
•	Carson Jen. Vice President and Senior Portfolio Manager, Index Funds at MFC Global Investment Management; joined Manulife Asset Management, Ltd in 1997.
•	Maralyn Kobayashi. Vice President and Senior Portfolio Manager of Money Market Trust; joined Manulife Asset Management, Ltd in 1981.
•	Steve Orlich. Senior Managing Director and Senior Portfolio Manager. He joined John Hancock Asset Management a division of Manulife Asset Management (North America) Limited in 1998. He is an associate of the Society of Actuaries and has a M.A. in Theoretical Mathematics.
•	Narayan Ramani. Assistant Vice President and Senior Portfolio Manager, Index Funds at MFC Global Investment Management; joined Manulife Asset Management, Ltd in 1998.
•	Scott Warlow. Managing Director; joined John Hancock Asset Management a division of Manulife Asset Management (North America) Limited in 2002. He is responsible for strategic asset allocations, style analysis of fund managers, and developing methods and models for tactical asset allocation.

Jennison Associates LLC (“Jennison”)

Jennison, 466 Lexington Avenue, New York, New York 10017, is a Delaware limited liability company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates Capital Corp.). Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. As of December 31, 2010 Jennison managed in excess of $123 billion in assets.

Fund	Portfolio Managers

Capital Appreciation Trust	Michael A. Del Balso
Kathleen A. McCarragher
Spiros “Sig” Segalas

•	Michael A. Del Balso. Joined Jennison in 1972 and is a Managing Director of Jennison. He is also Jennison’s Director of Research for Growth Equity.
•	Kathleen A. McCarragher. Joined Jennison in 1998 and is a Director and Managing Director of Jennison. She is also Jennison’s Head of Growth Equity. Prior to joining Jennison, she was employed at Weiss, Peck & Greer L.L.C. for six years as a Managing Director and the Director of Large Cap Growth Equities.
•	Spiros “Sig” Segalas. Mr. Segalas was a founding member of Jennison in 1969 and is currently a Director, President and Chief Investment Officer of Jennison.

Mr. Del Balso generally has final authority over all aspects of the fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment and management of cash flows.

The portfolio managers for the fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss security purchase and sales activity of all accounts in the particular product strategy. Team members provide research support, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

Lord, Abbett & Co. LLC (“Lord Abbett”)

Lord Abbett was founded in 1929 and manages one of America’s oldest mutual fund complexes. Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

Fund	Portfolio Managers

All Cap Value Trust	Robert P. Fetch
Deepak Khanna

•	Robert P. Fetch. Partner and Director; joined Lord Abbett in 1995.
•	Deepak Khanna. Portfolio Manager; returned to Lord Abbett in 2007; previously a Managing Director at Jennison Associates (2005-2007); previously served as a senior research analyst at Lord Abbett (2000-2005).

Messrs. Fetch and Khanna are jointly and primarily responsible for the day-to-day management of the fund.

Marsico Capital Management, LLC (“MCM”)

MCM is located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. MCM was organized in September 1997 as a registered investment adviser and is an independently-owned investment management firm. MCM provides investment services to mutual funds and private accounts. Thomas F. Marsico is the founder and Chief Executive Officer of MCM.

Fund	Portfolio Manager

International Opportunities Trust	James G. Gendelman
Munish Malhotra

•	James G. Gendelman. Co-Portfolio Manager; joined Marsico in 2000; previously Vice President of International Sales for Goldman, Sachs & Co.
•	Munish Malhotra, CFA. Co-Portfolio Manager; joined Marsico in 2003; previously an international equities analyst at Driehaus Capital Management.

Massachusetts Financial Services Company (“MFS”)

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $222 billion as of January 31, 2011. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

Fund	Portfolio Managers

Utilities Trust	Robert D. Persons
Maura A. Shaughnessy

•	Robert D. Persons. Debt Securities Portfolio Manager; Employed in the investment area of MFS since 2000.
•	Maura A. Shaughnessy. Equity Securities Portfolio Manager; Employed in the investment area of MFS since 1991.

Pacific Investment Management Company LLC (“PIMCO”)

Pacific Investment Management Company LLC (“PIMCO”), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”). Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

Fund	Portfolio Managers

Total Return Trust	William H. Gross, CFA
Global Bond Trust	Scott Mather
Real Return Bond Trust	Mihir Worah

•	William H. Gross, CFA. Mr. Gross is a founder and Managing Director of PIMCO and has been associated with PIMCO for more than thirty years. He is the author of numerous articles on the bond market and has frequently appeared in national publications and media.
•	Scott Mather. Mr. Mather is a Managing Director, member of PIMCO’s Investment Committee and head of global portfolio management. He joined PIMCO in 1998.
•	Mihir Worah. Mr. Worah, an Executive Vice President, is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.

Perimeter Capital Management LLC

Perimeter Capital Management is a Delaware Corporation formed in 2006 and located at Six Concourse Parkway, Suite 3300, Atlanta, Georgia 30328. Perimeter is a majority employee-owned, registered investment adviser, which provides investment services to institutional clients and mutual funds.

Fund	Portfolio Managers

Smaller Company Growth Trust	Mark D. Garfinkel, CFA
James N. Behre

•	Mark D. Garfinkel, CFA. Mr. Garfinkel is the lead portfolio manager and is a founding partner of Perimeter. Prior to the formation of Perimeter in 2006, Mr. Garfinkel spent 8 years managing Trusco Capital Management’s small cap growth discipline.
•	James N. Behre. Mr. Behre is a founding partner of Perimeter and a member of the management team. Prior to the formation of Perimeter in 2006, Mr. Behre worked with Mr. Garfinkel at Trusco Capital Management as the lead analyst of the firm’s small-cap growth investment process.

QS Investors, LLC. (“QS Investors”)

QS Investors is a Delaware limited liability company located at 880 Third Avenue, 7th Floor New York, NY 10022. QS Investors is 100% employee-owned with its managing members, Janet Campagna, James Norman, Rosemary Macedo, Marco Veissid and Robert Wang, having a controlling interest in the firm. A majority of the managing members are former members of DIMA’s Quantitative Strategies Group that previously provided services to the Lifestyle and Lifecycle Trusts and All Cap Core Trust.

Fund	Portfolio Managers

All Cap Core Trust	Russell Shtern, CFA
Robert Wang

•	Robert Wang. Head of Portfolio Implementation. Prior to joining QS Investors in August 2010, Mr. Wang managed the All Cap Core Trust as Managing Director and Global Head of Quantitative Strategies Portfolio Management at DIMA. Mr. Wang joined DIMA in 1995 as a senior fixed-income portfolio manager.
•	Russell Shtern, CFA. Portfolio Manager. Prior to joining QS Investors in August 2010, Russell Shtern managed the All Cap Core Trust as Vice President and Portfolio Manager for Active Quantitative Equity at DIMA. Mr. Shtern joined DIMA in 1999 as a trader’s assistant on the options and equity swaps desk.

RCM Capital Management LLC (“RCM”)

RCM is an investment management firm organized as a Delaware limited liability company. RCM is wholly-owned by Allianz Global Investors Aktiengesellschaft, which is a wholly-owned subsidiary of Allianz SE. RCM is the successor investment adviser to Rosenberg Capital Management, which commenced operations in 1970. RCM provides advisory services to mutual funds and institutional accounts. RCM is located at 555 Mission Street, San Francisco, California 94105.

Fund	Portfolio Managers

Science & Technology Trust	Walter C. Price
Huachen Chen

•	Huachen Chen. Senior Portfolio Manager and Co-Portfolio Manager. Mr. Chen joined RCM in 1984 as an analyst and became a principal in 1994.
•	Walter C. Price. Managing Director, Senior Analyst and Co-Portfolio Manager. Mr. Price joined RCM in 1974 as a senior securities analyst in technology and became a principal in 1978.

SSgA Funds Management, Inc. (“SSgA FM”)

SSgA FM is located at One Lincoln Street, Boston, Massachusetts 02111. SSgA FM is an SEC registered investment adviser and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of December 31, 2010, SSgA FM had over $200.8 billion in assets under management. SSgA FM and other State Street advisory affiliates make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. With $2.0 trillion under management as of December 31, 2010, SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

The International Equity Index Trust A and International Equity Index Trust B are managed by SSgA’s Global Equity Beta Solutions Team. Portfolio managers Thomas Coleman and Karl Schneider are jointly and primarily responsible for the day-to-day management of the Portfolio.

Fund	Portfolio Managers

International Equity Index Trust A	Thomas Coleman, CFA
Karl Schneider
International Equity Index Trust B	Thomas Coleman
Karl Schneider

•	Thomas Coleman, CFA. Vice President; joined SSgA FM in 1998. Mr. Coleman is a Vice President of State Street Global Advisors and a Senior Portfolio Manager in the Global Equity Beta Solutions (“GEBS”) investment team. Within this team, Tom is the Emerging Markets Strategy leader and as such, he is responsible for the management of a variety of commingled, segregated, and exchange traded products benchmarked to international strategies, including MSCI Emerging and ACWI, as well as S&P Emerging Markets. Tom is also responsible for domestic strategies benchmarked to Russell, Standard & Poors, and NASDAQ Indices.
•	Karl Schneider. Vice President Principal; joined SSgA FM in 1997. Mr. Schneider is a Vice President of State Street Global Advisors and Head of US Equity Strategies for the GEBS, where in addition to overseeing the management of the US equity index strategies, he also serves as a portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for synthetic beta strategies, including commodities, buy/write, and hedge fund replication. He joined State Street in 1996. Karl is also a member of the SSgA Derivatives Committee and part of the portfolio management team for the SSgA S&P 500 Index Mutual Fund and the SSgA IAM Shares Mutual Fund.

Templeton Global Advisors Limited (“Templeton Global”)

Templeton Global is located at Box N-7759, Lyford Cay, Nassau, Bahamas and has been in the business of providing investment advisory services since 1954. As of February 28, 2011, Templeton Global and its affiliates managed over $693.7 billion in assets. Templeton Global is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

Global Trust	Norman J. Boersma, CFA
Tucker Scott, CFA
Lisa Myers, CFA

•	Norman J. Boersma, CFA. Lead Portfolio Manager; President; joined Templeton Global in 1991.
•	Tucker Scott, CFA. Executive Vice President; joined Templeton Global in 1996.
•	Lisa Myers, CFA. Executive Vice President; joined Templeton Global in 1996.

Templeton Investment Counsel, LLC (“Templeton”)
Templeton Global Advisors Limited serves as sub-subadviser

Templeton is located at 500 East Broward Blvd., Suite 2100, Ft. Lauderdale, Florida 33394, and has been in the business of providing investment advisory services since 1954. As of February 28, 2011, Templeton and its affiliates managed over $693.7 billion in assets. Templeton is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

International Value Trust	Tucker Scott, CFA
Cindy Sweeting, CFA
Peter Nori, CFA
Neil Devlin, CFA

•	Tucker Scott, CFA. Lead Portfolio Manager, Executive Vice President; joined Templeton Global in 1996.
•	Cindy Sweeting, CFA. President and Chairman; joined Templeton in 1997.
•	Peter Nori, CFA. Executive Vice President; joined Templeton in 1994.
•	Neil Devlin, CFA. Senior Vice President; joined Templeton in 2006; previously worked at Boston Partners (2000-2006).

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937. As of December 31, 2010, T. Rowe Price and its affiliates managed over $482 billion for over eleven million individual and institutional investor accounts.

Fund	Portfolio Managers

Balanced Trust	Ned Notzon
Kim DeDominicis
Charles Shriver
Blue Chip Growth Trust	Larry J. Puglia
Capital Appreciation Value Trust	David R. Giroux
Equity-Income Trust	Brian C. Rogers
Health Sciences Trust	Kris H. Jenner
Mid Value Trust	David J. Wallack
Science & Technology Trust	Ken Allen
Small Company Value Trust	Preston G. Athey

•	Ken Allen. Vice President; joined T. Rowe Price in 2000.
•	Preston G. Athey. Vice President; joined T. Rowe Price in 1978.
•	Kim DeDominicis. Vice President; joined T. Rowe Price in 2003.
•	David R. Giroux. Vice President; joined T. Rowe Price in 1998.
•	Kris H. Jenner. Vice President; joined T. Rowe Price in 1997.
•	Ned Notzon. Vice President; joined T. Rowe Price in 1989.
•	Larry J. Puglia. Vice President; joined T. Rowe Price in 1990.
•	Brian C. Rogers, CFA, CIC. Vice President; joined T. Rowe Price in 1982.
•	Charles Shriver. Vice President; joined T. Rowe Price in 1991.
•	David J. Wallack. Vice President; joined T. Rowe Price in 1990.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”)

UBS Global AM, One North Wacker Drive, Chicago, Illinois 60606, is an indirect wholly owned asset management subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

Fund	Portfolio Managers

Large Cap Trust	Thomas Cole, CFA
John Leonard, CFA
Thomas Digenan, CFA, CPA

Thomas Cole, John Leonard and Thomas Digenan are the members of the North American Equities investment management team primarily responsible for the day-to-day management of the Large Cap Trust. Mr. Cole as the head of the investment management team leads the portfolio construction process and reviews the overall composition of the fund’s portfolio to ensure compliance with its stated investment objectives and strategies. Mr. Leonard and Mr. Digenan work closely with Mr. Cole on portfolio construction and ensuring that fund investment objectives are met.

•	Thomas M. Cole, CFA. Mr. Cole is Head of U.S. Equities, and a Managing Director at UBS Global AM. Mr. Cole has been an investment professional with UBS Global AM since 1985.
•	Thomas J. Digenan, CFA, CPA. Mr. Digenan has been a North American Equity Strategist at UBS Global AM since 2001 and Managing Director of UBS Global AM.
•	John C. Leonard, CFA. Mr. Leonard is Global Head of Equities and Member of the UBS Group Managing Board. Mr. Leonard has been an investment professional with UBS Global AM since 1991.

Wellington Management Company, LLP (“Wellington Management”)

Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2010, Wellington Management had investment management authority with respect to approximately $634 billion in assets.

Fund	Portfolio Managers

Alpha Opportunities Trust	Kent M. Stahl, CFA
Gregg R. Thomas, CFA
Core Allocation Plus Trust	Rick A. Wurster, CFA
Evan S. Grace, CFA
Investment Quality Bond Trust	Lucius T. (L.T.) Hill III
Campe Goodman, CFA
Christopher A. Jones, CFA
Joseph F. Marvan, CFA
Mid Cap Stock Trust	Michael T. Carmen, CFA
Mario E. Abularach, CFA
Stephen Mortimer
Natural Resources Trust	Jay Bhutani
John C. O’Toole, CFA
Small Cap Growth Trust	Steven C. Angeli, CFA
Mario E. Abularach, CFA
Stephen Mortimer
Small Cap Value Trust	Timothy J. McCormack, CFA
Shaun F. Pedersen

•	Mario E. Abularach, CFA. Vice President and Equity Research Analyst of Wellington Management; joined the firm as an investment professional in 2001.
•	Steven C. Angeli, CFA. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 1994.
•	Jay Bhutani. Director and Global Industry Analyst affiliated with Wellington Management, joined the firm as an investment professional in 2007. Prior to joining Wellington Management, Mr. Bhutani was an analyst and sector portfolio manager at Credit Suisse Asset Management in London (2002-2007).
•	Michael T. Carmen, CFA. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 1999.
•	Campe Goodman, CFA. Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2000.
•	Evan S. Grace, CFA. Vice President, Asset Allocation Portfolio Manager and Strategist of Wellington Management, joined the firm as an investment professional in 1994.
•	Lucius T. (L.T.) Hill III. Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1993.
•	Christopher A. Jones, CFA. Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1994.
•	Joseph F. Marvan, CFA. Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2003.
•	Timothy J. McCormack, CFA. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2000.
•	Stephen Mortimer. Senior Vice President and Equity Portfolio Manager of Wellington Management joined the firm as an investment professional in 2001.
•	John C. O’Toole, CFA. Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 1992.
•	Shaun F. Pedersen. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2004.

•	Kent M. Stahl, CFA. Senior Vice President and Director of Investments and Risk Management of Wellington Management; joined the firm as an investment professional in 1998.
•	Gregg R. Thomas, CFA. Vice President and Director of Risk Management of Wellington Management; joined the firm in 2001 and has been an investment professional since 2004.
•	Rick A. Wurster, CFA. Vice President and Asset Allocation Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2006.

Wells Capital Management, Incorporated (“WellsCap”)

WellsCap, located at 525 Market St., San Francisco, California, is an indirect, wholly-owned subsidiary of Wells Fargo & Company. It was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western U.S. and is one of the largest banks in the U.S.

Fund	Portfolio Managers

Core Bond Trust	Thomas O’Connor, CFA
Troy Ludgood

•	Thomas O’Connor, CFA. Senior Portfolio Manager and Co-Head of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Capital Management in 2003; joined Montgomery Asset Management and the team in 2000; previously he was a senior portfolio manager in charge of agency mortgages at Vanderbilt Capital Advisors (formerly ARM Capital Advisors).
•	Troy Ludgood. Senior Portfolio Manager and Co-Head of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Capital Management in 2004; previously, he was a trader at Lehman Brothers, responsible for corporate, emerging markets, and non-dollar sovereign bonds.

Western Asset Management Company (“Western Asset”)
Western Asset Management Company Limited serves as sub-subadviser*

Western Asset, headquartered at 385 East Colorado Boulevard, Pasadena, California 91101 is a wholly-owned subsidiary of Legg Mason, Inc., an NYSE-listed, independent asset management firm based in Baltimore, Maryland. Western Asset is one of the world’s leading investment management firms. Its sole business is managing fixed-income portfolios, an activity the Firm has pursued since 1971. From offices in Pasadena, New York, Sao Paulo, London, Singapore, Hong Kong, Tokyo and Melbourne, Western Asset’s 905 employees perform investment services for a wide variety of global clients. The Firm’s clients include charitable, corporate, health care, insurance, mutual fund, public and union organizations, and client portfolios range across an equally wide variety of mandates, from money markets to emerging markets. Western Asset’s client base totals 547, representing 42 countries, 1,101 accounts, and $453.9 billion in assets under management.

Fund	Portfolio Managers

High Yield Trust*	Steven A. Walsh
Michael C. Buchanan
Keith J. Gardner

•	Stephen A. Walsh. Chief Investment Officer of Western Asset since September 2008; previously served as Western Asset’s Deputy Chief Investment Officer; joined Western Asset in 1991. Prior to Western Asset, Mr. Walsh worked at Security Pacific Investment Managers, Inc. as a Portfolio Manager, 1989-1991, and Atlantic Richfield Company as a Portfolio Manager, 1981-1988.
•	Michael C. Buchanan. Head of Credit; joined Western Asset in 2005. Prior to Western Asset, Mr. Buchanan worked for Credit Suisse Asset Management as Managing Director, Head of U.S. Credit Products, 2003-2005; Janus Capital Management as Executive Vice President, Portfolio Manager, 2003; BlackRock Financial Management as a Managing Director, Head of High Yield Trading, 1998-2003, and Conseco Capital Management as Vice President, Portfolio Manager, 1990-1998.
•	Keith J. Gardner. Head of Developing Markets; joined Western Asset in 1994. Prior to Western Asset, Mr. Gardner worked for Legg Mason, Inc. as a Portfolio Manager, 1992-1994; T. Rowe Price Associates, Inc. as a Portfolio Manager, 1985-1992, and Salomon Brothers, Inc. as a Research Analyst, 1983-1985.

SHARE CLASSES AND RULE 12B-1 PLANS

Share Classes

The funds may issue four classes of shares: Series I, Series II, Series III and NAV shares (not all funds issue all share classes). Each share class is the same except for differences in the allocation of fund expenses and voting rights as described below.

The expenses of each fund are generally borne by its Series I, Series II, Series III and NAV shares (as applicable) based on the net assets of the fund attributable to shares of each class. “Class expenses,” however, are allocated to each class. “Class expenses” include Rule 12b-1 fees (if any) paid by a share class and other expenses determined by the Adviser to be properly allocable to a particular class. The Adviser will make such allocations in a manner and using such methodology as it determines to be reasonably appropriate, subject to ratification or approval by the Board. The kinds of expenses that the Adviser may allocate to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class; (iii) Trustees’ fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

All shares of each fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

Rule 12b-1 Plans

Rule 12b-1 fees will be paid to JHVIT’s Distributor, John Hancock Distributors, LLC, or any successor thereto (the “Distributor”).

To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

(i) for any expenses relating to the distribution of the shares of the class,

(ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

(iii) for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority.

Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with JHVIT’s investment adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

The annual Rule 12b-1 fee rate currently accrued by each fund is set forth in the expense table of each fund. Subject to the approval of the Board, each fund may under the 12b-1 Plans charge Rule 12b-1 fees up to the following maximum annual rates:

Series I shares

an annual rate of up to 0.15%* of the net assets of the Series I shares

*0.60% in the case of American Bond Trust, American Growth Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, American International Trust, American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American High-Income Bond Trust, American New World Trust, American Fundamental Holdings Trust, American Global Diversification Trust and Core Diversified Growth & Income Trust.

*0.35% in the case of Core Fundamental Holdings Trust and Core Global Diversification Trust.

Series II shares

an annual rate of up to 0.35%* of the net assets of the Series II shares

*0.75% in the case of American Bond Trust, American Growth Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, American International Trust, American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American High-Income Bond Trust, American New World Trust, American Fundamental Holdings Trust, American Global Diversification Trust, Core Diversified Growth & Income Trust.

*0.55% in the case of Core Fundamental Holdings Trust and Core Global Diversification Trust.

Series III shares

an annual rate of up to 0.25% of the net assets of the Series III shares

*0.15% in the case of Core Fundamental Holdings Trust and Core Global Diversification Trust.

Rule 12b-1 fees are paid out of a fund’s assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a fund and may, over time, be greater than other types of sales charges.

GENERAL INFORMATION

Purchase and Redemption of Shares

Shares of each fund are offered continuously, without sales charge, and are sold and redeemed at a price equal to their net asset value (NAV) next computed after a purchase payment or redemption request is received. Depending upon the NAV at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHVIT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

•	trading on the New York Stock Exchange (“NYSE”) is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays;
•	an emergency exists, as determined by the SEC, as a result of which disposal by JHVIT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHVIT fairly to determine the value of its net assets; or
•	the SEC by order so permits for the protection of security holders of JHVIT.

Shares of the funds are not sold directly to the public but generally may be sold only to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts issued by such companies, to certain entities affiliated with the insurance companies, to those funds of JHVIT that operate as funds of funds and invest in other funds (“Underlying Funds”) and to certain qualified retirement plans (“qualified plans”).

Due to differences in tax treatments and other considerations, the interests of holder of variable annuity and variable life insurance contracts, and the interests of holders of variable contracts and qualified plan investors, that participate in JHVIT may conflict. The Board of Trustees of JHVIT (the “Board” or “Trustees”) will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

Calculation of NAV

The NAV of each fund’s share class is determined once daily as of the close of regular trading of the New York Stock Exchange (NYSE) (typically 4:00 p.m., Eastern Standard Time) on each business day that the NYSE is open. On holidays or other days when the NYSE is closed, the NAV is not calculated and the funds do not transact purchase or redemption requests. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission.

Each share class of each fund (except the Money Market Trusts) has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class.

Valuation of Securities

Except as noted below, securities held by a fund are primarily valued on the basis of market quotations or official closing prices. Securities held by each Money Market Trust and certain short-term debt instruments are valued on the basis of amortized cost. Shares of other open-end investments companies held by a fund are valued based on the NAV of the underlying fund.

Fair Valuation of Securities.  If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring before the fund’s pricing time but after the close of the exchange or market on which the security is principally traded, the security will be valued at its fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the fund’s Pricing Committee, and the actual calculation of a security’s fair value may be made by persons acting pursuant to the direction of the Trustees.

In deciding whether to a fair value a security, a fund’s Pricing Committee may review a variety of factors, including:

in the case of foreign securities:

•	developments in foreign markets,
•	the performance of U.S. securities markets after the close of trading in the market, and
•	the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities.

in the case of fixed income securities:

•	actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets.

in the case of all securities:

•	political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded,
•	announcements relating to the issuer of the security concerning matters such as trading suspensions, acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry, and
•	events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the fair market value of the fund’s portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that is no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price that a fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed, and these differences could be material. With respect to any portion of a fund’s assets that is invested in an other open-end investment company, that portion of the fund’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that other investment company.

Dividends

JHVIT intends to declare as dividends substantially all of the net investment income, if any, of each fund. Dividends from the net investment income and the net capital gain, if any, for each fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of that fund or paid in cash.

Each Money Market Trust seeks to maintain a constant per share NAV of $1.00. Dividends from net investment income for each of these funds will generally be declared and reinvested, or paid in cash, as to a share class daily. However, if class expenses exceed class income on any given day, as may occur from time to time in the current investment environment, the fund may determine not to pay a dividend on the class on that day and to resume paying dividends on that class only when, on a future date, the accumulated net investment income of the class is positive. The accumulated net investment income for a class on any day is equal to the accumulated income attributable to that class less the accumulated expenses attributable to that class since the last payment of a dividend on that class. When a fund resumes paying a dividend on a class, the amount of the initial dividend will be the accumulated net investment income for the class on the date of payment. As a result of this policy, a fund: (1) on any given day, may pay a dividend on all of its classes, on none of its classes or on some but not all of its classes; (2) may not pay a dividend on one or more classes for one or more indeterminate periods which may be as short as a day or quite lengthy; and (3) may, during a period in which it does not pay a dividend on a class, have days on which the net investment income for that class is positive but is not paid as a dividend because the accumulated net investment income for the class continues to be negative. In addition, a shareholder who purchases shares of a class with a negative accumulated net investment income could hold those shares during a period of positive net investment income and never receive a dividend unless and until that accumulated positive net investment income exceeded the negative accumulated net investment income at the time of purchase.

Disruptive Short Term Trading

None of the funds is designed for short-term trading (frequent purchases and redemption of shares) or market timing activities, which may increase portfolio transaction costs, disrupt management of a fund (affecting a subadviser’s ability to effectively manage a fund in accordance with its investment objective and policies) and dilute the interest in a fund held for long-term investment (“Disruptive Short-Term Trading”).

The Board has adopted procedures to deter Disruptive Short-Term Trading and JHVIT seeks to deter and prevent such trading through several methods:

First, to the extent that there is a delay between a change in the value of a fund’s holdings, and the time when that change is reflected in the NAV of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. JHVIT seeks to deter and prevent this activity, sometimes referred to as “market timing” or “stale price arbitrage,” by the appropriate use of “fair value” pricing of the funds’ portfolio securities. See “Purchases and Redemption of Shares” above for further information on fair value pricing.

Second, management of JHVIT will monitor purchases and redemptions of JHVIT shares either directly or through procedures adopted by the affiliated insurance companies that use JHVIT as their underlying investment vehicle. If management of JHVIT becomes aware of short-term trading that it believes, in its sole discretion, is having or may potentially have the effect of materially increasing portfolio transaction costs, significantly disrupting portfolio management or significantly diluting the interest in a fund held for long-term investment i.e. Disruptive Short-Term Trading, JHVIT may impose restrictions on such trading as described below.

Pursuant to Rule 22c-2 under the 1940 Act, JHVIT and each insurance company that uses JHVIT as an underlying investment vehicle have entered into information sharing agreements under which the insurance companies are obligated to: (i) adopt, and enforce during the term of the agreement, a short-term trading policy the terms of which are acceptable to JHVIT; (ii) furnish JHVIT, upon its request, with information regarding contract holder trading activities in shares of JHVIT; and (iii) enforce its short-term trading policy with respect to contract holders identified by JHVIT as having engaged in Disruptive Short-Term Trading. Further, when requested information regarding contract holder trading activities is in the possession of a financial intermediary rather than the insurance company, the agreement obligates the insurance company to undertake to obtain such information from the financial intermediary or, if directed by JHVIT, to cease to accept trading instructions from the financial intermediary for the contract holder.

Investors in JHVIT should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading that such limitations and ability may vary among insurance companies and by insurance product. Investors should also note that insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of fund shares by multiple investors are aggregated for presentation to a fund on a net basis, inherently make it more difficult for JHVIT to identify short-term transactions in a fund and the investor who is effecting the transaction. Therefore, no assurance can be given that JHVIT will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If JHVIT is unsuccessful in restricting Disruptive Short-Term Trading, the affected funds may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser’s ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

Market timers may target funds with the following types of investments:

1.	Funds with significant investments in foreign securities traded on markets that close before the fund determines its NAV.

2.	Funds with significant investments in high yield securities that are infrequently traded; and

3.	Funds with significant investments in small cap securities.

Market timers may also target funds with other types of investments for frequent trading of shares.

Policy Regarding Disclosure of Fund Portfolio Holdings

A description of the funds’ policies and procedures regarding disclosure of portfolio holdings can be found in the SAI.

Marketing Expense Allowance

JHVIT’s distributor, John Hancock Distributors, LLC pays American Funds Distributors, Inc. (“AFD”) a marketing expense allowance for AFD’s marketing assistance equal to the marketing expense rate set forth below multiplied by the dollar amount of new and subsequent investments received by the American Fund Insurance Series (“AFIS”) from the JHVIT Feeder Funds and the fund of funds that invest in the AFIS fund during the calendar year.

Aggregate Amount of New and Subsequent Investments
Received by the American Funds Insurance Series from
the Feeder Funds and the fund of funds [(excluding
exchanges other than exchanges through dollar cost
Marketing Expense Rate	averaging programs)] during the calendar year.
0.16%	$0-1.5 Billion
0.14%	Between $1.5 and $3.0 Billion
0.10%	Excess of $3.0 Billion

XBRL Filings

A fund’s XBRL filings are located at http://www.johnhancock.com/XBRL/JHT.html.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

The financial highlights table below for each fund is intended to help investors understand the financial performance of the fund for the past five years (or since inception in the case of a fund in operation for less than five years.) Certain information reflects financial results for a single share of a fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular fund (assuming reinvestment of all dividends and distributions). The total return information shown in the Financial Highlights tables does not reflect the fees and expenses of any separate account which may use John Hancock Variable Insurance Trust (“JHVIT”, formerly John Hancock Trust) as its underlying investment medium or of any variable insurance contract that may be funded in such a separate account. If these fees and expenses were included, the total return figures for all periods shown would be reduced.

The financial statements of JHVIT as of December 31, 2010, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with JHVIT’s financial statements, in JHVIT’s annual report which has been incorporated by reference into the SAI and is available upon request.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
500 Index Trust
Series I
12-31-2010	9.74	0.15	[1]	1.27	1.42	(0.15)	—	—	(0.15)	11.01	14.58	[2]	0.53	0.53	1.52	1,089	5
12-31-2009	7.87	0.15	[1]	1.87	2.02	(0.15)	—	—	(0.15)	9.74	25.74	[2]	0.54	0.54	1.84	986	3	[3]
12-31-2008	12.64	0.19	[1]	(4.88)	(4.69)	(0.08)	—	—	(0.08)	7.87	(37.21)[2]		0.54	0.54	1.78	795	4
12-31-2007	12.33	0.18	[1]	0.42	0.60	(0.29)	—	—	(0.29)	12.64	4.90	[2]	0.54	0.54	1.44	1,317	5
12-31-2006	10.80	0.16	[1]	1.48	1.64	(0.11)	—	—	(0.11)	12.33	15.26	[2]	0.54	0.54	1.44	1,323	15
Series NAV
12-31-2010	9.60	0.16	[1]	1.24	1.40	(0.15)	—	—	(0.15)	10.85	14.64	[2]	0.48	0.48	1.58	5,152	5
12-31-2009	7.75	0.15	[1]	1.85	2.00	(0.15)	—	—	(0.15)	9.60	25.94	[2]	0.49	0.49	1.88	4,440	3	[3]
12-31-2008	12.47	0.20	[1]	(4.84)	(4.64)	(0.08)	—	—	(0.08)	7.75	(37.26)[2]		0.49	0.49	2.22	3,210	4
12-31-2007	12.16	0.19	[1]	0.42	0.61	(0.30)	—	—	(0.30)	12.47	5.03	[2]	0.49	0.49	1.53	370	5
12-31-2006	10.80	0.15	[1]	1.32	1.47	(0.11)	—	—	(0.11)	12.16	13.70	[2]	0.52	0.51	1.35	38	15

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
500 Index Trust B
Series NAV
12-31-2010	13.91	0.25	[1]	1.81	2.06	(0.26)	—	—	(0.26)	15.71	14.86	[2]	0.49	0.25	1.77	886	10
12-31-2009	11.24	0.25	[1]	2.69	2.94	(0.27)	—	—	(0.27)	13.91	26.35	[2]	0.49	0.25	2.15	816	8	[3]
12-31-2008	18.51	0.32	[1]	(7.15)	(6.83)	(0.34)	(0.10)	—	(0.44)	11.24	(37.19)[2]		0.50	0.25	2.05	698	7
12-31-2007	18.13	0.32	[1]	0.62	0.94	(0.56)	—	—	(0.56)	18.51	5.25	[2]	0.49	0.25	1.72	1,215	13
12-31-2006	15.87	0.29	[1]	2.16	2.45	(0.19)	—	—	(0.19)	18.13	15.56	[2,4]	0.49	0.25	1.72	1,160	6

1Based on the average daily shares outstanding.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
4John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Active Bond Trust
Series I
12-31-2010	9.20	0.56	[1]	0.70	1.26	(0.75)	—	—	(0.75)	9.71	13.85	[2]	0.69	0.69	5.68	77	53	[3]
12-31-2009	7.91	0.56	[1]	1.38	1.94	(0.65)	—	—	(0.65)	9.20	24.80	[2]	0.68	0.68	6.33	83	78	[3]
12-31-2008	9.40	0.49	[1]	(1.47)	(0.98)	(0.51)	—	—	(0.51)	7.91	(10.54)[2]		0.69	0.69	5.36	79	100	[3]
12-31-2007	9.88	0.51	[1]	(0.12)	0.39	(0.87)	—	—	(0.87)	9.40	4.05	[2]	0.68	0.68	5.26	117	140	[3]
12-31-2006	9.73	0.44	[1]	(0.02)	0.42	(0.27)	—	—	(0.27)	9.88	4.42	[2,4]	0.69	0.69	4.53	139	207
Series NAV
12-31-2010	9.20	0.57	[1]	0.70	1.27	(0.76)	—	—	(0.76)	9.71	13.91	[2]	0.64	0.64	5.75	903	53	[3]
12-31-2009	7.91	0.56	[1]	1.39	1.95	(0.66)	—	—	(0.66)	9.20	24.86	[2]	0.63	0.63	6.39	1,342	78	[3]
12-31-2008	9.40	0.49	[1]	(1.47)	(0.98)	(0.51)	—	—	(0.51)	7.91	(10.48)[2]		0.64	0.64	5.44	1,685	100	[3]
12-31-2007	9.89	0.52	[1]	(0.13)	0.39	(0.88)	—	—	(0.88)	9.40	4.03	[2]	0.63	0.63	5.31	1,871	140	[3]
12-31-2006	9.73	0.40	[1]	0.03	0.43	(0.27)	—	—	(0.27)	9.89	4.54	[2,4]	0.64	0.64	4.18	1,774	207

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The Portfolio turnover rates including the effect of ”TBA” (to be announced) transactions for the periods ended were as follows: 77% for 12-31-10, 141% for 12-31-09, 255% for 12-31-08 and 284% for 12-31-07. The year ended 12-31-06 includes the effect of TBA transactions.
4John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
All Cap Core Trust
Series I
12-31-2010	14.79	0.17	[1]	1.75	1.92	(0.16)	—	—	(0.16)	16.55	13.04	[2]	0.86	0.86	1.03	83	219
12-31-2009	11.69	0.17	[1]	3.14	3.31	(0.21)	—	—	(0.21)	14.79	28.46	[2]	0.87	0.87	1.39	87	171	[3]
12-31-2008	19.83	0.19	[1]	(8.04)	(7.85)	(0.29)	—	—	(0.29)	11.69	(39.63)[2]		0.87	0.86	1.11	83	239
12-31-2007	19.60	0.23	[1]	0.29	0.52	(0.29)	—	—	(0.29)	19.83	2.66	[2,4]	0.86	0.86	1.12	172	257
12-31-2006	17.20	0.20	[1]	2.33	2.53	(0.13)	—	—	(0.13)	19.60	14.75	[2]	0.88	0.88	1.08	213	240
Series NAV
12-31-2010	14.80	0.16	[1]	1.77	1.93	(0.17)	—	—	(0.17)	16.56	13.09	[2]	0.71	0.71	1.08	286	219
12-31-2009	11.69	0.18	[1]	3.15	3.33	(0.22)	—	—	(0.22)	14.80	28.62	[2]	0.82	0.82	1.47	265	171	[3]
12-31-2008	19.84	0.20	[1]	(8.05)	(7.85)	(0.30)	—	—	(0.30)	11.69	(39.61)[2]		0.82	0.81	1.15	299	239
12-31-2007	19.62	0.24	[1]	0.29	0.53	(0.31)	—	—	(0.31)	19.84	2.70	[2,4]	0.81	0.81	1.17	763	257
12-31-2006	17.22	0.24	[1]	2.29	2.53	(0.13)	—	—	(0.13)	19.62	14.77	[2]	0.83	0.83	1.32	385	240

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
4Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.02, $0.02 and $0.01 for Series I, Series II and Series NAV. The total returns excluding the payment from affiliates was 2.56%, 2.31% and 2.65% for Series I, Series II and Series NAV, respectively.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
All Cap Value Trust
Series I
12-31-2010	7.08	0.04	[1]	1.26	1.30	(0.03)	—	—	(0.03)	8.35	18.35	[2]	0.90	0.90	0.51	37	75
12-31-2009	5.62	0.03	[1]	1.46	1.49	(0.03)	—	—	(0.03)	7.08	26.61	[2]	0.97	0.97	0.50	36	90	[3]
12-31-2008	8.16	0.05	[1]	(2.35)	(2.30)	(0.06)	(0.18)	—	(0.24)	5.62	(28.78)		0.99	0.99	0.72	36	77
12-31-2007	13.03	0.09	[1]	0.92	1.01	(0.24)	(5.64)	—	(5.88)	8.16	8.33	[2,4]	0.95	0.95	0.68	63	63
12-31-2006	14.70	0.11	[1]	1.68	1.79	(0.15)	(3.31)	—	(3.46)	13.03	13.71	[2]	0.92	0.92	0.86	68	57
Series NAV
12-31-2010	7.05	0.07	[1]	1.23	1.30	(0.03)	—	—	(0.03)	8.32	18.49	[2]	0.85	0.85	1.00	291	75
12-31-2009	5.60	0.03	[1]	1.46	1.49	(0.04)	—	—	(0.04)	7.05	26.59	[2]	0.92	0.92	0.51	21	90	[3]
12-31-2008	8.14	0.06	[1]	(2.36)	(2.30)	(0.06)	(0.18)	—	(0.24)	5.60	(28.79)		0.94	0.94	0.79	12	77
12-31-2007	12.99	0.12	[1]	0.92	1.04	(0.25)	(5.64)	—	(5.89)	8.14	8.67	[2,4]	0.85	0.85	0.86	17	63
12-31-2006	14.66	0.12	[1]	1.68	1.80	(0.16)	(3.31)	—	(3.47)	12.99	13.82	[2]	0.87	0.87	0.93	232	57

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

3The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
4Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.01, $0.02 and $0.01 for Series I, Series II and Series NAV, respectively. The total returns excluding the payment from affiliates were 8.20%, 7.91% and 8.54% for Series I, Series II and Series NAV, respectively.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Alpha Opportunities Trust
Series I
12-31-2010	15.14	0.03	[1]	2.18	2.21	(0.07)	(1.93)	—	(2.00)	15.35	16.92	[2]	1.07		1.07		0.20		—	[3]	185
12-31-2009[4]	12.57	0.03	[1]	2.57	2.60	(0.03)	—	—	(0.03)	15.14	20.68	[2,5]	1.13	[6]	1.13	[6]	0.34	[6]	—	[3]	222	[7]
Series NAV
12-31-2010	15.14	0.03	[1]	2.18	2.21	(0.07)	(1.93)	—	(2.00)[2]	15.35	16.98	[2]	1.03		1.02		0.22		924		185
12-31-2009	10.89	0.05	[1]	4.25	4.30	(0.05)	—	—	(0.05)	15.14	39.49	[2]	1.08		1.08		0.41		624		222	[7]
12-31-2008[8]	12.50	0.02	[1]	(1.63)	(1.61)	— [9]	—	—	— [9]	10.89	(12.85)[5]		1.06	[6]	1.06	[6]	0.70	[6]	280		52

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Less than $500,000.
4The inception date for Series I shares is 6-2-09.
5Not annualized.
6Annualized.
7The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
8The inception date for Series NAV shares is 10-7-08.
9Less than ($0.005) per share.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Asset Allocation Trust
Series I
12-31-2010	9.98	0.16	[1,2]	1.04	1.20	(0.17)	— [3]	—	(0.17)	11.01	12.06	[4]	0.62	[5]	0.62	[5]	1.53	[2]	216	3
12-31-2009	8.44	0.28	[1,2]	1.67	1.95	(0.19)	(0.22)	—	(0.41)	9.98	23.61	[4]	0.63	[5]	0.63	[5]	3.05	[2]	221	5
12-31-2008[6]	12.00	0.60	[1,2]	(3.90)	(3.30)	(0.25)	(0.01)	—	(0.26)	8.44	(27.39)[4,7]		0.64	[5,8,9]	0.63	[5,8,9]	9.72	[2,9]	2	1

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Less than ($0.005) per share.
4Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

5Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the years ended 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
6The inception date for Series I shares is 4-28-08.
7Not annualized.
8Does not include expenses of the investment companies in which the Portfolio invests.
9Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Blue Chip Income and Growth Trust
Series I
12-31-2010	10.26	0.18	[1,2]	1.05	1.23	(0.14)	—	—	(0.14)	11.35	12.01	[3]	0.64	[4]	0.64	[4]	1.72	[1]	43	12
12-31-2009	8.85	0.21	[1,2]	2.01	2.22	(0.15)	(0.66)	—	(0.81)	10.26	27.33		0.65	[4]	0.65	[4]	2.33	[1]	29	16
12-31-2008	14.88	0.24	[1,2]	(5.60)	(5.36)	(0.41)	(0.26)	—	(0.67)	8.85	(36.72)		0.58	[4]	0.58	[4]	2.02	[1]	18	131
12-31-2007	18.29	0.40	[1,2]	(0.12)[5]	0.28	(0.31)	(3.38)	—	(3.69)	14.88	1.65		0.38	[4]	0.38	[4]	2.24	[1]	19	12
12-31-2006	16.00	0.13	[1,2]	2.54	2.67	(0.09)	(0.29)	—	(0.38)	18.29	16.99		0.39	[6]	0.39	[6]	0.79	[1]	17	15

1Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2Based on the average daily shares outstanding.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the years ended 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
5The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
6Does not include expenses of the investment companies in which the Portfolio invests.

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions								Ratios to average net assets
				Net real-
				ized and										Expenses		Expenses
	Net asset	Net		unrealized	Total from						Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net					value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net		From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain		paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Bond Trust
Series I
12-31-2010	11.70	0.30	[1,2]	0.40	0.70	(0.32)	—		—	(0.32)	12.08	6.03	[3]	0.63	[4]	0.62	[4]	2.42	[2]	9	17
12-31-2009	10.70	0.30	[1,2]	1.01	1.31	(0.31)	—		—	(0.31)	11.70	12.21		0.63	[4]	0.63	[4]	2.64	[2]	10	11
12-31-2008	13.13	0.68	[1,2]	(1.91)	(1.23)	(1.18)	(0.02)		—	(1.20)	10.70	(9.72)		0.55	[4]	0.55	[4]	5.57	[2]	9	121
12-31-2007	13.32	1.04	[1,2]	(0.65)	0.39	(0.58)	—	[5]	—	(0.58)	13.13	2.96		0.37	[4]	0.37	[4]	7.85	[2]	10	4
12-31-2006	12.50	0.35	[1,2]	0.47	0.82	—	—		—	—	13.32	6.56		0.38	[6]	0.38	[6]	2.73	[2]	2	1

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the years ended 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
5Less than ($0.005) per share.
6Does not include expenses of the investment companies in which the Portfolio invests.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
American Fundamental Holdings Trust
Series I
12-31-2010	9.51	0.28	[1,2]	0.71	0.99	(0.16)	—	—	(0.16)	10.34	10.35	[3]	0.67	[4]	0.65	[4]	2.89	[2]	3		6
12-31-2009	7.61	0.23	[1,2]	1.82	2.05	(0.15)	—	—	(0.15)	9.51	26.88	[3]	0.67	[4,5]	0.63	[4]	2.64	[2]	—	[6]	3
12-31-2008	11.91	0.26	[1,2]	(3.96)	(3.70)	(0.27)	(0.33)	—	(0.60)	7.61	(30.92)[3]		0.69	[4,5]	0.64	[4]	2.50	[2]	—	[6]	1
12-31-2007[7]	12.50	0.24	[1,2]	(0.62)	(0.38)	(0.21)	—	—	(0.21)	11.91	(3.05)[3,8]		3.26	[4,9]	1.04	[4,9]	12.00	[2,9]	—	[6]	—	[8]

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the years ended 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
5Does not include expenses of the investment companies in which the Portfolio invests.
6Less than $500,000.
7The inception date for Series I, Series II and Series III shares is 10-31-07.
8Not annualized.
9Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
American Global Diversification Trust
Series I
12-31-2010	9.44	0.38	[1,2]	0.81	1.19	(0.20)	—	—	(0.20)	10.43	12.57	[3]	0.67	[4]	0.66	[4]	3.93	[1]	6		6
12-31-2009	7.04	0.32	[1,2]	2.24	2.56	(0.16)	—	—	(0.16)	9.44	36.32	[3]	0.67	[4]	0.63	[4]	3.58	[1]	1		5
12-31-2008	11.88	0.23	[1,2]	(4.38)	(4.15)	(0.24)	(0.45)	—	(0.69)	7.04	(34.72)[3]		0.69	[4]	0.64	[4]	2.31	[1]	—	[5]	6
12-31-2007[6]	12.50	0.27	[1,2]	(0.67)	(0.40)	(0.22)	—	—	(0.22)	11.88	(3.17)[3,7]		2.85	[4,8]	0.93	[4,8]	13.38	[1,8]	—	[5]	—

1Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2Based on the average daily shares outstanding.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the years ended 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
5Less than $500,000.
6The inception date for Series I, Series II and Series III shares is 10-31-07.
7Not annualized.
8Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
American Global Growth Trust
Series I
12-31-2010[1]	11.27	0.05	[2,3]	0.04	0.09	(0.11)	—	—	(0.11)	11.25	0.81	[4,5]	0.61	[6,7]	0.61	[6,7]	4.18	[3,7]	—	[8]	8

1The inception date for Series I shares is 11-5-10.
2Based on the average daily shares outstanding.
3Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
4Total returns would have been lower had certain expenses not been reduced during the periods shown.
5Not annualized.
6Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the years ended 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
7Annualized.
8Less than $500,000.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
American Global Small Capitalization Trust
Series I
12-31-2010[1]	10.08	0.06	[2,3]	0.11	0.17	(0.12)	—	—	(0.12)	10.13	1.64	[4,5]	0.65	[6]	0.65	[6]	3.82	[6]	—	[7]	14

1The inception date for Series I shares is 11-5-10.
2Based on the average daily shares outstanding.
3Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
4Not annualized.
5Total returns would have been lower had certain expenses not been reduced during the periods shown.
6Annualized.
7Less than $500,000.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Growth Trust
Series I
12-31-2010	13.26	0.05	[1,2]	2.37	2.42	(0.05)	—	—	(0.05)	15.63	18.24	[3]	0.62	[4]	0.62	[4]	0.36	[1]	109	5
12-31-2009	11.61	0.03	[1,2]	3.81	3.84	(0.03)	(2.16)	—	(2.19)	13.26	38.88		0.63	[4]	0.63	[4]	0.24	[1]	93	8
12-31-2008	21.65	0.11	[1,2]	(9.60)	(9.49)	(0.11)	(0.44)	—	(0.55)	11.61	(44.20)		0.56	[4]	0.56	[4]	0.64	[1]	75	16
12-31-2007	21.73	0.10	[1,2]	2.44	2.54	(0.18)	(2.44)	—	(2.62)	21.65	11.93		0.37	[4]	0.37	[4]	0.43	[1]	102	9
12-31-2006	19.98	0.13	[1,2]	1.81	1.94	(0.06)	(0.13)	—	(0.19)	21.73	9.80		0.38	[5]	0.38	[5]	0.62	[1]	99	3

1Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2Based on the average daily shares outstanding.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the years ended 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
5Does not include expenses of the investment companies in which the Portfolio invests.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Growth-Income Trust
Series I
12-31-2010	13.55	0.14	[1,2]	1.37	1.51	(0.16)	—	—	(0.16)	14.90	11.13	[3]	0.62	[4]	0.62	[4]	1.04	[1]	240	6
12-31-2009	11.53	0.23	[1,2]	3.02	3.25	(0.15)	(1.08)	—	(1.23)	13.55	30.79		0.63	[4]	0.63	[4]	1.88	[1]	257	18
12-31-2008	19.53	0.22	[1,2]	(7.57)	(7.35)	(0.24)	(0.41)	—	(0.65)	11.53	(38.08)		0.55	[4]	0.55	[4]	1.39	[1]	19	15
12-31-2007	20.19	0.26	[1,2]	0.66	0.92	(0.60)	(0.98)	—	(1.58)	19.53	4.64		0.37	[4]	0.37	[4]	1.24	[1]	29	5
12-31-2006	17.81	0.25	[1,2]	2.36	2.61	(0.21)	(0.02)	—	(0.23)	20.19	14.80		0.38	[5]	0.38	[5]	1.35	[1]	20	2

1Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2Based on the average daily shares outstanding.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the years ended 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
5Does not include expenses of the investment companies in which the Portfolio invests.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
American High Income Bond Trust
Series I
12-31-2010[1]	11.68	0.67	[2,3]	(0.62)	0.05	(0.78)	—	—	(0.78)	10.95	0.41	[4,5]	0.65	[6,7]	0.65	[6,7]	5.94	[3,5]	—	[8]	19

1The inception date for Series I shares is 11-5-10.
2Based on the average daily shares outstanding.
3Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
4Total returns would have been lower had certain expenses not been reduced during the periods shown.
5Not annualized.
6Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the years ended 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
7Annualized.
8Less than $500,000.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American International Trust
Series I
12-31-2010	15.52	0.26	[1,2]	0.81	1.07	(0.26)	—	—	(0.26)	16.33	6.88	[3]	0.62	[4]	0.62	[4]	1.73	[2]	117	12
12-31-2009	14.31	0.17	[1,2]	4.60	4.77	(0.15)	(3.41)	—	(3.56)	15.52	42.59		0.63	[4]	0.63	[4]	1.19	[2]	101	10
12-31-2008	26.71	0.39	[1,2]	(11.51)	(11.12)	(0.51)	(0.77)	—	(1.28)	14.31	(42.37)		0.55	[4]	0.55	[4]	1.86	[2]	69	18
12-31-2007	24.92	0.33	[1,2]	4.37	4.70	(0.43)	(2.48)	—	(2.91)	26.71	19.58		0.37	[4]	0.37	[4]	1.23	[2]	106	10
12-31-2006	21.44	0.36	[1,2]	3.57	3.93	(0.21)	(0.24)	—	(0.45)	24.92	18.53		0.38	[5]	0.38	[5]	1.56	[2]	70	6

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the years ended 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
5Does not include expenses of the investment companies in which the Portfolio invests.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American New World Trust
Series I
12-31-2010	11.84	0.28	[1,2]	1.78	2.06	(0.15)	—	—	(0.15)	13.75	17.42	[3]	0.66	[4]	0.65	[4]	2.26	[1]	8	26
12-31-2009[5]	8.94	0.24	[1,2]	2.78	3.02	(0.12)	—	—	(0.12)	11.84	33.73	[3,6]	0.66	[4,7]	0.63	[4,7]	3.27	[1,7]	2	22

1Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2Based on the average daily shares outstanding.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the years ended 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
5The inception date for Series I shares is 5-6-09.
6Not annualized.
7Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Balanced Trust
Series I
12-31-2010	14.83	0.20	[1]	1.64	1.84	(0.12)	(0.21)	—	(0.33)	16.34	12.58	[2]	1.02		1.02		1.33		1		35	[3]
12-31-2009[4]	12.50	0.11	[1]	2.58	2.69	(0.13)	(0.23)	—	(0.36)	14.83	21.52	[2,5]	1.23	[6]	1.06	[6]	1.12	[6]	—	[7]	80	[3,8]
Series NAV
12-31-2010	14.83	0.21	[1]	1.64	1.85	(0.13)	(0.21)	—	(0.34)	16.34	12.64	[2]	0.97		0.97		1.37		96		35	[3]
12-31-2009[4]	12.50	0.11	[1]	2.59	2.70	(0.14)	(0.23)	—	(0.37)	14.83	21.58	[2,5]	1.18	[6]	1.01	[6]	1.18	[6]	33		80	[3,8]

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The Portfolio turnover rates including the effect of ”TBA” (to be announced) for the periods ended were as follows: 58% for 12-31-10 and 89% for 12-31-09.
4The inception date for Series I and Series NAV shares is 4-30-09.
5Not annualized.
6Annualized.
7Less than $500,000.
8The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Blue Chip Growth Trust
Series I
12-31-2010	17.45	—	[1,2]	2.82	2.82	(0.02)	—	—	(0.02)	20.25	16.15	[3]	0.87	0.84	(0.01)	328	44
12-31-2009	12.23	0.02	[1]	5.22	5.24	(0.02)	—	—	(0.02)	17.45	42.89	[3]	0.89	0.86	0.11	335	47	[4]
12-31-2008	21.70	0.03	[1]	(9.14)	(9.11)	(0.05)	(0.31)	—	(0.36)	12.23	(42.53)[3]		0.90	0.87	0.18	281	58
12-31-2007	19.39	0.08	[1]	2.38	2.46	(0.15)	—	—	(0.15)	21.70	12.75	[3,5]	0.88	0.85	0.40	593	34
12-31-2006	17.73	0.10	[1]	1.60	1.70	(0.04)	—	—	(0.04)	19.39	9.58	[3,6]	0.88	0.86	0.53	668	37
Series NAV
12-31-2010	17.41	0.01	[1]	2.82	2.83	(0.02)	—	—	(0.02)	20.22	16.25	[3]	0.82	0.79	0.05	1,361	44
12-31-2009	12.20	0.03	[1]	5.21	5.24	(0.03)	—	—	(0.03)	17.41	42.97	[3]	0.84	0.81	0.18	1,135	47	[4]
12-31-2008	21.66	0.04	[1]	(9.12)	(9.08)	(0.07)	(0.31)	—	(0.38)	12.20	(42.52)[3]		0.85	0.82	0.23	1,299	58
12-31-2007	19.36	0.10	[1]	2.37	2.47	(0.17)	—	—	(0.17)	21.66	12.81	[3,5]	0.83	0.80	0.46	2,491	34
12-31-2006	17.71	0.10	[1]	1.59	1.69	(0.04)	—	—	(0.04)	19.36	9.59	[3,6]	0.83	0.81	0.56	1,880	37

1Based on the average daily shares outstanding.
2Less than ($0.005) per share.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
5Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.01, less than $0.005 and $0.01 for Series I, Series II and Series NAV. The total returns excluding the payment from affiliates was 12.70%, 12.51% and 12.76% for Series I, Series II and Series NAV, respectively.
6John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Capital Appreciation Trust
Series I
12-31-2010	8.90	0.01	[1]	1.04	1.05	(0.01)	—	—	(0.01)	9.94	11.83	[2]	0.79	0.79	0.16	217	77	[3]
12-31-2009	6.27	0.02	[1]	2.63	2.65	(0.02)	—	—	(0.02)	8.90	42.29	[2]	0.80	0.80	0.26	136	85	[4]
12-31-2008	10.05	0.04	[1]	(3.78)	(3.74)	(0.04)	—	—	(0.04)	6.27	(37.22)		0.81	0.81	0.41	114	97
12-31-2007	9.07	0.03	[1]	1.02	1.05	(0.03)	(0.04)	—	(0.07)	10.05	11.61	[2,5]	0.82	0.82	0.31	227	73
12-31-2006	10.02	0.01	[1]	0.20	0.21	—	(1.16)	—	(1.16)	9.07	2.26	[2,6]	0.83	0.83	0.11	263	114	[3]
Series NAV
12-31-2010	8.90	0.02	[1]	1.04	1.06	(0.02)	—	—	(0.02)	9.94	11.88	[2]	0.74	0.74	0.19	821	77	[3]
12-31-2009	6.27	0.02	[1]	2.63	2.65	(0.02)	—	—	(0.02)	8.90	42.36	[2]	0.75	0.75	0.31	791	85	[4]
12-31-2008	10.06	0.04	[1]	(3.78)	(3.74)	(0.05)	—	—	(0.05)	6.27	(37.23)		0.76	0.76	0.46	526	97
12-31-2007	9.08	0.03	[1]	1.03	1.06	(0.04)	(0.04)	—	(0.08)	10.06	11.69	[2,5]	0.77	0.77	0.36	780	73
12-31-2006	10.02	0.01	[1]	0.21	0.22	—	(1.16)	—	(1.16)	9.08	2.38	[2,6]	0.78	0.78	0.15	627	114	[3]

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Excludes merger activity.
4The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
5Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: less than $0.005 for Series I and Series II and $0.01 for Series NAV. The total returns excluding the payment from affiliates was 11.61%, 11.36% and 11.58% for Series I, Series II and Series NAV, respectively.
6John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Capital Appreciation Value Trust
Series I
12-31-2010	11.47	0.16	[1]	1.41	1.57	(0.18)	(1.36)	—	(1.54)	11.50	13.83	[2]	1.02		0.98		1.38		1		62
12-31-2009	9.02	0.20	[1]	2.52	2.72	(0.22)	(0.05)	—	(0.27)	11.47	30.06	[2]	1.05		1.01		1.93		1		91	[3]
12-31-2008[4]	12.50	0.15	[1]	(3.56)	(3.41)	(0.07)	—	—	(0.07)	9.02	(27.26)[2,5]		1.22	[6]	1.18	[6]	2.01	[6]	—	[7]	55	[8]
Series NAV
12-31-2010	11.46	0.17	[1]	1.40	1.57	(0.18)	(1.36)	—	(1.54)	11.49	13.90	[2]	0.97		0.93		1.42		5		62
12-31-2009	9.02	0.19	[1]	2.52	2.71	(0.22)	(0.05)	—	(0.27)	11.46	30.12	[2]	1.00		0.96		1.89		3		91	[3]
12-31-2008[4]	12.50	0.16	[1]	(3.56)	(3.40)	(0.08)	—	—	(0.08)	9.02	(27.23)[2,5]		1.17	[6]	1.13	[6]	2.26	[6]	1		55	[8]

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

4The inception date for Series I, Series II and Series NAV shares is 4-28-08.
5Not annualized.
6Annualized.
7Less than $500,000.
8The Portfolio turnover rate, including the effect of “TBA— (to be announced) securities for the period ended is 63%.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Core Allocation Plus Trust
Series I
12-31-2010	10.13	0.15	[1]	0.90	1.05	(0.12)	(0.17)	—	(0.29)	10.89	10.50	[2]	1.04	1.04	1.44	27	132
12-31-2009	8.50	0.11	[1]	2.03	2.14	(0.16)	(0.35)	—	(0.51)	10.13	25.20	[2]	1.12	1.12	1.16	25	174	[3,4]
12-31-2008[5]	12.50	0.12	[1]	(4.06)	(3.94)	(0.06)	—	—	(0.06)	8.50	(31.50)[2,6]		1.63	1.63	1.12	11	97	[3]
Series NAV
12-31-2010	10.13	0.16	[1]	0.89	1.05	(0.12)	(0.17)	—	(0.29)	10.89	10.55	[2]	0.99	0.99	1.51	56	132
12-31-2009	8.49	0.12	[1]	2.03	2.15	(0.16)	(0.35)	—	(0.51)	10.13	25.41	[2]	1.07	1.07	1.23	22	174	[3,4]
12-31-2008[5]	12.50	0.13	[1]	(4.07)	(3.94)	(0.07)	—	—	(0.07)	8.49	(31.53)[2,6]		1.59	1.59	1.15	4	97	[3]

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The Portfolio turnover rate including the effect of “TBA” (to be announced) is 139%, 213% and 122% for the year ended 12-31-10, 12-31-09 and 12-31-08, respectively.
4The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
5The inception date for Series I, Series II and Series NAV shares is 1-2-08.
6Not annualized.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)		(%)
Core Bond Trust
Series I
12-31-2010	13.24	0.37	[1]	0.56	0.93	(0.37)	(0.12)	—	(0.49)	13.68	7.08	[2]	0.68	0.68	2.71	1		562	[3]
12-31-2009	12.33	0.48	[1]	0.74	1.22	(0.31)	—	—	(0.31)	13.24	9.93	[2]	0.74	0.74	3.72	2		461	[3,4]
12-31-2008	12.55	0.56	[1]	(0.14)	0.42	(0.64)	—	—	(0.64)	12.33	3.38	[2]	0.85	0.85	4.52	1		467	[3]
12-31-2007	12.68	0.59	[1]	0.18	0.77	(0.90)	—	—	(0.90)	12.55	6.26	[2]	0.80	0.79	4.71	—	[5]	336	[3]
12-31-2006	12.64	0.56	[1]	(0.11)	0.45	(0.41)	—	—	(0.41)	12.68	3.72	[2]	0.84	0.84	4.50	—	[5]	359
Series NAV
12-31-2010	13.20	0.37	[1]	0.57	0.94	(0.38)	(0.12)	—	(0.50)	13.64	7.17	[2]	0.63	0.63	2.68	1,808		562	[3]
12-31-2009	12.30	0.47	[1]	0.75	1.22	(0.32)	—	—	(0.32)	13.20	9.94	[2]	0.65	0.65	3.64	1,086		461	[3,4]
12-31-2008	12.52	0.57	[1]	(0.14)	0.43	(0.65)	—	—	(0.65)	12.30	3.44	[2]	0.77	0.77	4.50	253		467	[3]
12-31-2007	12.66	0.60	[1]	0.17	0.77	(0.91)	—	—	(0.91)	12.52	6.28	[2]	0.75	0.74	4.75	284		336	[3]
12-31-2006	12.62	0.56	[1]	(0.10)	0.46	(0.42)	—	—	(0.42)	12.66	3.84	[2]	0.79	0.79	4.48	222		359

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The Portfolio turnover rates including the effect of “TBA— (to be announced) transactions for the periods ended were as follows: 1,004% for 12-31-10, 924% for 12-31-09, 1,049% for 12-31-08 and 621% for 12-31-07. The year ended 12-31-06 includes the effect of TBA transactions.
4The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
5Less than $500,000.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Core Diversified Growth & Income Trust
Series I
12-31-2010	11.15	0.23	[1,2]	0.97	1.20	(0.17)	(0.06)	—	(0.23)	12.12	10.82	[3]	2.54	[4]	0.47	[4]	2.03	[2]	2		27
12-31-2009	8.71	0.74	[1,2]	1.88	2.62	(0.18)	—	—	(0.18)	11.15	30.07	[3]	5.91	[4]	0.51	[4]	7.06	[2]	1		157
12-31-2008[5]	12.50	0.23	[1,2]	(3.79)	(3.56)	(0.23)	—	—	(0.23)	8.71	(28.43)[3,6]		5.68	[4,7]	0.66	[4,7]	4.41	[2,7]	—	[8]	7
Series NAV
12-31-2010	11.13	0.21	[1,2]	1.04	1.25	(0.21)	(0.06)	—	(0.27)	12.11	11.29	[3]	2.12	[4]	0.12	[4]	1.84	[2]	—	[8]	27
12-31-2009	8.70	0.21	[1,2]	2.46	2.67	(0.24)	—	—	(0.24)	11.13	30.79	[3]	5.32	[4]	0.07	[4]	2.19	[2]	—	[8]	157
12-31-2008[5]	12.50	0.26	[1,2]	(3.80)	(3.54)	(0.26)	—	—	(0.26)	8.70	(28.24)[3,6]		5.09	[4,7]	0.06	[4,7]	5.02	[2,7]	—	[8]	7

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between, 0.29% -0.61%, 0.29% - 0.56% and 0.25% - 0.73% based on the mix of underlying funds held by the portfolio for years ended 12-31-10, 12-31-09 and 12-31-08, respectively.
5The inception date for Seies I, Series II, Series III and Series NAV shares is 7-1-08.
6Not annualized.
7Annualized.
8Less than $500,000.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Core Strategy Trust
Series I
12-31-2010	11.51	0.12	[1,2]	1.31	1.43	(0.25)	(0.03)	—	(0.28)	12.66	12.42	[3]	0.13	[4]	0.07	[4]	0.98	[2]	—	[5]	15
12-31-2009	9.67	0.18	[1,2]	1.92	2.10	(0.18)	(0.08)	—	(0.26)	11.51	21.87	[3]	0.13	[4]	0.07	[4]	1.80	[2]	—	[5]	22
12-31-2008[6]	13.09	0.14	[1,2]	(3.40)	(3.26)	(0.15)	(0.01)	—	(0.16)	9.67	(24.84)[3,7]		0.15	[4,8]	0.07	[4,8]	1.79	[2,8]	—	[5]	5
Series NAV
12-31-2010	11.51	0.32	[1,2]	1.13	1.45	(0.26)	(0.03)	—	(0.29)	12.67	12.56	[3]	0.08	[4]	0.02	[4]	2.69	[2]	19		15
12-31-2009	9.67	0.43	[1,2]	1.68	2.11	(0.19)	(0.08)	—	(0.27)	11.51	21.93	[3]	0.08	[4]	0.02	[4]	3.97	[2]	9		22
12-31-2008[6]	13.09	0.27	[1,2]	(3.52)	(3.25)	(0.16)	(0.01)	—	(0.17)	9.67	(24.82)[3,7]		0.10	[4,8]	0.02	[4,8]	3.85	[2,8]	—	[5]	5

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows: 0.48% - 0.50%, 0.49% - 0.51%, 0.49% - 0.57%, and 0.49% - 0.55%, for the years ended 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
5Less than $500,000.
6The inception date for Series I and Series NAV shares is 4-28-08.
7Not annualized.
8Annualized.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Disciplined Diversification Trust
Series I
12-31-2010	11.03	0.17	[1]	1.31	1.48	(0.19)	—	—	(0.19)	12.32	13.40	[2]	0.92		0.87		1.45		—	[3]	5
12-31-2009	8.90	0.16	[1]	2.26	2.42	(0.21)	(0.08)	—	(0.29)	11.03	27.22	[2]	0.94		0.75		1.72		—	[3]	62	[4]
12-31-2008[5]	12.50	0.19	[1]	(3.67)	(3.48)	(0.11)	(0.01)	—	(0.12)	8.90	(27.87)[6]		1.04	[7]	0.75	[7]	2.63	[7]	1		7
Series NAV
12-31-2010	11.03	0.18	[1]	1.30	1.48	(0.19)	—	—	(0.19)	12.32	13.45	[2]	0.87		0.82		1.57		104		5
12-31-2009	8.90	0.17	[1]	2.25	2.42	(0.21)	(0.08)	—	(0.29)	11.03	27.27	[2]	0.89		0.70		1.66		46		62	[4]
12-31-2008[5]	12.50	0.16	[1]	(3.64)	(3.48)	(0.11)	(0.01)	—	(0.12)	8.90	(27.83)[6]		0.99	[7]	0.70	[7]	2.40	[7]	2		7

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Less than $500,000.
4The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
5The inception date for Series I, Series II and Series NAV shares is 4-28-08.
6Not annualized.
7Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Emerging Markets Value Trust
Series I
12-31-2010	13.52	0.09	[1]	2.94	3.03	(0.20)	(0.36)	—	(0.56)	15.99	23.02	[2]	1.12		1.12		0.65		11	21
12-31-2009	6.74	0.07	[1]	6.73	6.80	(0.01)	(0.01)	—	(0.02)	13.52	101.12	[2]	1.13		1.13		0.68		8	28	[3]
12-31-2008	14.64	0.25	[1]	(7.86)	(7.61)	(0.26)	(0.03)	—	(0.29)	6.74	(52.17)[2]		1.14		1.14		2.53		3	19
12-31-2007[4]	12.50	0.14	[1]	2.41	2.55	(0.09)	(0.32)	—	(0.41)	14.64	20.57	[2,5]	1.14	[6]	1.13	[6]	1.46	[6]	1	9
Series NAV
12-31-2010	13.51	0.11	[1]	2.92	3.03	(0.20)	(0.36)	—	(0.56)	15.98	23.10	[2]	1.07		1.07		0.80		1,088	21
12-31-2009	6.73	0.08	[1]	6.72	6.80	(0.01)	(0.01)	—	(0.02)	13.51	101.36	[2]	1.08		1.08		0.84		1,028	28	[3]
12-31-2008	14.56	0.27	[1]	(7.80)	(7.53)	(0.27)	(0.03)	—	(0.30)	6.73	(51.93)[2]		1.09		1.09		2.42		300	19
12-31-2007[4]	12.50	0.15	[1]	2.33	2.48	(0.10)	(0.32)	—	(0.42)	14.56	19.94	[2,5]	1.09	[6]	1.08	[6]	1.61	[6]	517	9

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
4The inception date for Series I and Series NAV shares is 5-1-07.
5Not annualized.
6Annualized.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Equity-Income Trust
Series I
12-31-2010	12.27	0.23	[1]	1.62	1.85	(0.25)	—	—	(0.25)	13.87	15.12	[2]	0.87	0.84	1.84	348	14
12-31-2009	9.96	0.22	[1]	2.32	2.54	(0.23)	—	—	(0.23)	12.27	25.72	[2]	0.90	0.86	2.17	352	17	[3,4]
12-31-2008	16.47	0.34	[1]	(6.14)	(5.80)	(0.35)	(0.36)	—	(0.71)	9.96	(35.96)[2]		0.91	0.87	2.48	344	32
12-31-2007	18.52	0.32	[1]	0.28	0.60	(0.54)	(2.11)	—	(2.65)	16.47	3.35	[2,5]	0.89	0.86	1.73	694	25
12-31-2006	16.87	0.27	[1]	2.75	3.02	(0.27)	(1.10)	—	(1.37)	18.52	19.02	[2,6]	0.89	0.87	1.60	830	16
Series NAV
12-31-2010	12.23	0.24	[1]	1.62	1.86	(0.26)	—	—	(0.26)	13.83	15.23	[2]	0.82	0.79	1.90	1,427	14
12-31-2009	9.93	0.22	[1]	2.32	2.54	(0.24)	—	—	(0.24)	12.23	25.75	[2]	0.85	0.81	2.13	1,390	17	[3,4]
12-31-2008	16.43	0.35	[1]	(6.13)	(5.78)	(0.36)	(0.36)	—	(0.72)	9.93	(35.94)[2]		0.86	0.82	2.55	808	32
12-31-2007	18.49	0.33	[1]	0.28	0.61	(0.56)	(2.11)	—	(2.67)	16.43	3.39	[2,5]	0.84	0.81	1.79	1,431	25
12-31-2006	16.85	0.28	[1]	2.74	3.02	(0.28)	(1.10)	—	(1.38)	18.49	19.05	[2,6]	0.84	0.82	1.65	1,290	16

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Excludes merger activity.
4The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
5Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: less than $0.005 per share for Series I and Series NAV and $0.01 for Series II. The total returns excluding the payment from affiliates was 3.35%, 3.10% and 3.39% for Series I, Series II and Series NAV, respectively.
6An affiliate of the Portfolio made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Financial Services Trust
Series I
12-31-2010	10.58	0.09	[1]	1.21	1.30	(0.04)	—	—	(0.04)	11.84	12.25	[2]	0.93	0.93	0.80	125	15
12-31-2009	7.53	0.05	[1]	3.06	3.11	(0.06)	—	—	(0.06)	10.58	41.41	[2]	0.96	0.96	0.63	45	13	[3]
12-31-2008	14.54	0.10	[1]	(6.34)	(6.24)	(0.09)	(0.68)	—	(0.77)	7.53	(44.65)[2]		0.95	0.95	0.91	33	11
12-31-2007	18.78	0.13	[1]	(1.45)	(1.32)	(0.24)	(2.68)	—	(2.92)	14.54	(6.82)[2,4]		0.91	0.91	0.68	52	12
12-31-2006	15.31	0.10	[1]	3.43	3.53	(0.06)	— [5]	—	(0.06)	18.78	23.12	[2,6]	0.91	0.91	0.58	80	12
Series NAV
12-31-2010	10.57	0.09	[1]	1.20	1.29	(0.04)	—	—	(0.04)	11.82	12.22	[2]	0.88	0.88	0.83	23	15
12-31-2009	7.52	0.06	[1]	3.06	3.12	(0.07)	—	—	(0.07)	10.57	41.53	[2]	0.91	0.91	0.68	25	13	[3]
12-31-2008	14.53	0.11	[1]	(6.34)	(6.23)	(0.10)	(0.68)	—	(0.78)	7.52	(44.63)[2]		0.90	0.90	0.97	20	11
12-31-2007	18.77	0.14	[1]	(1.45)	(1.31)	(0.25)	(2.68)	—	(2.93)	14.53	(6.74)[2,4]		0.86	0.86	0.75	42	12
12-31-2006	15.31	0.10	[1]	3.43	3.53	(0.07)	— [5]	—	(0.07)	18.77	23.16	[2,6]	0.86	0.86	0.63	55	12

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
4Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: Less than $0.005 per share for Series I and Series NAV and $0.01 for Series II. The total returns excluding the payment from affiliates was (6.82)%, (6.99)% and (6.74)% for Series I, Series II and Series NAV, respectively.
5Less than ($0.005) per share.
6John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Franklin Templeton Founding Allocation Trust
Series I
12-31-2010	9.33	0.37	[1,2]	0.62	0.99	(0.37)	—	—	(0.37)	9.95	10.67	[3]	0.12	[4]	0.10	[4,5]	3.87	[2]	47	5
12-31-2009	7.36	0.39	[1,2]	1.93	2.32	(0.35)	—	—	(0.35)	9.33	31.47	[3]	0.12	[4]	0.08	[4,5]	4.68	[2]	43	8
12-31-2008[6]	11.16	0.59	[1,2]	(3.94)	(3.35)	(0.27)	(0.18)	—	(0.45)	7.36	(30.39)[3,7]		0.15	[4,8]	0.08	[4,5,8]	7.77	[2,8]	12	4	[7]
Series NAV
12-31-2010	9.33	0.41	[1,2]	0.59	1.00	(0.38)	—	—	(0.38)	9.95	10.72	[3]	0.07	[4]	0.05	[4,5]	4.37		8	5
12-31-2009	7.36	0.53	[1,2]	1.79	2.32	(0.35)	—	—	(0.35)	9.33	31.54	[3]	0.07	[4]	0.03	[4,5]	6.34		5	8
12-31-2008[9]	11.26	0.60	[1,2]	(4.22)	(3.62)	(0.28)	—	—	(0.28)	7.36	(32.08)[3,7]		0.08	[4,8]	0.03	[4,5,8]	10.86	[8]	1	4	[7]

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

4Does not include expenses of the investment companies in which the Portfolio invests.
5Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.85% – 1.03%, 0.86% – 1.03%, 0.87% – 1.06% and 0.86% – 1.06% based on the mix of underlying funds held by the portfolio, for years ended 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
6The inception date for Series I shares is 1-28-08.
7Not annualized.
8Annualized.
9The inception date for Series NAV shares is 4-28-08.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Fundamental Value Trust
Series I
12-31-2010	12.79	0.11	[1]	1.56	1.67	(0.15)	—	—	(0.15)	14.31	13.10	[2]	0.85	0.85	0.87	429	16
12-31-2009	9.79	0.10	[1]	3.00	3.10	(0.10)	—	—	(0.10)	12.79	31.78	[2]	0.83	0.83	0.92	448	22	[3,4]
12-31-2008	16.50	0.13	[1]	(6.55)	(6.42)	(0.12)	(0.17)	—	(0.29)	9.79	(39.32)[2]		0.86	0.86	1.04	406	28	[3]
12-31-2007	16.82	0.19	[1]	0.47	0.66	(0.28)	(0.70)	—	(0.98)	16.50	4.04	[2]	0.85	0.85	1.13	177	8
12-31-2006	15.32	0.13	[1]	2.01	2.14	(0.12)	(0.52)	—	(0.64)	16.82	14.51	[2]	0.86	0.86	0.86	204	18
Series NAV
12-31-2010	12.75	0.12	[1]	1.56	1.68	(0.16)	—	—	(0.16)	14.27	13.20	[2]	0.80	0.80	0.92	990	16
12-31-2009	9.76	0.10	[1]	3.00	3.10	(0.11)	—	—	(0.11)	12.75	31.84	[2]	0.78	0.78	0.95	1,034	22	[3,4]
12-31-2008	16.45	0.15	[1]	(6.55)	(6.40)	(0.12)	(0.17)	—	(0.29)	9.76	(39.27)[2]		0.81	0.81	1.11	684	28	[3]
12-31-2007	16.78	0.20	[1]	0.46	0.66	(0.29)	(0.70)	—	(0.99)	16.45	4.08	[2]	0.80	0.80	1.18	789	8
12-31-2006	15.29	0.14	[1]	2.01	2.15	(0.14)	(0.52)	—	(0.66)	16.78	14.56	[2]	0.81	0.81	0.91	612	18

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Excludes merger activity.
4The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Global Trust
Series I
12-31-2010	13.64	0.22	[1]	0.84	1.06	(0.22)	—	—	(0.22)	14.48	7.76	[2]	0.96	0.94	1.64	178	8
12-31-2009	10.54	0.18	[1]	3.12	3.30	(0.20)	—	—	(0.20)	13.64	31.37	[2]	0.96	0.93	1.58	182	10	[3]
12-31-2008	17.91	0.33	[1]	(7.40)	(7.07)	(0.30)	—	—	(0.30)	10.54	(39.51)[2]		1.00	0.99	2.26	131	12
12-31-2007	19.20	0.26	[1]	(0.02)	0.24	(0.45)	(1.08)	—	(1.53)	17.91	1.28	[2,4]	0.97	0.96	1.35	303	40
12-31-2006	16.17	0.27	[1]	2.99	3.26	(0.23)	—	—	(0.23)	19.20	20.32	[2]	1.01	0.99	1.58	359	27
Series NAV
12-31-2010	13.63	0.23	[1]	0.83	1.06	(0.22)	—	—	(0.22)	14.47	7.83	[2]	0.91	0.89	1.69	472	8
12-31-2009	10.53	0.19	[1]	3.11	3.30	(0.20)	—	—	(0.20)	13.63	31.46	[2]	0.91	0.88	1.67	473	10	[3]
12-31-2008	17.90	0.32	[1]	(7.38)	(7.06)	(0.31)	—	—	(0.31)	10.53	(39.49)[2]		0.95	0.94	2.22	375	12
12-31-2007	19.20	0.21	[1]	0.04 [5]	0.25	(0.47)	(1.08)	—	(1.55)	17.90	1.32	[2,4]	0.92	0.91	1.12	384	40
12-31-2006	16.17	0.27	[1]	3.00	3.27	(0.24)	—	—	(0.24)	19.20	20.42	[2]	0.96	0.96	1.56	2	27

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
4Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:$0.03, $0.04 and less than $0.005 for Series I, Series II and Series NAV. The total returns excluding the payments from affiliates were 1.11%, 0.87% and 1.32% for Series I, Series II and Series NAV, respectively.
5The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including			Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Global Bond Trust
Series I
12-31-2010	12.14	0.32	[1]	0.92	1.24	(0.46)	—	—	(0.46)	12.92	10.30	[2]	0.83		0.83		2.50	91	394	[3]
12-31-2009	14.44	0.47	[1]	1.11	1.58	(1.79)	(2.09)	—	(3.88)	12.14	15.39	[2]	0.83		0.83		3.76	96	280	[3]
12-31-2008	15.20	0.72	[1]	(1.39)	(0.67)	(0.09)	—	—	(0.09)	14.44	(4.48)[2]		0.89		0.89		4.69	99	487	[3]
12-31-2007	14.93	0.59	[1]	0.79	1.38	(1.11)	—	—	(1.11)	15.20	9.63	[2]	0.86	[4]	0.86	[4]	3.96	117	325	[3]
12-31-2006	14.37	0.53	[1]	0.22	0.75	—	(0.19)	—	(0.19)	14.93	5.27	[2,5]	0.85	[6]	0.85	[6]	3.61	115	204
Series NAV
12-31-2010	12.10	0.32	[1]	0.93	1.25	(0.47)	—	—	(0.47)	12.88	10.40	[2]	0.78		0.78		2.55	749	394	[3]
12-31-2009	14.41	0.47	[1]	1.10	1.57	(1.79)	(2.09)	—	(3.88)	12.10	15.41	[2]	0.78		0.78		3.80	647	280	[3]
12-31-2008	15.16	0.72	[1]	(1.38)	(0.66)	(0.09)	—	—	(0.09)	14.41	(4.42)[2]		0.84		0.84		4.72	602	487	[3]
12-31-2007	14.91	0.60	[1]	0.78	1.38	(1.13)	—	—	(1.13)	15.16	9.60	[2]	0.81	[4]	0.81	[4]	4.04	929	325	[3]
12-31-2006	14.34	0.54	[1]	0.22	0.76	—	(0.19)	—	(0.19)	14.91	5.35	[2,5]	0.80	[6]	0.80	[6]	3.69	733	204

1Based on the average daily shares outstanding.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The Portfolio turnover rates including the effect of “TBA— (to be announced) transactions for the periods ended were as follows: 399% for 12-31-10, 469% for 12-31-09, 800% for 12-31-08 and 877% for 12-31-07. The year ended 12-31-06 includes the effect of TBA transactions.
4Includes interest and fees on inverse floaters. The impact of this expense to the gross and net expense ratios was less than 0.01%.
5John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
6Includes interest expense on securities sold short. The interest expense amounted less than 0.01% of average net assets.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Health Sciences Trust
Series I
12-31-2010	13.44	(0.05)[1,2]	2.16	2.11	—	—	—	—	15.55	15.70	[3]	1.17	1.12	(0.37)[2]	53	38
12-31-2009	10.35	(0.05)[1]	3.29	3.24	—	(0.15)	—	(0.15)	13.44	31.81	[3]	1.19	1.14	(0.48)	55	35
12-31-2008	15.10	(0.07)[1]	(4.37)	(4.44)	—	(0.31)	—	(0.31)	10.35	(29.90)[3]		1.22	1.17	(0.58)	91	51
12-31-2007	15.71	(0.08)[1]	2.67	2.59	—	(3.20)	—	(3.20)	15.10	17.67	[3,4]	1.19	1.14	(0.52)[5]	143	50
12-31-2006	15.97	(0.12)[1]	1.35	1.23	—	(1.49)	—	(1.49)	15.71	8.51	[3]	1.19	1.16	(0.77)	133	52
Series NAV
12-31-2010	13.47	(0.04)[1,2]	2.17	2.13	—	—	—	—	15.60	15.81	[3]	1.12	1.07	(0.31)[2]	28	38
12-31-2009	10.37	(0.05)[1]	3.30	3.25	—	(0.15)	—	(0.15)	13.47	31.85	[3]	1.14	1.09	(0.45)	26	35
12-31-2008	15.12	(0.07)[1]	(4.37)	(4.44)	—	(0.31)	—	(0.31)	10.37	(29.86)[3]		1.17	1.12	(0.53)	21	51
12-31-2007	15.72	(0.08)[1]	2.68	2.60	—	(3.20)	—	(3.20)	15.12	17.73	[3,4]	1.14	1.09	(0.48)[5]	34	50
12-31-2006	15.98	(0.11)[1]	1.34	1.23	—	(1.49)	—	(1.49)	15.72	8.50	[3]	1.14	1.11	(0.72)	30	52

1Based on the average daily shares outstanding.
2Net investment income per share and the percentage of average net assets reflects special dividends received by the Portfolio, which amounted $0.08 and 0.60%, respectively.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.01, $0.01 and less than $0.005 for Series I, Series II and Series NAV. The total returns excluding the payment from affiliates was 17.60%, 17.37% and 17.73% for Series I, Series II and Series NAV, respectively.
5Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Portfolio which amounted to the following amounts: $0.03, $0.03 and $0.02 for Series I, Series II and Series NAV, and percentage of average net assets was 0.18%, 0.18% and 0.17% for Series I, Series II and Series NAV, respectively.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
High Yield Trust
Series I
12-31-2010	8.17	0.70	[1]	0.38	1.08	(3.31)[2]	—	—	(3.31)	5.94	13.78	[3]	0.75	0.75	8.28	86	58	[4]
12-31-2009	5.89	0.81	[1]	2.35	3.16	(0.88)	—	—	(0.88)	8.17	54.51	[3]	0.75	0.75	11.16	88	93	[5]
12-31-2008	9.50	0.86	[1]	(3.66)	(2.80)	(0.81)	—	—	(0.81)	5.89	(29.52)[3]		0.77	0.77	9.96	63	61
12-31-2007	10.66	0.82	[1]	(0.64)	0.18	(1.34)	—	—	(1.34)	9.50	1.64	[3]	0.75	0.75	7.86	110	75
12-31-2006	10.32	0.77	[1]	0.25	1.02	(0.68)	—	—	(0.68)	10.66	10.37	[3,6]	0.76	0.76	7.53	154	90
Series NAV
12-31-2010	8.12	0.73	[1]	0.35	1.08	(3.32)[2]	—	—	(3.32)	5.88	13.74	[3]	0.70	0.70	8.58	84	58	[4]
12-31-2009	5.86	0.81	[1]	2.33	3.14	(0.88)	—	—	(0.88)	8.12	54.50	[3]	0.70	0.70	11.23	1,698	93	[5]
12-31-2008	9.46	0.86	[1]	(3.65)	(2.79)	(0.81)	—	—	(0.81)	5.86	(29.48)[3]		0.72	0.72	10.17	1,404	61
12-31-2007	10.63	0.83	[1]	(0.65)	0.18	(1.35)	—	—	(1.35)	9.46	1.64	[3]	0.70	0.70	8.07	1,900	75
12-31-2006	10.29	0.77	[1]	0.25	1.02	(0.68)	—	—	(0.68)	10.63	10.46	[3,6]	0.71	0.71	7.57	1,526	90

1Based on the average daily shares outstanding.
2The amount shown for net investment income per share does not correspond with distributions from net investment income due to the timing of sales and repurchase of shares throughout the period as compared to shares outstanding at distribution date.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Excludes merger activity.
5The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
6John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
International Core Trust
Series I
12-31-2010	9.08	0.16	[1]	0.71	0.87	(0.18)	—	—	(0.18)	9.77	9.58	[2]	1.07	1.07	1.76	60	43
12-31-2009	8.12	0.18	[1]	1.22	1.40	(0.20)	(0.24)	—	(0.44)	9.08	18.64	[2]	1.04	1.04	2.17	64	43	[3]
12-31-2008	14.39	0.30	[1]	(5.79)	(5.49)	(0.62)	(0.16)	—	(0.78)	8.12	(38.62)[2]		1.11	1.11	2.52	64	63
12-31-2007	15.16	0.32	[1]	1.33	1.65	(0.35)	(2.07)	—	(2.42)	14.39	11.49	[2,4]	1.07	1.07	2.07	129	39
12-31-2006	12.78	0.28	[1]	2.79	3.07	(0.08)	(0.61)	—	(0.69)	15.16	24.69	[2]	1.04	1.04	2.01	141	39
Series NAV
12-31-2010	9.05	0.16	[1]	0.71	0.87	(0.18)	—	—	(0.18)	9.74	9.67	[2]	1.02	1.02	1.80	769	43
12-31-2009	8.10	0.18	[1]	1.22	1.40	(0.21)	(0.24)	—	(0.45)	9.05	18.62	[2]	0.99	0.99	2.18	690	43	[3]
12-31-2008	14.36	0.31	[1]	(5.78)	(5.47)	(0.63)	(0.16)	—	(0.79)	8.10	(38.58)[2]		1.06	1.06	2.65	627	63
12-31-2007	15.14	0.32	[1]	1.34	1.66	(0.37)	(2.07)	—	(2.44)	14.36	11.54	[2,4]	1.02	1.02	2.06	1,487	39
12-31-2006	12.76	0.27	[1]	2.80	3.07	(0.08)	(0.61)	—	(0.69)	15.14	24.73	[2]	0.99	0.99	1.95	1,160	39

1Based on the average daily shares outstanding.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
4Payments from affiliates increased the end of period net asset value per share by the following amount: $0.01, less than $0.005 and $0.01 for Series I, Series II and Series NAV, respectively. The total returns excluding the payments from affiliates were 11.42%, 11.21% and 11.46% for Series I, Series II and Series NAV, respectively.

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions								Ratios to average net assets
				Net real-
				ized and										Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset				before		including				Net
	value,	investment		gain (loss)	investment	From net				value,				reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of		Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period		return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)		(%)		(%)		(%)		(%)		(in millions)	(%)
International Equity Index Trust A
Series I
12-31-2010	14.55	0.25	[1]	0.73	0.98	(0.25)	(4.21)	—	(4.46)	11.07		10.87	[2]	0.62		0.62		2.04		299	12
12-31-2009	11.94	0.31	[1]	4.16	4.47	(1.86)	—	—	(1.86)	14.55		37.86	[2]	0.62		0.62		2.30		220	223	[3,4]
12-31-2008	22.38	0.53	[1]	(10.42)	(9.89)	(0.40)	(0.15)	—	(0.55)	11.94		(44.52)[2]		0.62		0.62		2.93		159	9
12-31-2007	21.18	0.51	[1]	2.65	3.16	(0.89)	(1.07)	—	(1.96)	22.38	[5]	15.37	[2,5]	0.61		0.60		2.23		300	14
12-31-2006	17.09	0.42	[1]	3.97	4.39	(0.15)	(0.15)	—	(0.30)	21.18		25.93	[2]	0.60		0.60		2.24		239	9
Series NAV
12-31-2010[6]	14.57	0.15	[1]	0.81	0.96	(0.27)	(4.21)	—	(4.48)	11.05		10.78	[2,7]	0.57	[8]	0.57	[8]	2.04	[8]	12	12

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Includes the impact of Redemption in kind transactions which amounted to 21% of the Portfolio Turnover.
4The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
5Payments from Affiliates increased the end of period net asset value by less than $0.01 for Series I and Series II and the total return by less than 0.01% for Series I and Series II . If the Affiliates had not made these payments, the end of period net asset value and total return would have been $22.38 and $22.36 and 15.37% and 15.11% for Series I and Series II, respectively.
6The inception date for Series NAV shares is 5-3-10.
7Not annualized.
8Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
International Equity Index Trust B
Series NAV
12-31-2010	14.65	0.35	[1]	1.31	1.66	(0.38)	—	—	(0.38)	15.93	11.44	[2]	0.57	0.34	2.36	360	5
12-31-2009	11.16	0.35	[1]	3.86	4.21	(0.49)	(0.23)	—	(0.72)	14.65	38.80	[2]	0.58	0.34	2.85	347	33	[3,4]
12-31-2008	21.05	0.54	[1]	(9.79)	(9.25)	(0.48)	(0.16)	—	(0.64)	11.16	(44.36)[2]		0.58	0.34	3.18	304	12
12-31-2007	21.28	0.54	[1]	2.58	3.12	(1.13)	(2.22)	—	(3.35)	21.05	15.76	[2]	0.57	0.34	2.51	550	9
12-31-2006	16.99	0.47	[1]	4.14	4.61	(0.16)	(0.16)	—	(0.32)	21.28	27.41	[2,5]	0.57	0.34	2.48	425	20

1Based on the average daily shares outstanding.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Includes the impact of Redemption in kind transactions which amounted to 8% of the Portfolio Turnover.
4The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
5John Hancock Life Insurance Company made a voluntary payment to the portfolio of $2,611,555. Excluding this payment, the total return would have been 26.63%.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
International Opportunities Trust
Series I
12-31-2010	11.23	0.09	[1]	1.43	1.52	(0.17)	—	—	(0.17)	12.58	13.58	[2]	1.01	1.01	0.78	5	123
12-31-2009	8.24	0.08	[1]	3.01	3.09	(0.10)	—	—	(0.10)	11.23	37.55	[2]	0.98	0.98	0.78	5	119	[3]
12-31-2008	17.66	0.20	[1]	(8.83)	(8.63)	(0.17)	(0.62)	—	(0.79)	8.24	(50.56)[2]		1.08	1.07	1.51	4	128
12-31-2007	18.15	0.23	[1]	3.10	3.33	(0.29)	(3.53)	—	(3.82)	17.66	20.10	[2]	1.04	1.04	1.22	10	122
12-31-2006	15.53	0.12	[1]	3.47	3.59	(0.10)	(0.87)	—	(0.97)	18.15	23.83	[2]	1.07	1.07	0.74	6	102
Series NAV
12-31-2010	11.22	0.10	[1]	1.43	1.53	(0.17)	—	—	(0.17)	12.58	13.75	[2]	0.96	0.96	0.93	445	123
12-31-2009	8.24	0.09	[1]	3.00	3.09	(0.11)	—	—	(0.11)	11.22	37.50	[2]	0.93	0.93	0.94	538	119	[3]
12-31-2008	17.66	0.18	[1]	(8.80)	(8.62)	(0.18)	(0.62)	—	(0.80)	8.24	(50.51)[2]		1.03	1.02	1.36	474	128
12-31-2007	18.17	0.26	[1]	3.07	3.33	(0.31)	(3.53)	—	(3.84)	17.66	20.10	[2]	0.99	0.99	1.43	870	122
12-31-2006	15.54	0.11	[1]	3.50	3.61	(0.11)	(0.87)	—	(0.98)	18.17	23.96	[2]	1.00	1.00	0.66	666	102

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
International Small Company Trust
Series I
12-31-2010	8.78	0.09	[1]	1.89	1.98	(0.26)	—	—	(0.26)	10.50	22.70	[2]	1.15		1.15		1.03		62	13
12-31-2009[3]	9.00	—	[1,4]	(0.15)	(0.15)	(0.07)	—	—	(0.07)	8.78	(1.66)[2,5]		1.11	[6]	1.11	[6]	(0.12)[6]		65	133	[7,8]
Series NAV
12-31-2010	8.79	0.06	[1]	1.91	1.97	(0.26)	—	—	(0.26)	10.50	22.63	[2]	1.10		1.10		0.64		32	13
12-31-2009	6.53	0.09	[1]	2.38	2.47	(0.09)	(0.12)	—	(0.21)	8.79	39.44	[2]	1.06		1.06		1.20		131	133	[7,8]
12-31-2008	12.18	0.18	[1]	(5.71)	(5.53)	(0.12)	—	—	(0.12)	6.53	(45.35)[2]		1.11		1.11		1.89		238	10
12-31-2007	13.24	0.15	[1]	0.52	0.67	(0.22)	(1.51)	—	(1.73)	12.18	5.43	[2]	1.11		1.10		1.08		227	29
12-31-2006[9]	12.50	0.08	[1]	0.66	0.74	—	—	—	—	13.24	5.92	[2,5]	1.12	[6]	1.12	[6]	0.96	[6]	235	51

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

3The inception date for Series I and Series II shares is 11-16-09.
4Less than ($0.005) per share.
5Not annualized.
6Annualized.
7Excludes merger activity.
8The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
9The inception date for Series NAV shares is 4-28-06.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
International Value Trust
Series I
12-31-2010	11.42	0.24	[1]	0.67	0.91	(0.23)	—	—	(0.23)	12.10	7.98	[2]	0.99	0.98	2.10	162	20	[3]
12-31-2009	9.06	0.22	[1]	2.83	3.05	(0.22)	(0.47)	—	(0.69)	11.42	35.77	[2]	0.94	0.93	2.26	175	25	[4]
12-31-2008	17.14	0.47	[1]	(7.61)	(7.14)	(0.50)	(0.44)	—	(0.94)	9.06	(42.67)[2]		1.04	1.02	3.47	165	18
12-31-2007	19.38	0.43	[1]	1.26	1.69	(0.84)	(3.09)	—	(3.93)	17.14	9.53	[2,5]	1.02	1.00	2.32	387	24
12-31-2006	15.99	0.46	[1]	4.05	4.51	(0.33)	(0.79)	—	(1.12)	19.38	29.59	[2]	0.98	0.97	2.67	453	38
Series NAV
12-31-2010	11.36	0.24	[1]	0.66	0.90	(0.23)	—	—	(0.23)	12.03	8.00	[2]	0.94	0.93	2.19	750	20	[3]
12-31-2009	9.01	0.21	[1]	2.83	3.04	(0.22)	(0.47)	—	(0.69)	11.36	35.94	[2]	0.89	0.88	2.22	536	25	[4]
12-31-2008	17.06	0.47	[1]	(7.58)	(7.11)	(0.50)	(0.44)	—	(0.94)	9.01	(42.64)[2]		0.99	0.97	3.49	582	18
12-31-2007	19.31	0.43	[1]	1.26	1.69	(0.85)	(3.09)	—	(3.94)	17.06	9.61	[2,5]	0.97	0.95	2.32	1,103	24
12-31-2006	15.94	0.46	[1]	4.04	4.50	(0.34)	(0.79)	—	(1.13)	19.31	29.61	[2]	0.93	0.92	2.67	921	38

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Excludes merger activity.
4The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
5Payments from affiliates increased the end of period net asset value per share by the following amount: $0.01 for Series I, Series II and Series NAV. The total return excluding the payments from affiliates were 9.46%, 9.29% and 9.54% for Series I, Series II and Series NAV, respectively.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Investment Quality Bond Trust
Series I
12-31-2010	11.09	0.50	[1]	0.32	0.82	(0.61)	—	—	(0.61)	11.30	7.45	[2]	0.69	0.69	4.33	207	30	[3]
12-31-2009	10.36	0.50	[1]	0.78	1.28	(0.55)	—	—	(0.55)	11.09	12.45	[2]	0.70	0.70	4.60	191	20
12-31-2008	11.30	0.56	[1]	(0.75)	(0.19)	(0.75)	—	—	(0.75)	10.36	(1.67)[2]		0.73	0.73	5.08	139	105
12-31-2007	11.66	0.59	[1]	0.11	0.70	(1.06)	—	—	(1.06)	11.30	6.21	[2]	0.71	0.71	5.08	164	70
12-31-2006	11.98	0.55	[1]	(0.16)	0.39	(0.71)	—	—	(0.71)	11.66	3.57	[2]	0.72	0.72	4.79	183	28
Series NAV
12-31-2010	11.06	0.52	[1]	0.31	0.83	(0.62)	—	—	(0.62)	11.27	7.53	[2]	0.64	0.64	4.50	17	30	[3]
12-31-2009	10.34	0.50	[1]	0.77	1.27	(0.55)	—	—	(0.55)	11.06	12.43	[2]	0.65	0.65	4.67	77	20
12-31-2008	11.27	0.57	[1]	(0.74)	(0.17)	(0.76)	—	—	(0.76)	10.34	(1.52)[2]		0.68	0.68	5.14	99	105
12-31-2007	11.65	0.59	[1]	0.10	0.69	(1.07)	—	—	(1.07)	11.27	6.13	[2]	0.66	0.66	5.13	117	70
12-31-2006	11.97	0.55	[1]	(0.15)	0.40	(0.72)	—	—	(0.72)	11.65	3.65	[2]	0.67	0.67	4.82	96	28

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The Portfolio turnover rate including the effect of ”TBA” (to be announced) transactions for the year ended 12-31-10 was 59%. The year ended 12-31-06 includes the effect of TBA transactions.

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from
		investment operations					Less Distributions							Ratios to average net assets
				Net real-
				ized and										Expenses	Expenses
	Net asset	Net		unrealized		Total from					Net asset			before	including		Net
	value,	investment		gain (loss)		investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-		oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments		ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)		($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Large Cap Trust
Series I
12-31-2010	10.98	0.11	[1]	1.44		1.55	(0.12)	—	—	(0.12)	12.41	14.20	[2]	0.84	0.84	0.98	156	61
12-31-2009	8.55	0.10	[1]	2.51		2.61	(0.18)	—	—	(0.18)	10.98	30.85	[2]	0.86	0.86	1.10	158	56	[3]
12-31-2008	14.44	0.17	[1]	(5.88)		(5.71)	(0.18)	—	—	(0.18)	8.55	(39.52)[2]		0.80	0.80	1.36	145	71
12-31-2007	15.74	0.17	[1]	0.05	[4]	0.22	(0.20)	(1.32)	—	(1.52)	14.44	1.40	[2,5]	0.80	0.79	1.08	295	43	[6]
12-31-2006	14.13	0.16	[1]	1.82		1.98	(0.03)	(0.34)	—	(0.37)	15.74	14.36	[2]	0.85	0.85	1.14	1	31
Series NAV
12-31-2010	10.95	0.12	[1]	1.44		1.56	(0.13)	—	—	(0.13)	12.38	14.30	[2]	0.79	0.79	1.04	13	61
12-31-2009	8.52	0.14	[1]	2.48		2.62	(0.19)	—	—	(0.19)	10.95	31.02	[2]	0.81	0.81	1.73	11	56	[3]
12-31-2008	14.41	0.17	[1]	(5.88)		(5.71)	(0.18)	—	—	(0.18)	8.52	(39.55)[2]		0.75	0.75	1.38	147	71
12-31-2007	15.70	0.17	[1]	0.07	[4]	0.24	(0.21)	(1.32)	—	(1.53)	14.41	1.53	[2,5]	0.78	0.77	1.09	370	43	[6]
12-31-2006	14.12	0.15	[1]	1.83		1.98	(0.06)	(0.34)	—	(0.40)	15.70	14.38	[2]	0.83	0.83	1.03	209	31

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
4The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

5Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts $0.07, $0.07 and $0.06 for Series I, Series II and Series NAV, respectively. The total returns excluding the payment from affiliates was 0.90%, 0.78% and 1.11% for Series I, Series II and Series NAV, respectively.
6Excludes merger activity.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Lifestyle Aggressive Trust
Series I
12-31-2010	7.30	0.08	[1,2]	1.12	1.20	(0.08)	(0.07)	—	(0.15)	8.35	16.44	0.12	[3]	0.12	[3]	1.02	[1]	129	23
12-31-2009	5.43	0.06	[1,2]	1.87	1.93	(0.06)	— [4]	—	(0.06)	7.30	35.63	0.13	[3]	0.13	[3]	1.01	[1]	124	43
12-31-2008	10.82	0.10	[1,2]	(4.22)	(4.12)	(0.12)	(1.15)	—	(1.27)	5.43	(41.99)	0.13	[3]	0.13	[3]	1.26	[1]	102	50
12-31-2007	11.27	0.16	[1,2]	0.76	0.92	(0.27)	(1.10)	—	(1.37)	10.82	8.55	0.11	[3]	0.11	[3]	1.39	[1]	217	44
12-31-2006	13.46	0.06	[1,2]	1.71	1.77	(0.09)	(3.87)	—	(3.96)	11.27	15.46	0.11	[5]	0.11	[5]	0.52	[1]	251	32
Series NAV
12-31-2010	7.30	0.09	[1,2]	1.11	1.20	(0.08)	(0.07)	—	(0.15)	8.35	16.50	0.07	[3]	0.07	[3]	1.14	[1]	99	23
12-31-2009	5.43	0.07	[1,2]	1.87	1.94	(0.07)	— [4]	—	(0.07)	7.30	35.69	0.08	[3]	0.08	[3]	1.15	[1]	79	43
12-31-2008	10.82	0.14	[1,2]	(4.26)	(4.12)	(0.12)	(1.15)	—	(1.27)	5.43	(41.94)	0.08	[3]	0.08	[3]	1.80	[1]	45	50
12-31-2007	11.28	0.19	[1,2]	0.73	0.92	(0.28)	(1.10)	—	(1.38)	10.82	8.55	0.06	[3]	0.06	[3]	1.66	[1]	45	44
12-31-2006	13.47	0.03	[1,2]	1.74	1.77	(0.09)	(3.87)	—	(3.96)	11.28	15.48	0.06	[5]	0.06	[5]	0.29	[1]	19	32

1Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2Based on the average daily shares outstanding.
3Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48% - 1.10%, 0.49% - 1.25%, 0.34% - 1.18% and 0.34% - 1.38%, for the years ended 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
4Less than ($0.005) per share.
5Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Lifestyle Balanced Trust
Series I
12-31-2010	10.79	0.25	[1,2]	1.02	1.27	(0.25)	(0.07)	—	(0.32)	11.74	11.75	0.11	[3]	0.11	[3]	2.19	[1]	832	30
12-31-2009	8.59	0.38	[1,2]	2.26	2.64	(0.36)	(0.08)	—	(0.44)	10.79	30.75	0.11	[3]	0.11	[3]	3.91	[1]	774	34
12-31-2008	13.61	0.34	[1,2]	(4.46)	(4.12)	(0.37)	(0.53)	—	(0.90)	8.59	(31.30)	0.12	[3]	0.12	[3]	2.94	[1]	581	36
12-31-2007	13.84	0.60	[1,2]	0.27	0.87	(0.62)	(0.48)	—	(1.10)	13.61	6.47	0.11	[3]	0.11	[3]	4.28	[1]	1,065	13
12-31-2006	13.91	0.26	[1,2]	1.36	1.62	(0.25)	(1.40)	(0.04)	(1.69)	13.84	12.73	0.10	[4]	0.10	[4]	1.96	[1]	1,132	19
Series NAV
12-31-2010	10.81	0.25	[1,2]	1.02	1.27	(0.25)	(0.07)	—	(0.32)	11.76	11.78	0.06	[3]	0.06	[3]	2.20	[1]	1,254	30
12-31-2009	8.60	0.36	[1,2]	2.30	2.66	(0.37)	(0.08)	—	(0.45)	10.81	30.90	0.06	[3]	0.06	[3]	3.79	[1]	1,221	34
12-31-2008	13.63	1.43	[1,2]	(5.56)	(4.13)	(0.37)	(0.53)	—	(0.90)	8.60	(31.28)	0.08	[3]	0.08	[3]	14.44	[1]	1,035	36
12-31-2007	13.86	0.65	[1,2]	0.23	0.88	(0.63)	(0.48)	—	(1.11)	13.63	6.52	0.06	[3]	0.06	[3]	4.67	[1]	103	13
12-31-2006	13.92	0.21	[1,2]	1.42	1.63	(0.25)	(1.40)	(0.04)	(1.69)	13.86	12.80	0.05	[4]	0.05	[4]	1.61	[1]	52	19

1Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2Based on the average daily shares outstanding.
3Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48% -1.10%, 0.49% - 1.23%, 0.49% - 1.17% and 0.49% - 1.12% for the years ended 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
4Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Lifestyle Conservative Trust
Series I
12-31-2010	11.83	0.29	[1,2]	0.79	1.08	(0.30)	(0.04)	—	(0.34)	12.57	9.12	0.11	[3]	0.11	[3]	2.36	[1]	247	34
12-31-2009	10.26	0.51	[1,2]	1.71	2.22	(0.49)	(0.16)	—	(0.65)	11.83	21.71	0.12	[3]	0.12	[3]	4.58	[1]	229	37
12-31-2008	13.02	0.55	[1,2]	(2.55)	(2.00)	(0.51)	(0.25)	—	(0.76)	10.26	(15.57)	0.12	[3]	0.12	[3]	4.52	[1]	168	31
12-31-2007	13.43	0.91	[1,2]	(0.21)	0.70	(0.93)	(0.18)	—	(1.11)	13.02	5.38	0.11	[3]	0.11	[3]	6.84	[1]	182	27
12-31-2006	13.42	0.39	[1,2]	0.67	1.06	(0.44)	(0.61)	—	(1.05)	13.43	8.44	0.11	[4]	0.11	[4]	3.00	[1]	171	34
Series NAV
12-31-2010	11.84	0.33	[1,2]	0.76	1.09	(0.30)	(0.04)	—	(0.34)	12.59	9.25	0.06	[3]	0.06	[3]	2.67	[1]	30	34
12-31-2009	10.28	0.56	[1,2]	1.66	2.22	(0.50)	(0.16)	—	(0.66)	11.84	21.63	0.07	[3]	0.07	[3]	4.99	[1]	20	37
12-31-2008	13.03	0.68	[1,2]	(2.66)	(1.98)	(0.52)	(0.25)	—	(0.77)	10.28	(15.43)	0.07	[3]	0.07	[3]	5.72	[1]	10	31
12-31-2007	13.45	1.02	[1,2]	(0.32)	0.70	(0.94)	(0.18)	—	(1.12)	13.03	5.35	0.06	[3]	0.06	[3]	7.60	[1]	5	27
12-31-2006	13.44	0.29	[1,2]	0.77	1.06	(0.44)	(0.61)	—	(1.05)	13.45	8.43	0.06	[4]	0.06	[4]	2.22	[1]	3	34

1Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

2Based on the average daily shares outstanding.
3Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48% – 1.02%, 0.49% – 0.99%, 0.49% – 1.11% and 0.63% – 1.06% for the years ended 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
4Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Lifestyle Growth Trust
Series I
12-31-2010	10.34	0.19	[1,2]	1.15	1.34	(0.19)	(0.07)	—	(0.26)	11.42	13.02	0.11	[3]	0.11	[3]	1.81	[1]	742	23
12-31-2009	7.99	0.26	[1,2]	2.40	2.66	(0.26)	(0.05)	—	(0.31)	10.34	33.30	0.12	[3]	0.12	[3]	2.90	[1]	659	37
12-31-2008	13.76	0.25	[1,2]	(5.09)	(4.84)	(0.26)	(0.67)	—	(0.93)	7.99	(36.56)	0.12	[3]	0.12	[3]	2.20	[1]	512	40
12-31-2007	13.94	0.40	[1,2]	0.61	1.01	(0.49)	(0.70)	—	(1.19)	13.76	7.44	0.11	[3]	0.11	[3]	2.84	[1]	946	17
12-31-2006	14.06	0.18	[1,2]	1.57	1.75	(0.21)	(1.66)	—	(1.87)	13.94	13.50	0.10	[4]	0.10	[4]	1.31	[1]	1,030	22
Series NAV
12-31-2010	10.35	0.21	[1,2]	1.14	1.35	(0.20)	(0.07)	—	(0.27)	11.43	13.05	0.06	[3]	0.06	[3]	1.93	[1]	405	23
12-31-2009	8.00	0.28	[1,2]	2.38	2.66	(0.26)	(0.05)	—	(0.31)	10.35	33.32	0.07	[3]	0.07	[3]	3.08	[1]	323	37
12-31-2008	13.78	0.30	[1,2]	(5.15)	(4.85)	(0.26)	(0.67)	—	(0.93)	8.00	(36.53)	0.07	[3]	0.07	[3]	2.71	[1]	211	40
12-31-2007	13.96	0.45	[1,2]	0.58	1.03	(0.51)	(0.70)	—	(1.21)	13.78	7.55	0.06	[3]	0.06	[3]	3.22	[1]	234	17
12-31-2006	14.07	0.14	[1,2]	1.62	1.76	(0.21)	(1.66)	—	(1.87)	13.96	13.58	0.05	[4]	0.05	[4]	1.03	[1]	115	22

1Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2Based on the average daily shares outstanding.
3Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48% - 1.10%, 0.49% - 1.25%, 0.49% - 1.18% and 0.49% - 1.29% for the years ended 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
4Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Lifestyle Moderate Trust
Series I
12-31-2010	11.15	0.27	[1,2]	0.91	1.18	(0.27)	(0.05)	—	(0.32)	12.01	10.55	0.11	[3]	0.11	[3]	2.31	[1]	307	29
12-31-2009	9.15	0.43	[1,2]	2.07	2.50	(0.42)	(0.08)	—	(0.50)	11.15	27.26	0.12	[3]	0.12	[3]	4.24	[1]	278	31
12-31-2008	13.00	0.43	[1,2]	(3.53)	(3.10)	(0.45)	(0.30)	—	(0.75)	9.15	(24.23)	0.12	[3]	0.12	[3]	3.72	[1]	215	28
12-31-2007	13.37	0.74	[1,2]	(0.06)	0.68	(0.75)	(0.30)	—	(1.05)	13.00	5.29	0.11	[3]	0.11	[3]	5.54	[1]	333	13
12-31-2006	13.35	0.30	[1,2]	0.99	1.29	(0.31)	(0.93)	(0.03)	(1.27)	13.37	10.42	0.11	[4]	0.11	[4]	2.33	[1]	349	19
Series NAV
12-31-2010	11.15	0.29	[1,2]	0.90	1.19	(0.27)	(0.05)	—	(0.32)	12.02	10.69	0.06	[3]	0.06	[3]	2.51	[1]	53	29
12-31-2009	9.16	0.50	[1,2]	1.99	2.49	(0.42)	(0.08)	—	(0.50)	11.15	27.19	0.07	[3]	0.07	[3]	4.84	[1]	37	31
12-31-2008	13.01	0.58	[1,2]	(3.68)	(3.10)	(0.45)	(0.30)	—	(0.75)	9.16	(24.16)	0.07	[3]	0.07	[3]	5.08	[1]	19	28
12-31-2007	13.38	0.84	[1,2]	(0.15)	0.69	(0.76)	(0.30)	—	(1.06)	13.01	5.34	0.06	[3]	0.06	[3]	6.30	[1]	13	13
12-31-2006	13.35	0.24	[1,2]	1.06	1.30	(0.31)	(0.93)	(0.03)	(1.27)	13.38	10.50	0.06	[4]	0.06	[4]	1.88	[1]	5	19

1Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2Based on the average daily shares outstanding.
3Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48% -1.10%, 0.49% - 1.23%, 0.34% - 1.17% and 0.34% - 1.38% for the years ended 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
4Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions								Ratios to average net assets
				Net real-
				ized and										Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset				before	including			Net
	value,	investment		gain (loss)	investment	From net				value,				reductions	reductions	Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of		Total		and amounts	and amounts	investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period		return		recaptured	recaptured	income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)		(%)		(%)	(%)	(%)		(in millions)	(%)
Mid Cap Index Trust
Series I
12-31-2010	14.22	0.14	[1]	3.55	3.69	(0.17)	—	—	(0.17)	17.74		25.98	[2]	0.54	0.54	0.88		436	12
12-31-2009	10.67	0.14	[1]	3.72	3.86	(0.13)	(0.18)	—	(0.31)	14.22		36.76	[2]	0.55	0.55	1.22		325	15	[3,4]
12-31-2008	17.42	0.16	[1]	(6.36)	(6.20)	(0.15)	(0.40)	—	(0.55)	10.67		(36.45)[2]		0.55	0.55	1.10		240	41
12-31-2007	18.84	0.20	[1,5]	1.22	1.42	(0.27)	(2.57)	—	(2.84)	17.42	[6]	7.57	[2,6]	0.55	0.54	0.99	[5]	397	29
12-31-2006	18.05	0.20	[1]	1.53	1.73	(0.12)	(0.82)	—	(0.94)	18.84		9.72	[2]	0.57	0.57	1.09		377	15	[3]
Series NAV
12-31-2010	14.21	0.14	[1]	3.56	3.70	(0.18)	—	—	(0.18)	17.73		26.06	[2]	0.49	0.49	0.92		681	12
12-31-2009	10.67	0.15	[1]	3.70	3.85	(0.13)	(0.18)	—	(0.31)	14.21		36.73	[2]	0.50	0.50	1.28		649	15	[3,4]
12-31-2008	17.42	0.18	[1]	(6.37)	(6.19)	(0.16)	(0.40)	—	(0.56)	10.67		(36.39)[2]		0.50	0.50	1.23		389	41
12-31-2007	18.85	0.22	[1,5]	1.21	1.43	(0.29)	(2.57)	—	(2.86)	17.42	[6]	7.61	[2,6]	0.50	0.49	1.08	[5]	430	29
12-31-2006	18.06	0.22	[1]	1.51	1.73	(0.12)	(0.82)	—	(0.94)	18.85		9.74	[2]	0.52	0.52	1.21		603	15	[3]

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

3Excludes merger activity.
4The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
5Net investment income/loss per share and ratio of net investment income/loss to average net assets reflects special dividend received by the Portfolio, which amounted to $0.04, $0.04 and $0.05 for Series I, Series II and Series NAV, respectively. The percentage of net assets was 0.21%, 0.16% and 0.25% for Series I, Series II and Series NAV, respectively.
6Payments from Affiliates increased the end of period net asset value by less than $0.01 for Series II and Series NAV and by $0.01 per share for Series I and the total return by less than 0.01% for Series II and Series NAV and by 0.05% for Series I. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $17.42, $17.36 and $17.42 and 7.57%, 7.39% and 7.61% for Series I, Series II and Series NAV, respectively. .

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions								Ratios to average net assets
			Net real-
			ized and										Expenses	Expenses
	Net asset	Net	unrealized	Total from						Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net					value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment		From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income		realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)	($)	($)	($)		($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Mid Cap Stock Trust
Series I
12-31-2010	11.48	(0.03)[1]	2.68	2.65	—	[2]	—	—	—	14.13	23.08	[3]	0.93	0.93	(0.23)	221	115
12-31-2009	8.74	(0.01)[1]	2.75	2.74	—		—	—	—	11.48	31.35	[3]	0.94	0.94	(0.09)	203	175	[4]
12-31-2008	15.98	(0.02)[1]	(6.84)	(6.86)	—		(0.38)	—	(0.38)	8.74	(43.76)[3]		0.94	0.94	(0.12)	186	130	[5]
12-31-2007	16.97	(0.03)[1]	3.63	3.60	—		(4.59)	—	(4.59)	15.98	23.57	[3,6]	0.94	0.93	(0.20)	355	133
12-31-2006	15.57	— [1,7]	2.07	2.07	—		(0.67)	—	(0.67)	16.97	13.55	[3,8]	0.93	0.93	— [9]	361	123
Series NAV
12-31-2010	11.53	(0.02)[1]	2.68	2.66	—	[2]	—	—	—	14.19	23.07	[3]	0.88	0.88	(0.18)	466	115
12-31-2009	8.77	— [1,2]	2.76	2.76	—		—	—	—	11.53	31.47	[3]	0.89	0.89	(0.05)	440	175	[4]
12-31-2008	16.03	(0.01)[1]	(6.87)	(6.88)	—		(0.38)	—	(0.38)	8.77	(43.75)[3]		0.89	0.89	(0.07)	296	130	[5]
12-31-2007	17.01	(0.02)[1]	3.63	3.61	—	[2]	(4.59)	—	(4.59)	16.03	23.59	[3,6]	0.89	0.88	(0.13)	702	133
12-31-2006	15.59	0.02 [1]	2.07	2.09	—		(0.67)	—	(0.67)	17.01	13.66	[3,8]	0.88	0.88	0.09	473	123

1Based on the average daily shares outstanding.
2Less than ($0.005) per share.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
5Excludes merger activity.
6Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.01 for Series I, Series II and Series NAV. The total returns excluding the payments from affiliates were 23.49%, 23.27% and 23.51% for Series I, Series II and Series NAV, respectively.
7Less than $0.005 per share.
8John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
9Less than 0.005%.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Mid Value Trust
Series I
12-31-2010	9.80	0.19	[1]	1.39	1.58	(0.22)	(0.04)	—	(0.26)	11.12	16.16	[2]	1.05	1.00	1.88	301	43
12-31-2009	6.74	0.06	[1]	3.05	3.11	(0.05)	—	—	(0.05)	9.80	46.21	[2]	1.06	1.02	0.76	260	62	[3,4]
12-31-2008	10.69	0.13	[1]	(3.77)	(3.64)	(0.11)	(0.20)	—	(0.31)	6.74	(34.72)[2]		1.13	1.08	1.56	33	85
12-31-2007	13.67	0.22	[1]	(0.11)	0.11	(0.28)	(2.81)	—	(3.09)	10.69	0.51	[2]	1.09	1.04	1.70	11	69
12-31-2006	12.36	0.09	[1]	2.27	2.36	(0.03)	(1.02)	—	(1.05)	13.67	20.31	[2]	1.10	1.06	0.72	6	59
Series NAV
12-31-2010	9.77	0.19	[1]	1.38	1.57	(0.22)	(0.04)	—	(0.26)	11.08	16.16	[2]	1.00	0.95	1.90	393	43
12-31-2009	6.72	0.07	[1]	3.04	3.11	(0.06)	—	—	(0.06)	9.77	46.27	[2]	1.01	0.97	0.88	375	62	[3,4]
12-31-2008	10.67	0.11	[1]	(3.74)	(3.63)	(0.12)	(0.20)	—	(0.32)	6.72	(34.74)[2]		1.08	1.03	1.16	75	85
12-31-2007	13.65	0.24	[1]	(0.11)	0.13	(0.30)	(2.81)	—	(3.11)	10.67	0.60	[2]	1.04	0.99	1.87	159	69
12-31-2006	12.35	0.09	[1]	2.27	2.36	(0.04)	(1.02)	—	(1.06)	13.65	20.34	[2]	1.06	1.03	0.70	167	59

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Excludes merger activity.
4The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

Per share operating performance for a share outstanding throughout the period															Ratios and supplemental data
		Income (loss) from
		investment operations					Less Distributions								Ratios to average net assets
				Net real-
				ized and											Expenses	Expenses
	Net asset	Net		unrealized	Total from							Net asset			before	including		Net
	value,	investment		gain (loss)	investment		From net					value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-		investment	From net		From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations		income	realized gain		paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)		($)	($)		($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Money Market Trust
Series I
12-31-2010	1.00	—		—	—		—	—	[1]	—	— [1]	1.00	—	[2]	0.55	0.29	—	2,889	—
12-31-2009[3]	1.00	—	[4,5]	—	—	[5]	— [1]	—		—	— [1]	1.00	0.20	[2]	0.57	0.53	0.19	3,383	—
12-31-2008[3]	1.00	0.02	[4]	—	0.02		(0.02)	—		—	(0.02)	1.00	1.76	[2]	0.58	0.58	1.66	3,708	—
12-31-2007[3]	1.00	0.05	[4]	—	0.05		(0.05)	—		—	(0.05)	1.00	4.56	[2]	0.56	0.55	4.43	2,504	—
12-31-2006[3]	1.00	0.04	[4]	—	0.04		(0.04)	—		—	(0.04)	1.00	4.43	[2]	0.56	0.56	4.36	2,316	—

1Less than ($0.005) per share.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Per share amounts have been restated to reflect a 10-1 share split effective 6-1-10.
4Based on the average daily shares outstanding.
5Less than $0.005 per share.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from
		investment operations					Less Distributions							Ratios to average net assets
				Net real-
				ized and										Expenses	Expenses
	Net asset	Net		unrealized	Total from						Net asset			before	including		Net
	value,	investment		gain (loss)	investment		From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-		investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations		income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)		($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Money Market Trust B
Series NAV
12-31-2010	1.00	—	[1,2]	—	—	[2]	— [3]	—	—	— [3]	1.00	0.05	[4]	0.53	0.27	0.05	613	—
12-31-2009	1.00	—	[1,2]	—	—	[2]	— [3]	—	—	— [3]	1.00	0.48	[4]	0.54	0.29	0.46	662	—
12-31-2008	1.00	0.02	[1]	—	0.02		(0.02)	—	—	(0.02)	1.00	2.11	[4]	0.53	0.29	1.97	963	—
12-31-2007	1.00	0.05	[1]	—	0.05		(0.05)	—	—	(0.05)	1.00	4.82	[4]	0.51	0.28	4.67	612	—
12-31-2006	1.00	0.05	[1]	—	0.05		(0.05)	—	—	(0.05)	1.00	4.70	[4]	0.51	0.28	4.61	480	—

1Based on the average daily shares outstanding.
2Less than $0.005 per share.
3Less than ($0.005) per share.
4Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Natural Resources Trust
Series I
12-31-2010	11.15	0.06	[1]	1.63	1.69	(0.07)	—	—	(0.07)	12.77	15.21	[2]	1.08	1.08	0.52	18	82
12-31-2009	13.43	0.07	[1]	3.23	3.30	(0.13)	(5.45)	—	(5.58)	11.15	59.19	[2]	1.08	1.08	0.73	17	30	[3]
12-31-2008	28.81	0.16	[1]	(14.58)	(14.42)	(0.15)	(0.81)	—	(0.96)	13.43	(51.61)[2]		1.13	1.13	0.66	14	24
12-31-2007	31.83	0.17	[1]	11.67	11.84	(0.42)	(14.44)	—	(14.86)	28.81	40.68	[2,4]	1.13	1.13	0.47	35	35
12-31-2006	31.50	0.32	[1]	6.47	6.79	(0.19)	(6.27)	—	(6.46)	31.83	22.30	[2]	1.11	1.11	1.02	19	28
Series NAV
12-31-2010	10.97	0.06	[1]	1.61	1.67	(0.08)	—	—	(0.08)	12.56	15.25	[2]	1.03	1.03	0.57	80	82
12-31-2009	13.33	0.06	[1]	3.17	3.23	(0.14)	(5.45)	—	(5.59)	10.97	59.22	[2]	1.09	1.09	0.62	73	30	[3]
12-31-2008	28.63	0.17	[1]	(14.49)	(14.32)	(0.17)	(0.81)	—	(0.98)	13.33	(51.60)[2]		1.08	1.08	0.71	244	24
12-31-2007	31.70	0.19	[1]	11.63	11.82	(0.45)	(14.44)	—	(14.89)	28.63	40.81	[2,4]	1.08	1.08	0.54	808	35
12-31-2006	31.40	0.31	[1]	6.46	6.77	(0.20)	(6.27)	—	(6.47)	31.70	22.31	[2]	1.06	1.06	1.02	826	28

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
4Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: less than $0.005 for Series I, Series II and Series NAV. The total returns excluding the payments from affiliates were 40.68%, 40.44% and 40.81% for Series I, Series II and Series NAV, respectively.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)		(%)
Optimized All Cap Trust
Series I
12-31-2010	10.90	0.13	[1]	2.01	2.14	(0.14)	—	—	(0.14)	12.90	19.65	[2]	0.76	0.76	1.18	142		120
12-31-2009	8.61	0.12	[1]	2.30	2.42	(0.13)	—	—	(0.13)	10.90	28.27	[2]	0.75	0.75	1.26	133		147	[3]
12-31-2008	15.35	0.18	[1]	(6.81)	(6.63)	(0.11)	—	—	(0.11)	8.61	(43.18)[2]		0.79	0.79	1.42	127		151
12-31-2007	17.36	0.22	[1]	0.41	0.63	(0.21)	(2.43)	—	(2.64)	15.35	3.78	[2,4]	0.80	0.80	1.26	271		159
12-31-2006	16.55	0.15	[1]	2.28	2.43	(0.17)	(1.45)	—	(1.62)	17.36	15.17	[2]	0.81	0.81	0.91	301		141
Series NAV
12-31-2010	10.94	0.14	[1]	2.01	2.15	(0.14)	—	—	(0.14)	12.95	19.73	[2]	0.71	0.71	1.22	1,171		120
12-31-2009	8.64	0.12	[1]	2.32	2.44	(0.14)	—	—	(0.14)	10.94	28.36	[2]	0.70	0.70	1.31	1,100		147	[3]
12-31-2008	15.41	0.19	[1]	(6.84)	(6.65)	(0.12)	—	—	(0.12)	8.64	(43.16)[2]		0.74	0.74	1.62	958		151
12-31-2007	17.41	0.24	[1]	0.41	0.65	(0.22)	(2.43)	—	(2.65)	15.41	3.88	[2,4]	0.75	0.75	1.35	1		159
12-31-2006	16.59	0.16	[1]	2.29	2.45	(0.18)	(1.45)	—	(1.63)	17.41	15.24	[2]	0.76	0.76	0.92	—	[5]	141

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
4Payments from affiliates increased the end of period net asset value per share and the total return by the following amounts: less than $0.005 for all Series. The total returns excluding the payments from affiliates were 3.78%, 3.57% and 3.88% for Series I, Series II and Series NAV, respectively.
5Less than $500,000.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)		(%)
Optimized Value Trust
Series I
12-31-2010	8.83	0.13	[1]	1.06	1.19	(0.18)	—	—	(0.18)	9.84	13.56	[2]	0.78	0.78	1.43	—	[3]	154
12-31-2009	7.24	0.13	[1]	1.63	1.76	(0.17)	—	—	(0.17)	8.83	24.47	[2]	0.78	0.78	1.69	1		150	[4]
12-31-2008	12.77	0.20	[1]	(5.46)	(5.26)	(0.27)	—	—	(0.27)	7.24	(41.20)[2]		0.75	0.75	1.74	—	[3]	176
12-31-2007	15.24	0.25	[1]	(0.96)	(0.71)	(0.31)	(1.45)	—	(1.76)	12.77	(5.13)[2]		0.74	0.74	1.72	1		159
12-31-2006	15.16	0.23	[1]	2.55	2.78	(0.28)	(2.42)	—	(2.70)	15.24	21.09	[2]	0.78	0.78	1.59	1		155
Series NAV
12-31-2010	8.83	0.14	[1]	1.05	1.19	(0.19)	—	—	(0.19)	9.83	13.51	[2]	0.73	0.73	1.60	189		154
12-31-2009	7.24	0.13	[1]	1.63	1.76	(0.17)	—	—	(0.17)	8.83	24.53	[2]	0.73	0.73	1.78	260		150	[4]
12-31-2008	12.77	0.21	[1]	(5.46)	(5.25)	(0.28)	—	—	(0.28)	7.24	(41.15)[2]		0.70	0.70	1.91	331		176
12-31-2007	15.25	0.25	[1]	(0.96)	(0.71)	(0.32)	(1.45)	—	(1.77)	12.77	(5.10)[2]		0.69	0.69	1.72	802		159
12-31-2006	15.15	0.23	[1]	2.57	2.80	(0.28)	(2.42)	—	(2.70)	15.25	21.29	[2]	0.73	0.73	1.62	513		155

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

3Less than $500,000.
4The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Real Estate Securities Trust
Series I
12-31-2010	8.96	0.21	[1]	2.39	2.60	(0.19)	—	—	(0.19)	11.37	29.19	[2]	0.78	0.78	2.09	106	99
12-31-2009	7.10	0.22	[1]	1.88	2.10	(0.24)	—	—	(0.24)	8.96	30.17	[2]	0.79	0.79	3.17	94	113	[3]
12-31-2008	12.40	0.27	[1]	(5.03)	(4.76)	(0.38)	(0.16)	—	(0.54)	7.10	(39.42)[2]		0.80	0.80	2.45	89	84
12-31-2007	27.64	0.35	[1]	(3.13)	(2.78)	(0.63)	(11.83)	—	(12.46)	12.40	(15.61)[2]		0.78	0.78	1.68	188	77
12-31-2006	24.87	0.62	[1]	7.42	8.04	(0.50)	(4.77)	—	(5.27)	27.64	38.10	[2,4]	0.78	0.78	2.48	313	67
Series NAV
12-31-2010	8.91	0.22	[1]	2.37	2.59	(0.20)	—	—	(0.20)	11.30	29.20	[2]	0.73	0.73	2.14	211	99
12-31-2009	7.06	0.22	[1]	1.88	2.10	(0.25)	—	—	(0.25)	8.91	30.26	[2]	0.74	0.74	3.21	177	113	[3]
12-31-2008	12.34	0.28	[1]	(5.01)	(4.73)	(0.39)	(0.16)	—	(0.55)	7.06	(39.39)[2]		0.75	0.75	2.52	153	84
12-31-2007	27.58	0.37	[1]	(3.13)	(2.76)	(0.65)	(11.83)	—	(12.48)	12.34	(15.56)[2]		0.73	0.73	1.79	301	77
12-31-2006	24.83	0.59	[1]	7.44	8.03	(0.51)	(4.77)	—	(5.28)	27.58	38.17	[2,4]	0.73	0.73	2.31	437	67

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
4John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including			Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Real Return Bond Trust
Series I
12-31-2010	11.98	0.18	[1]	0.85	1.03	(1.42)	—	—	(1.42)	11.59	8.83	[2]	0.81		0.81		1.46	10	614
12-31-2009	11.66	0.32	[1]	1.80	2.12	(1.08)	(0.72)	—	(1.80)	11.98	19.47	[2]	0.77		0.77		2.66	8	572
12-31-2008	13.54	0.49	[1]	(1.96)	(1.47)	(0.08)	(0.33)	—	(0.41)	11.66	(11.28)[2]		0.83	[3]	0.83	[3]	3.69	9	1,032	[4]
12-31-2007	12.99	0.70	[1]	0.76	1.46	(0.91)	—	—	(0.91)	13.54	11.49	[2]	0.80	[3]	0.79	[3]	5.31	10	911	[4]
12-31-2006	13.55	0.54	[1]	(0.52)	0.02	(0.33)	(0.25)	—	(0.58)	12.99	0.23	[2]	0.82	[3]	0.82	[3]	4.09	5	989
Series NAV
12-31-2010	11.85	0.20	[1]	0.82	1.02	(1.43)	—	—	(1.43)	11.44	8.81	[2]	0.76		0.76		1.54	30	614
12-31-2009	11.55	0.32	[1]	1.78	2.10	(1.08)	(0.72)	—	(1.80)	11.85	19.54	[2]	0.72		0.72		2.72	295	572
12-31-2008	13.42	0.48	[1]	(1.94)	(1.46)	(0.08)	(0.33)	—	(0.41)	11.55	(11.30)[2]		0.78	[3]	0.78	[3]	3.71	967	1,032	[4]
12-31-2007	12.88	0.70	[1]	0.76	1.46	(0.92)	—	—	(0.92)	13.42	11.61	[2]	0.75	[3]	0.74	[3]	5.38	1,112	911	[4]
12-31-2006	13.45	0.54	[1]	(0.52)	0.02	(0.34)	(0.25)	—	(0.59)	12.88	0.20	[2]	0.77	[3]	0.77	[3]	4.15	872	989

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Includes interest expense on securities sold short. The interest expense amounted to 0.01% or less of average net assets.
4The Portfolio turnover rates including the effect of ”TBA” (to be announced) transactions for the periods ended were as follows: 1,169% for 12-31-08 and 1,037% for 12-31-07. The year ended 12-31-06 includes the effect of TBA transactions.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Science & Technology Trust
Series I
12-31-2010	13.57	(0.06)[1]	3.40	3.34	—	—	—	—	16.91	24.61	[2]	1.16	1.13	(0.40)	370	117
12-31-2009	8.25	(0.01)[1]	5.33	5.32	—	—	—	—	13.57	64.48	[2]	1.15	1.12	(0.13)	321	128	[3]
12-31-2008	14.85	(0.03)[1]	(6.57)	(6.60)	—	—	—	—	8.25	(44.44)[2]		1.20	1.18	(0.21)	151	132
12-31-2007	12.42	(0.06)[1]	2.49	2.43	—	—	—	—	14.85	19.57	[2,4]	1.19	1.16	(0.40)	338	128
12-31-2006	11.77	(0.06)[1]	0.71	0.65	—	—	—	—	12.42	5.52	[2]	1.18	1.16	(0.48)	347	194
Series NAV
12-31-2010	13.61	(0.05)[1]	3.41	3.36	—	—	—	—	16.97	24.69	[2]	1.11	1.08	(0.36)	12	117
12-31-2009	8.27	(0.01)[1]	5.35	5.34	—	—	—	—	13.61	64.57	[2]	1.10	1.07	(0.07)	7	128	[3]
12-31-2008	14.88	(0.02)[1]	(6.59)	(6.61)	—	—	—	—	8.27	(44.42)[2]		1.15	1.13	(0.16)	3	132
12-31-2007	12.44	(0.05)[1]	2.49	2.44	—	—	—	—	14.88	19.61	[2,4]	1.14	1.11	(0.34)	4	128
12-31-2006	11.78	(0.04)[1]	0.70	0.66	—	—	—	—	12.44	5.60	[2]	1.15	1.12	(0.51)	1	194

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

4Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.02, $0.01 and $0.01 for Series I, Series II and Series NAV, respectively. The total returns excluding the payments from affiliates were 19.40%, 19.19% and 19.53% for Series I, Series II and Series NAV, respectively.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including			Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Short Term Government Income Trust
Series I
12-31-2010[1]	12.88	0.09	[2]	0.15	0.24	(0.20)	—	—	(0.20)	12.92	1.86	[3,4]	0.66	[5]	0.66	[5]	1.00	106	130	[6]
Series NAV
12-31-2010	12.71	0.18	[2]	0.23	0.41	(0.20)	—	—	(0.20)	12.92	3.28	[3]	0.63		0.63	[7]	1.39	413	130	[6]
12-31-2009[8]	12.50	0.16	[2]	0.09	0.25	(0.04)	—	—	(0.04)	12.71	1.96	[3]	0.76		0.73		1.25	160	114

1The inception date for Series I and Series II shares is 4-30-10.
2Based on the average daily shares outstanding.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Not annualized.
5Annualized.
6Excludes merger activity.
7Includes the impact of expense recapture which amounted to less than 0.005% of average net assets. See Note 5.
8The inception date for Class NAV shares is 1-2-09.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Small Cap Growth Trust
Series I
12-31-2010	8.29	(0.06)[1]	1.89	1.83	—	—	—	—	10.12	22.07	[2]	1.15	1.15	(0.69)	77	139
12-31-2009	6.16	(0.04)[1]	2.17	2.13	—	—	—	—	8.29	34.58	[2]	1.15	1.15	(0.54)	55	200	[3]
12-31-2008	10.33	(0.02)[1]	(4.05)	(4.07)	—	(0.10)	—	(0.10)	6.16	(39.68)[2]		1.19	1.19	(0.28)	31	191	[4]
12-31-2007	11.53	(0.02)[1]	1.46	1.44	—	(2.64)	—	(2.64)	10.33	13.99	[2,5]	1.18	1.17	(0.20)	29	104
12-31-2006	10.16	(0.08)[1]	1.45	1.37	—	—	—	—	11.53	13.48	[2,6]	1.22	1.22	(0.73)	23	162
Series NAV
12-31-2010	8.31	(0.06)[1]	1.90	1.84	—	—	—	—	10.15	22.14	[2]	1.10	1.10	(0.64)	291	139
12-31-2009	6.18	(0.03)[1]	2.16	2.13	—	—	—	—	8.31	34.47	[2]	1.10	1.10	(0.49)	276	200	[3]
12-31-2008	10.34	(0.02)[1]	(4.04)	(4.06)	—	(0.10)	—	(0.10)	6.18	(39.54)[2]		1.14	1.14	(0.23)	181	191	[4]
12-31-2007	11.54	(0.02)[1]	1.46	1.44	—	(2.64)	—	(2.64)	10.34	13.98	[2,5]	1.13	1.12	(0.16)	245	104
12-31-2006	10.17	(0.08)[1]	1.45	1.37	—	—	—	—	11.54	13.47	[2,6]	1.15	1.14	(0.70)	241	162

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

4Excludes merger activity.
5Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: less than $0.005 for all Series. The total returns excluding the payments from affiliates were 13.99%, 13.77% and 13.98% for Series I, Series II and Series NAV, respectively.
6John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Small Cap Index Trust
Series I
12-31-2010	11.14	0.12	[1]	2.81	2.93	(0.06)	—	—	(0.06)	14.01	26.36	[2]	0.55	0.55	0.96	219	15
12-31-2009	9.16	0.11	[1]	2.24	2.35	(0.08)	(0.29)	—	(0.37)	11.14	26.65	[2]	0.56	0.56	1.19	165	32	[3]
12-31-2008	14.19	0.16	[1]	(4.90)	(4.74)	(0.17)	(0.12)	—	(0.29)	9.16	(33.71)[2]		0.58	0.58	1.33	135	41
12-31-2007	16.97	0.18	[1]	(0.49)	(0.31)	(0.28)	(2.19)	—	(2.47)	14.19	(2.16)[2]		0.56	0.56	1.07	209	15
12-31-2006	14.89	0.16	[1]	2.43	2.59	(0.08)	(0.43)	—	(0.51)	16.97	17.61	[2,4]	0.57	0.57	1.00	239	27
Series NAV
12-31-2010	11.14	0.12	[1]	2.82	2.94	(0.07)	—	—	(0.07)	14.01	26.42	[2]	0.50	0.50	0.99	481	15
12-31-2009	9.16	0.12	[1]	2.24	2.36	(0.09)	(0.29)	—	(0.38)	11.14	26.71	[2]	0.51	0.51	1.23	456	32	[3]
12-31-2008	14.20	0.17	[1]	(4.92)	(4.75)	(0.17)	(0.12)	—	(0.29)	9.16	(33.70)[2]		0.53	0.53	1.44	93	41
12-31-2007	16.98	0.17	[1]	(0.46)	(0.29)	(0.30)	(2.19)	—	(2.49)	14.20	(2.07)[2]		0.51	0.51	1.03	84	15
12-31-2006	14.90	0.17	[1]	2.43	2.60	(0.09)	(0.43)	—	(0.52)	16.98	17.64	[2,4]	0.52	0.52	1.07	179	27

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
4John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including			Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)		(in millions)	(%)
Small Cap Opportunities Trust
Series I
12-31-2010	15.10	0.02	[1]	4.46	4.48	—	—	—	—	19.58	29.67	[2]	1.10	1.02	0.11		45	37
12-31-2009	11.28	(0.01)[1]		3.83	3.82	—	—	—	—	15.10	33.87	[2]	1.27	1.19	(0.08)		36	54	[3]
12-31-2008	20.65	0.17	[1]	(8.62)	(8.45)	(0.35)	(0.52)	(0.05)	(0.92)	11.28	(42.13)[2]		1.11	1.11	1.03		33	107
12-31-2007	24.40	0.30	[1]	(2.11)	(1.81)	(0.46)	(1.48)	—	(1.94)	20.65	(7.66)[2,4]		1.08	1.08	1.23		73	41
12-31-2006	22.82	0.29	[1]	2.09	2.38	(0.17)	(0.63)	—	(0.80)	24.40	10.45	[2]	1.07	1.07	1.23		110	36
Series NAV
12-31-2010	15.01	0.03	[1]	4.43	4.46	—	—	—	—	19.47	29.71	[2]	1.05	0.97	0.16		98	37
12-31-2009	11.20	—	[1,5]	3.81	3.81	—	—	—	—	15.01	34.02	[2]	1.22	1.14	—	[5]	86	54	[3]
12-31-2008	20.53	0.17	[1]	(8.57)	(8.40)	(0.36)	(0.52)	(0.05)	(0.93)	11.20	(42.13)[2]		1.06	1.06	1.04		86	107
12-31-2007	24.28	0.32	[1]	(2.11)	(1.79)	(0.48)	(1.48)	—	(1.96)	20.53	(7.61)[2,4]		1.03	1.03	1.34		243	41
12-31-2006	22.72	0.32	[1]	2.05	2.37	(0.18)	(0.63)	—	(0.81)	24.28	10.47	[2]	1.02	1.02	1.39		272	36

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
4Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.01, $0.02 and $0.01 for Series I, Series II and Series NAV, respectively. The total returns excluding the payment from affiliates was (7.70%), (7.89%) and (7.65%) for Series I, Series II and Series NAV, respectively.
5Less than $0.005 per share.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Small Cap Value Trust
Series I
12-31-2010	15.04	0.15	[1]	3.76	3.91	(0.06)	—	—	(0.06)	18.89	26.04	[2]	1.15	1.15	0.92	217	23
12-31-2009	11.76	0.09	[1]	3.27	3.36	(0.08)	—	—	(0.08)	15.04	28.65	[2]	1.16	1.16	0.73	137	29	[3]
12-31-2008	16.20	0.16	[1]	(4.37)	(4.21)	(0.18)	(0.05)	—	(0.23)	11.76	(26.08)[2]		1.17	1.17	1.08	96	42
12-31-2007	20.58	0.18	[1]	(0.59)	(0.41)	(0.18)	(3.79)	—	(3.97)	16.20	(2.93)[2]		1.16	1.16	0.92	117	46	[4]
12-31-2006	20.94	0.17	[1]	3.36	3.53	(0.01)	(3.88)	—	(3.89)	20.58	19.26	[2,5]	1.19	1.19	0.88	74	49
Series NAV
12-31-2010	15.01	0.15	[1]	3.77	3.92	(0.07)	—	—	(0.07)	18.86	26.15	[2]	1.10	1.10	0.91	313	23
12-31-2009	11.73	0.10	[1]	3.27	3.37	(0.09)	—	—	(0.09)	15.01	28.79	[2]	1.11	1.11	0.77	287	29	[3]
12-31-2008	16.18	0.16	[1]	(4.37)	(4.21)	(0.19)	(0.05)	—	(0.24)	11.73	(26.12)[2]		1.12	1.12	1.10	134	42
12-31-2007	20.57	0.17	[1]	(0.57)	(0.40)	(0.20)	(3.79)	—	(3.99)	16.18	(2.86)[2]		1.11	1.11	0.87	237	46	[4]
12-31-2006	20.94	0.13	[1]	3.40	3.53	(0.02)	(3.88)	—	(3.90)	20.57	19.32	[2,5]	1.11	1.11	0.67	278	49

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

3The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
4Excludes merger activity.
5John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Small Company Value Trust
Series I
12-31-2010	14.26	0.09	[1]	2.93	3.02	(0.21)	—	—	(0.21)	17.07	21.36	[2]	1.13	1.07	0.60	105	9
12-31-2009	12.97	0.08	[1]	2.99	3.07	(0.05)	(1.73)	—	(1.78)	14.26	27.69	[2]	1.13	1.08	0.63	109	11	[3,4]
12-31-2008	18.24	0.08	[1]	(4.92)	(4.84)	(0.13)	(0.30)	—	(0.43)	12.97	(27.05)[2]		1.13	1.08	0.48	108	30
12-31-2007	21.89	0.05	[1]	(0.23)	(0.18)	(0.03)	(3.44)	—	(3.47)	18.24	(1.20)[2,5]		1.11	1.06	0.23	200	18
12-31-2006	22.21	0.04	[1]	3.27	3.31	(0.02)	(3.61)	—	(3.63)	21.89	15.42	[2]	1.12	1.08	0.19	275	16
Series NAV
12-31-2010	14.23	0.10	[1]	2.92	3.02	(0.22)	—	—	(0.22)	17.03	21.39	[2]	1.08	1.02	0.66	215	9
12-31-2009	12.94	0.08	[1]	3.00	3.08	(0.06)	(1.73)	—	(1.79)	14.23	27.82	[2]	1.08	1.03	0.68	205	11	[3,4]
12-31-2008	18.21	0.09	[1]	(4.92)	(4.83)	(0.14)	(0.30)	—	(0.44)	12.94	(27.04)[2]		1.08	1.03	0.58	283	30
12-31-2007	21.86	0.07	[1]	(0.23)	(0.16)	(0.05)	(3.44)	—	(3.49)	18.21	(1.14)[2,5]		1.06	1.01	0.35	294	18
12-31-2006	22.18	0.06	[1]	3.26	3.32	(0.03)	(3.61)	—	(3.64)	21.86	15.50	[2]	1.06	1.03	0.26	234	16

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Excludes merger activity.
4The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
5Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: less than $0.005 for Series I, Series II and Series NAV. The total returns excluding the payments from affiliates were (1.20%), (1.35%) and (1.14%) for Series I, Series II and Series NAV, respectively.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses		Expenses
	Net asset	Net	unrealized	Total from					Net asset			before		including			Net
	value,	investment	gain (loss)	investment	From net				value,			reductions		reductions		Net	assets,
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment	end of	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Smaller Company Growth Trust
Series I
12-31-2010	14.30	(0.08)[1]	3.61	3.53	—	(0.24)	—	(0.24)	17.59	25.04	[2]	1.16		1.04		(0.53)	101	79
12-31-2009[3]	13.59	— [1,4]	0.71	0.71	—	—	—	—	14.30	5.22	[2,5]	1.12	[6]	1.01	[6]	(0.26)[6]	95	95	[7,8]
Series NAV
12-31-2010	14.30	(0.07)[1]	3.61	3.54	—	(0.24)	—	(0.24)	17.60	25.12	[2]	1.11		0.99		(0.48)	123	79
12-31-2009	10.61	(0.06)[1]	3.75	3.69	—	—	—	—	14.30	34.78	[2]	1.34		1.23		(0.51)	114	95	[7,8]
12-31-2008[3]	12.50	(0.01)[1]	(1.88)	(1.89)	—	—	—	—	10.61	(15.12)[2,5]		1.30	[6]	1.18	[6]	(0.30)[6]	93	16

1Based on the average daily shares outstanding.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The inception dates for Series I, Series II and Series NAV shares are 11-16-09, 11-16-09 and 10-7-08, respectively.
4Less than ($0.005) per share.
5Not annualized.
6Annualized.
7Excludes merger activity.
8The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions								Ratios to average net assets
				Net real-
				ized and										Expenses		Expenses
	Net asset	Net		unrealized	Total from						Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net					value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net		From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain		paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Strategic Income Opportunities Trust
Series I
12-31-2010	13.31	1.16	[1]	0.92	2.08	(1.39)	—		—	(1.39)	14.00	15.89	[2]	0.82		0.82		8.25		307	68	[3]
12-31-2009	11.20	0.95	[1]	1.97	2.92	(0.81)	—		—	(0.81)	13.31	26.66	[2]	0.85	[4]	0.85	[4]	7.67	[4]	28	87
12-31-2008	13.73	0.81	[1]	(1.96)	(1.15)	(1.38)	—		—	(1.38)	11.20	(8.61)[2]		0.82		0.81		6.17		16	40	[5]
12-31-2007	13.24	0.77	[1]	0.01	0.78	(0.29)	—		—	(0.29)	13.73	5.87	[2]	0.83		0.83		5.62		14	80	[5]
12-31-2006	13.15	0.59	[1]	(0.05)	0.54	(0.45)	—	[6]	—	(0.45)	13.24	4.13	[2]	0.90		0.90		4.42		10	125
Series NAV
12-31-2010	13.29	1.18	[1]	0.90	2.08	(1.40)	—		—	(1.40)	13.97	15.90	[2]	0.77		0.77		8.36		23	68	[3]
12-31-2009	11.18	0.94	[1]	1.99	2.93	(0.82)	—		—	(0.82)	13.29	26.77	[2]	0.80	[4]	0.80	[4]	7.64	[4]	504	87
12-31-2008	13.71	0.82	[1]	(1.96)	(1.14)	(1.39)	—		—	(1.39)	11.18	(8.57)[2]		0.77		0.76		6.23		518	40	[5]
12-31-2007	13.23	0.77	[1]	— [7]	0.77	(0.29)	—		—	(0.29)	13.71	5.84	[2]	0.78		0.78		5.65		463	80	[5]
12-31-2006	13.15	0.60	[1]	(0.06)	0.54	(0.46)	—	[6]	—	(0.46)	13.23	4.15	[2]	0.80		0.80		4.56		335	125

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Excludes merger activity.
4Tax expense was 0.04% of average net assets for Series I, Series II and Series NAV. This expense increased the net investment income (loss) by less than $0.01 for Series I and by $0.01 for Series II and Series NAV and the net investment income (loss) ratio by 0.04%.
5The Portfolio turnover rates including the effect of ”TBA” (to be announced) transactions for the periods ended were as follows: 46% for 12-31-08 and 86% for 12-31-07. The year ended 12-31-06 includes the effect of TBA transactions.
6Less than ($0.005) per share.
7Less than $0.005 per share.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Total Bond Market Trust B
Series NAV
12-31-2010	9.97	0.41	[1]	0.24	0.65	(0.47)	—	—	(0.47)	10.15	6.50	[2]	0.52	0.25	3.97	165	26
12-31-2009	9.87	0.47	[1]	0.15	0.62	(0.52)	—	—	(0.52)	9.97	6.29	[2]	0.52	0.25	4.64	158	29
12-31-2008	9.83	0.50	[1]	0.07	0.57	(0.53)	—	—	(0.53)	9.87	5.79	[2]	0.54	0.26	5.07	162	68
12-31-2007	10.17	0.51	[1]	0.18	0.69	(1.03)	—	—	(1.03)	9.83	7.13	[2]	0.53	0.25	5.13	169	38
12-31-2006	10.13	0.50	[1]	(0.11)	0.39	(0.35)	—	—	(0.35)	10.17	4.07	[2]	0.53	0.25	5.01	162	53

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including			Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Total Return Trust
Series I
12-31-2010	13.99	0.28	[1]	0.79	1.07	(0.35)	(0.25)	—	(0.60)	14.46	7.72	[2]	0.77		0.77		1.94	329	545	[3]
12-31-2009	13.47	0.49	[1]	1.25	1.74	(0.56)	(0.66)	—	(1.22)	13.99	13.59	[2]	0.77		0.77		3.52	348	244	[3,4]
12-31-2008	13.92	0.57	[1]	(0.20)	0.37	(0.67)	(0.15)	—	(0.82)	13.47	2.69	[2]	0.80		0.79		4.10	327	145	[3]
12-31-2007	13.83	0.64	[1]	0.51	1.15	(1.06)	—	—	(1.06)	13.92	8.57	[2]	0.81	[5,6]	0.81	[5,6]	4.67	339	196	[3]
12-31-2006	13.81	0.57	[1]	(0.08)	0.49	(0.47)	—	—	(0.47)	13.83	3.67	[2]	0.81		0.81		4.21	368	254
Series NAV
12-31-2010	13.94	0.29	[1]	0.79	1.08	(0.36)	(0.25)	—	(0.61)	14.41	7.81	[2]	0.72		0.72		1.99	3,032	545	[3]
12-31-2009	13.43	0.48	[1]	1.26	1.74	(0.57)	(0.66)	—	(1.23)	13.94	13.62	[2]	0.72		0.72		3.47	2,582	244	[3,4]
12-31-2008	13.88	0.57	[1]	(0.19)	0.38	(0.68)	(0.15)	—	(0.83)	13.43	2.76	[2]	0.75		0.74		4.15	1,522	145	[3]
12-31-2007	13.80	0.64	[1]	0.51	1.15	(1.07)	—	—	(1.07)	13.88	8.61	[2]	0.76	[5,6]	0.76	[5,6]	4.73	1,704	196	[3]
12-31-2006	13.79	0.58	[1]	(0.09)	0.49	(0.48)	—	—	(0.48)	13.80	3.66	[2]	0.76		0.76		4.27	1,319	254

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The Portfolio turnover rates including the effect of ”TBA” (to be announced) transactions for the periods ended were as follows: 673% for 12-31-10, 562% for 12-31-09, 476% for 12-31-08 and 286% for 12-31-07. The year ended 12-31-06 includes the effect of TBA transactions.
4The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
5Includes interest expense on securities sold short. The interest expense amounted to 0.01% or less of average net assets.
6Includes interest and fees on inverse floaters. The impact of this expense to the gross and net expense ratios was less than 0.01%.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Total Stock Market Index Trust
Series I
12-31-2010	10.12	0.15	[1]	1.59	1.74	(0.15)	—	—	(0.15)	11.71	17.20	[2]	0.57	0.57	1.41	268	5
12-31-2009	7.97	0.14	[1]	2.15	2.29	(0.14)	—	—	(0.14)	10.12	28.87	[2]	0.57	0.57	1.66	233	9	[3]
12-31-2008	12.98	0.17	[1]	(4.99)	(4.82)	(0.17)	(0.02)	—	(0.19)	7.97	(37.20)[2]		0.58	0.58	1.59	182	5
12-31-2007	13.13	0.18	[1]	0.49	0.67	(0.30)	(0.52)	—	(0.82)	12.98	5.18	[2]	0.57	0.56	1.33	263	11
12-31-2006	11.56	0.16	[1]	1.59	1.75	(0.12)	(0.06)	—	(0.18)	13.13	15.29	[2,4]	0.57	0.57	1.30	238	2
Series NAV
12-31-2010	10.12	0.15	[1]	1.59	1.74	(0.15)	—	—	(0.15)	11.71	17.26	[2]	0.52	0.52	1.45	73	5
12-31-2009	7.97	0.15	[1]	2.15	2.30	(0.15)	—	—	(0.15)	10.12	28.93	[2]	0.52	0.52	1.72	72	9	[3]
12-31-2008	12.98	0.17	[1]	(4.98)	(4.81)	(0.18)	(0.02)	—	(0.20)	7.97	(37.15)[2]		0.53	0.53	1.61	68	5
12-31-2007	13.14	0.19	[1]	0.48	0.67	(0.31)	(0.52)	—	(0.83)	12.98	5.19	[2]	0.52	0.51	1.37	137	11
12-31-2006	11.57	0.16	[1]	1.59	1.75	(0.12)	(0.06)	—	(0.18)	13.14	15.33	[2,4]	0.52	0.52	1.34	160	2

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
4John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Ultra Short Term Bond Trust
Series I
12-31-2010[1]	12.50	0.03	[2]	(0.05)	(0.02)	(0.12)	—	—	(0.12)	12.36	(0.16)[3,4]	0.88	[5]	0.75	[5]	0.60	[5]	2	56
Series NAV
12-31-2010[1]	12.50	0.03	[2]	(0.05)	(0.02)	(0.12)	—	—	(0.12)	12.36	(0.13)[3,4]	0.83	[5]	0.70	[5]	0.63	[5]	1	56

1The inception date for Series I, Series II and Series NAV shares is 7-29-10.
2Based on the average daily shares outstanding.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Not annualized.
5Annualized.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including			Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)		(in millions)	(%)
Utilities Trust
Series I
12-31-2010	10.42	0.36	[1]	1.10	1.46	(0.26)	—	—	(0.26)	11.62	14.03	[2]	0.95	0.95	3.39		116	56
12-31-2009	8.16	0.35	[1,3]	2.35	2.70	(0.44)	—	—	(0.44)	10.42	33.64	[2]	0.95	0.95	3.94	[3]	114	70	[4]
12-31-2008	14.34	0.30	[1]	(5.67)	(5.37)	(0.35)	(0.46)	—	(0.81)	8.16	(38.64)[2]		1.02	1.02	2.49		94	68
12-31-2007	14.66	0.32	[1]	3.44	3.76	(0.31)	(3.77)	—	(4.08)	14.34	27.40	[2,5]	1.02	1.01	2.07		188	92
12-31-2006	13.18	0.29	[1]	3.25	3.54	(0.33)	(1.73)	—	(2.06)	14.66	31.00	[2]	1.00	1.00	2.24		134	98
Series NAV
12-31-2010	10.41	0.37	[1]	1.09	1.46	(0.27)	—	—	(0.27)	11.60	14.00	[2]	0.90	0.90	3.49		29	56
12-31-2009	8.16	0.36	[1,3]	2.34	2.70	(0.45)	—	—	(0.45)	10.41	33.58	[2]	0.90	0.90	4.03	[3]	21	70	[4]
12-31-2008	14.32	0.31	[1]	(5.66)	(5.35)	(0.35)	(0.46)	—	(0.81)	8.16	(38.50)[2]		0.97	0.97	2.62		15	68
12-31-2007	14.65	0.32	[1]	3.45	3.77	(0.33)	(3.77)	—	(4.10)	14.32	27.43	[2,5]	0.97	0.96	2.04		25	92
12-31-2006	13.17	0.30	[1]	3.25	3.55	(0.34)	(1.73)	—	(2.07)	14.65	31.07	[2]	0.95	0.95	2.29		7	98

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects a special dividend received by the Portfolio which amounted to $0.13, $0.12 and $0.13 for Series I, Series II and Series NAV. The percentage of average net assets was 1.41% for all Series.
4The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
5Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.01 for Series and less than $0.005 for Series II and Series NAV. The total returns excluding the payment from affiliates was 27.31%, 27.10% and 27.43% for Series I, Series II and Series NAV, respectively.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Value Trust
Series I
12-31-2010	13.72	0.14	[1]	2.90	3.04	(0.15)	—	—	(0.15)	16.61	22.22	[2]	0.83	0.83	0.94	218	43
12-31-2009	9.84	0.14	[1]	3.89	4.03	(0.15)	—	—	(0.15)	13.72	41.18	[2]	0.84	0.84	1.29	191	70	[3]
12-31-2008	17.36	0.16	[1]	(7.09)	(6.93)	(0.16)	(0.43)	—	(0.59)	9.84	(40.87)[2]		0.85	0.85	1.09	133	50
12-31-2007	22.72	0.18	[1]	1.54	1.72	(0.32)	(6.76)	—	(7.08)	17.36	8.22	[2,4]	0.83	0.83	0.80	273	73
12-31-2006	21.89	0.18	[1]	3.95	4.13	(0.09)	(3.21)	—	(3.30)	22.72	21.05	[2]	0.83	0.83	0.83	290	65
Series NAV
12-31-2010	13.70	0.14	[1]	2.91	3.05	(0.16)	—	—	(0.16)	16.59	22.31	[2]	0.78	0.78	0.98	22	43
12-31-2009	9.83	0.15	[1]	3.88	4.03	(0.16)	—	—	(0.16)	13.70	41.19	[2]	0.79	0.79	1.33	17	70	[3]
12-31-2008	17.35	0.17	[1]	(7.09)	(6.92)	(0.17)	(0.43)	—	(0.60)	9.83	(40.84)[2]		0.80	0.80	1.20	9	50
12-31-2007	22.72	0.19	[1]	1.54	1.73	(0.34)	(6.76)	—	(7.10)	17.35	8.26	[2,4]	0.78	0.78	0.86	11	73
12-31-2006	21.90	0.19	[1]	3.94	4.13	(0.10)	(3.21)	—	(3.31)	22.72	21.03	[2]	0.78	0.78	0.90	4	65

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The portfolio turnover rate for the year ended 12-31-09 has been revised from what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.
4Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.03, $0.03 and $0.02 for Series I, Series II and Series NAV, respectively. The total returns excluding the payment from affiliates was 8.03%, 7.82% and 8.14% for Series I, Series II and Series NAV, respectively.

APPENDIX A

SCHEDULE OF MANAGEMENT FEES

Set forth below is the schedule of the annual percentage rates of the management fees for the funds. For certain funds the advisory or management fee for the fund is calculated by applying to the net assets of the fund an annual fee rate, which is determined based on the application of the annual percentage rates for the fund to the “Aggregate Net Assets” of the fund. Aggregate Net Assets of a fund include the net assets of the fund, and in most cases, the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) indicated below that have the same subadviser as the fund. If a fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund.

Fund	APR	Advisory Fee Breakpoint

500 Index Trust	0.470%	— first $500 million; and
	0.460%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the 500 Index Fund, a series of John Hancock Funds II (JHF II).)

500 Index Trust B	0.470%	— first $500 million; and
	0.460%	— excess over $500 million.

Active Bond Trust	0.600%	— at all asset levels.

All Cap Core Trust	0.800%	— first $500 million; and
	0.750%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the All Cap Core Fund, a series of JHF II.)

All Cap Value Trust	0.800%	— first $500 million;
	0.750%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the All Cap Value Fund, a series of JHF II.)

Alpha Opportunities Trust	1.025%	— first $250 million;
	1.000%	— next $250 million;
	0.975%	— next $500 million; and
	0.950%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Alpha Opportunities Fund, a series of JHF II.)

American Fundamental Holdings Trust	0.050%	— first $500 million; and
0.040%	— excess over $500 million.
		(Aggregate Net Assets include the net assets of the American Fundamental Holdings Trust, the American Global Diversification Trust and the Core Diversified Growth & Income Trust, each a series of JHVIT and the Core Fundamental Holdings Fund, Core Global Diversification Fund and Core Diversified Growth & Income Fund, each a series of John Hancock Funds II.)

American Global Diversification Trust	0.050%	— first $500 million; and
0.040%	— excess over $500 million.
		(Aggregate Net Assets include the net assets of the American Fundamental Holdings Trust, the American Global Diversification Trust and the Core Diversified Growth & Income Trust, each a series of JHVIT and the Core Fundamental Holdings Fund, Core Global Diversification Fund and Core Diversified Growth & Income Fund, each a series of John Hancock Funds II.)

Balanced Trust	0.840%	— first $250 million;
	0.810%	— next $250 million;
	0.800%	— next $500 million; and
	0.780%	— excess over $1 billion.

Fund	APR	Advisory Fee Breakpoint

Blue Chip Growth Trust	0.825%	— first $1 billion; and
0.775%	— excess over $1 billion.*
(Aggregate Net Assets include the net assets of the fund and the Blue Chip Growth Fund, a series of JHF II.) *When Aggregate Net Assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of Aggregate Net Assets.

Capital Appreciation Trust	0.850%	— first $300 million;
	0.800%	— next $200 million;
	0.700%	— next $500 million; and
	0.670%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Capital Appreciation Fund, a series of JHF II.)

Capital Appreciation Value Trust		If net assets are less than $500 million, the following fee schedule shall apply:
	0.950%	— first $250 million;
	0.850%	— excess over $250 million.
If net assets equal or exceed $500 million but are less than $2 billion, the following fee schedule shall apply:
	0.850%	— first $1 billion;
	0.800%	— excess $1 billion.
If net assets equal or exceed $2 billion but are less than $3 billion, the following fee schedule shall apply:
	0.850%	— first $500 million;
	0.800%	— excess over $500 million.
If net assets equal or exceed $3 billion, the following fee schedule shall apply:
	0.800%	— all asset levels.

Core Allocation Plus Trust	0.915%	— first $500 million; and
	0.865%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Core Allocation Plus Fund, a series of JHF II.)

Core Bond Trust	0.690%	— first $200 million;
	0.640%	— next $200 million; and
	0.570%	— excess over $400 million. (Aggregate Net Assets include the net assets of the fund and the Core Bond Fund, a series of JHF II.)

Core Diversified Growth and Income Trust	0.050%	— first $500 million; and
0.040%	— excess over $500 million.
(Aggregate Net Assets include the net assets of the fund, American Global Diversification Trust and the American Fundamental Holdings Trust, each a series of JHVIT, and the Core Diversified Growth & Income Fund, Core Global Diversification Fund and the Core Fundamental Holdings Fund, each a series of JHF II.)

Fund	APR	Advisory Fee Breakpoint

Core Strategy Trust		The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund:
	0.050%	— first $500 million; and
	0.040%	— excess over $500 million.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund:
	0.500%	— first $500 million; and
	0.490%	— excess over $500 million.

Disciplined Diversification Trust	0.800%	— first $100 million;
	0.700%	— next $900 million; and
	0.650%	— excess over $1 billion

Emerging Markets Value Trust	1.000%	— first $100 million; and
	0.950%	— excess over $100 million. (Aggregate Net Assets include the net assets of the fund and the Emerging Markets Fund, a series of JHF II.)

Equity-Income Trust	0.825%	— first $1 billion; and
0.775%	— excess over $1 billion.*
(Aggregate Net Assets include the net assets of the fund and the Equity-Income Fund, a series of JHF II.) *When Aggregate Net Assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of Aggregate Net Assets.

Financial Services Trust	0.850%	— first $50 million;
	0.800%	— next $450 million; and
	0.750%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Financial Services Fund, a series of JHF II.)

Franklin Templeton Founding Allocation Trust		The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.050%	— first $500 million; and
	0.040%	— excess over $500 million.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.500%	— first $500 million; and
	0.490%	— excess over $500 million.

Fundamental Value Trust	0.850%	— first $50 million;
	0.800%	— next $450 million; and
	0.750%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Fundamental Value Fund, a series of JHF II)

Fund	APR	Advisory Fee Breakpoint

Global Trust	0.850%	— first $1 billion; and
0.800%	— excess over $1 billion.
		(Aggregate Net Assets include the net assets of the fund, the Income Trust, Mutual Shares Trust, and International Value Trust, each a series of JHVIT, and Global Fund, Income Fund, Mutual Shares Fund, International Small Cap Fund and International Value Fund, each a series of JHF II.)

Global Bond Trust	0.700%	— at all asset levels.

Health Sciences Trust	1.050%	— first $500 million; and
	1.000%	— excess over $500 million

High Yield Trust	0.700%	— first $500 million; and
	0.650%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the High Yield Fund, a series of JHF II.)

International Core Trust	0.920%	— first $100 million;
	0.895%	— next $900 million;
	0.880%	— next $1 billion;
	0.850%	— next $1 billion;
	0.825%	— next $1 billion; and
	0.800%	— excess over $4 billion. (Aggregate Net Assets include the net assets of the fund and the International Core Fund, a series of JHF III.)

International Equity Index Trust A	0.550%	— first $100 million; and
	0.530%	— excess over $100 million. (Aggregate Net Assets include the net assets of the fund and the International Equity Index Fund, a series of JHF II.)

International Equity Index Trust B	0.550%	— first $100 million; and
	0.530%	— excess over $100 million.

International Opportunities Trust	0.900%	— first $750 million;
	0.850%	— next $750 million; and
	0.800%	— excess over $1.5 billion. (Aggregate Net Assets include the net assets of the fund and the International Opportunities Fund, a series of JHF II.)

International Small Company Trust	0.950%	— at all asset levels.

International Value Trust	0.950%	— first $150 million;
	0.850%	— next $150 million; and
0.800%	— excess over $300 million.*
		(Aggregate Net Assets include the net assets of the fund, Income Trust, Mutual Shares Trust and the Global Trust, a series of JHVIT; and Income Fund, Mutual Shares Fund, the International Value Fund, the International Small Cap Fund and the Global Fund, each a series of JHF II.) *When Aggregate Net Assets exceed $300 million, the advisory fee rate is 0.800% on all net assets of the fund.

Investment Quality Bond Trust	0.600%	— first $500 million; and
	0.550%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Investment Quality Bond Fund, a series of JHF II.)

Fund	APR	Advisory Fee Breakpoint

Large Cap Trust	0.780%	— first $250 million;
	0.730%	— next $250 million;
	0.680%	— next $250 million; and
	0.650%	— excess over $750 million. (Aggregate Net Assets include the net assets of the fund and the Large Cap Fund, a series of JHF II.)

Lifestyle Aggressive Trust

Lifestyle Balanced Trust

Lifestyle Conservative Trust

Lifestyle Growth Trust

Lifestyle Moderate Trust (Collectively, the “JHVIT Lifestyle Trusts”)
The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II or JHF III (“Affiliated Funds Assets”) * and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHVIT Lifestyle Trusts and the Lifestyle Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.050%	— first $7.5 billion; and
	0.040%	— excess over $7.5 billion.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the JHVIT Lifestyle Trusts and the Lifestyle Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.500%	— first $7.5 billion; and
	0.490%	— excess over $7.5 billion.

Mid Cap Index Trust	0.490%	— first $250 million;
	0.480%	— next $250 million; and
	0.460%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Mid Cap Index Fund, a series of JHF II.)

Mid Cap Stock Trust	0.875%	— first $200 million;
	0.850%	— next $300 million; and
	0.825%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Mid Cap Stock Fund, a series of JHF II.)

Mid Value Trust	1.050%	— first $50 million; and
	0.950%	— excess over $50 million (Aggregate Net Assets include the net assets of the fund and the Mid Value Fund, a series of JHF II.)

Money Market Trust B	0.500%	— first $500 million; and
	0.470%	— excess over $500 million.

Money Market Trust	0.500%	— first $500 million; and
	0.470%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Money Market Fund, a series of JHF II.)

Fund	APR	Advisory Fee Breakpoint

Natural Resources Trust	1.000%	— first $1 billion;
	0.975%	— next $1 billion; and
	0.950%	— excess over $2 billion. (Aggregate Net Assets include the net assets of the fund and the Natural Resources Fund, a series of JHF II.)

Optimized All Cap Trust	0.675%	— first $2.5 billion; and
	0.650%	— excess over $2.5 billion.

Optimized Value Trust	0.700%	— first $500 million;
	0.650%	— next $500 million; and
	0.600%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Optimized Value Fund, a series of JHF II)

Real Estate Securities Trust	0.700%	— at all asset levels.

Real Return Bond Trust	0.700%	— first $1 billion; and
	0.650%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Real Return Bond Fund, a series of JHF II.)

Science & Technology Trust	1.050%	— first $500 million; and
	1.000%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Science & Technology Fund, a series of JHF II.)

Short Term Government Income Trust	0.570%	— first $250 million; and
	0.550%	— excess over $250 million (Aggregate Net Assets include the net assets of the fund and the Short Term Government Income Fund, a series of JHF II.)

Small Cap Growth Trust	1.100%	— first $100 million; and
	1.050%	— excess over $100 million. (Aggregate Net Assets include the net assets of the fund and the Small Cap Growth Fund, a series of JHF II.)

Small Cap Index Trust	0.490%	— first $250 million;
	0.480%	— next $250 million; and
	0.460%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Small Cap Index Fund, a series of JHF II.)

Small Cap Opportunities Trust	1.000%	— first $500 million;
	0.950%	— next $500 million;
	0.900%	— next 1 billion; and
	0.850%	— excess over $2 billion. (Aggregate Net Assets include the net assets of the fund and the Small Cap Opportunities Fund, a series of JHF II.)

Small Cap Value Trust	1.100%	— first $100 million;
	1.050%	— next $500 million; and
	1.000%	— excess over $600 million. (Aggregate Net Assets include the net assets of the fund and the Small Cap Value Fund, a series of JHF II.)

Small Company Value Trust	1.050%	— first $500 million; and
	1.000%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Small Company Value Fund, a series of JHF II.)

Fund	APR	Advisory Fee Breakpoint

Smaller Company Growth Trust	1.100%	— first $125 million;
	1.050%	— next $250 million;
	1.000%	— next $625 million; and
	0.950%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Smaller Company Growth Fund, a series of JHF II.)

Strategic Income Opportunities Trust	0.700%	— first $500 million; and
	0.650%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Strategic Income Opportunities Fund, a series of JHF II.)

Total Bond Market Trust B	0.470%	— all asset levels.

Total Return Trust		If PIMCO is the subadviser to the fund and if Relationship Net Assets* equal or exceed $3 billion, the following fee schedule shall apply:
	0.700%	— first $1 billion of Total Return Net Assets **; and
	0.675%	— excess over $1 billion of Total Return Net Assets **.
If Relationship Net Assets* are less than $3 billion, the following fee schedule shall apply:
	0.700%	— all net asset** levels
If PIMCO is not the subadviser to the fund, the following fee schedule shall apply:
	0.700%	— first $1 billion of Total Return Net Assets **; and
	0.675%	— excess over $1 billion of Total Return Net Assets **.
*The term Relationship Net Assets shall mean the aggregate net assets of all portfolios of the JHVIT and the JHF II that are subadvised by the PIMCO. These funds currently include the Total Return Trust, the Real Return Bond Trust and the Global Bond Trust, each a series of the JHVIT, and the Total Return Fund, the Real Return Bond Fund and the Global Bond Fund, each a series of JHF II.
**The term Total Return Net Assets includes the net assets of the Total Return Trust, a series of JHVIT, and the Total Return Fund, a series of JHF II.

Total Stock Market Index Trust	0.490%	— first $250 million;
	0.480%	— next $250 million; and
	0.460%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Total Stock Market Index Fund, a series of JHF II.)

Ultra Short Term Bond Trust	0.550%	— first $250 million; and
	0.530%	— excess over $250 million. (Aggregate Net Assets include the net assets only of the fund.)

Utilities Trust	0.825%	— first $600 million;
	0.800%	— next $300 million;
	0.775%	— next $600 million; and
	0.700%	— excess over $1.5 billion. (Aggregate Net Assets include the net assets of the fund and the Utilities Fund, a series of JHF II.)

Value Trust	0.750%	— first $200 million;
	0.725%	— next $300 million; and
	0.650%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Value Fund, a series of JHF II.)

.

FOR MORE INFORMATION

The following documents are available, which offer further information on JHVIT:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information

The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHVIT’s policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Variable Insurance Trust
601 Congress Street
Boston, MA 02210

By phone: 1-800-827-4546

On the Internet: www.jhlifeinsurance.com

Or you may obtain these documents and other information

about the Funds from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-04146